UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

                           Phoenix Opportunities Trust
 ------------------------------------------------------------------------------
            (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,         John H. Beers, Esq.
     Counsel and Secretary for Registrant    Vice President and Counsel
       Phoenix Life Insurance Company      Phoenix Life Insurance Company
             One American Row                    One American Row
          Hartford, CT 06103-2899            Hartford, CT 06103-2899
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX OPPORTUNITIES TRUST
GLOSSARY
JUNE 30, 2007 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

CONSUMER PRICE INDEX (CPI)
Measures the change in consumer prices of goods and services, including housing, electricity, food and transportation as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

DEBT INDEX SECURITIES
Securities comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments.

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Authority

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

IBC
Insured Bond Certificate

MBIA
Municipal Bond Insurance Association

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

REPURCHASE AGREEMENT
A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)
U.S. Treasury bonds and notes whose value is adjusted according to the changes in inflation rate every six months, as measured by the consumer price index. As inflation occurs the value of TIPS increases.

VA
Department of Veterans Affairs

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (W.I. AND TBA)
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Earnings Driven Growth Fund

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)

                                                                      VALUE
                                                       SHARES         (000)
                                                     ----------   -------------

DOMESTIC COMMON STOCKS--90.5%

ADVERTISING--2.1%
Lamar Advertising Co. Class A                           10,050    $        631
                                                                  ------------
AEROSPACE & DEFENSE--1.5%
Alliant Techsystems, Inc.(b)                             4,690             465
                                                                  ------------
APPAREL RETAIL--3.9%
Crew (J.) Group, Inc.(b)                                13,330             721
TJX Cos., Inc. (The)                                    17,360             477
                                                                  ------------
                                                                         1,198
                                                                  ------------
APPAREL, ACCESSORIES & LUXURY GOODS--6.0%
Gildan Activewear, Inc.(b)                              14,080             483
Polo Ralph Lauren Corp.                                  6,830             670
VF Corp.                                                 7,450             682
                                                                  ------------
                                                                         1,835
                                                                  ------------
APPLICATION SOFTWARE--3.6%
Adobe Systems, Inc.(b)                                  11,260             452
Cadence Design Systems, Inc.(b)                         29,440             647
                                                                  ------------
                                                                         1,099
                                                                  ------------
BIOTECHNOLOGY--2.6%
Genzyme Corp.(b)                                        12,330             794
                                                                  ------------
CASINOS & GAMING--2.2%
International Game Technology                           16,690             663
                                                                  ------------
COMMUNICATIONS EQUIPMENT--4.4%
Arris Group, Inc.(b)                                    35,450             623
F5 Networks, Inc.(b)                                     9,040             729
                                                                  ------------
                                                                         1,352
                                                                  ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--5.3%
Joy Global, Inc.                                        14,360             838
Oshkosh Truck Corp.                                     12,690             798
                                                                  ------------
                                                                         1,636
                                                                  ------------
DEPARTMENT STORES--1.9%
Nordstrom, Inc.                                         11,540             590
                                                                  ------------
DIVERSIFIED CHEMICALS--1.6%
FMC Corp.                                                5,570             498
                                                                  ------------

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------   -------------

ELECTRICAL COMPONENTS & EQUIPMENT--4.7%
Ametek, Inc.                                            16,240   $         645
Cooper Industries Ltd. Class A                          14,120             806
                                                                  ------------
                                                                         1,451
                                                                  ------------
HEALTH CARE EQUIPMENT--4.4%
Gen-Probe, Inc.(b)                                      12,380             748
Stryker Corp.                                            9,300             587
                                                                  ------------
                                                                         1,335
                                                                  ------------
HEALTH CARE FACILITIES--1.9%
Psychiatric Solutions, Inc.(b)                          16,290             591
                                                                  ------------
HOME ENTERTAINMENT SOFTWARE--1.5%
Activision, Inc.(b)                                     24,920             465
                                                                  ------------
HOTELS, RESORTS & CRUISE LINES--1.4%
Hilton Hotels Corp.                                     12,740             426
                                                                  ------------
HOUSEHOLD PRODUCTS--2.8%
Church & Dwight Co., Inc.                               14,510             703
Clorox Co. (The)                                         2,400             149
                                                                  ------------
                                                                           852
                                                                  ------------
INDUSTRIAL MACHINERY--2.6%
Harsco Corp.                                            15,120             786
                                                                  ------------
INTERNET SOFTWARE & SERVICES--1.8%
Akamai Technologies, Inc.(b)                            11,500             559
                                                                  ------------
IT CONSULTING & OTHER SERVICES--2.0%
Cognizant Technology Solutions Corp. Class A(b)          8,320             625
                                                                  ------------
MANAGED HEALTH CARE--1.7%
Humana, Inc.(b)                                          8,590             523
                                                                  ------------
METAL & GLASS CONTAINERS--2.5%
Ball Corp.                                              14,150             752
                                                                  ------------
OIL & GAS EQUIPMENT & SERVICES--2.4%
Grant Prideco, Inc.(b)                                  13,730             739
                                                                  ------------
OIL & GAS EXPLORATION & PRODUCTION--4.1%
Newfield Exploration Co.(b)                              9,770             445
XTO Energy, Inc.                                        13,480             810
                                                                  ------------
                                                                         1,255
                                                                  ------------

Phoenix Earnings Driven Growth Fund

                                                                    VALUE
                                                       SHARES       (000)
                                                     ----------  ------------

PHARMACEUTICALS--2.4%
Allergan, Inc.                                          12,900   $        744
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.0%
CB Richard Ellis Group, Inc. Class A(b)                 17,040            622
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--4.2%
KLA-Tencor Corp.                                        11,820            650
MEMC Electronic Materials, Inc.(b)                      10,260            627
                                                                 ------------
                                                                        1,277
                                                                 ------------
SEMICONDUCTORS--6.2%
Intersil Corp. Class A                                  20,010            630
Microchip Technology, Inc.                              15,510            574
NVIDIA Corp.(b)                                         16,720            691
                                                                 ------------
                                                                        1,895
                                                                 ------------
SPECIALIZED FINANCE--2.0%
Nymex Holdings, Inc.                                     4,840            608
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--4.8%
NII Holdings, Inc.(b)                                   10,240            827
SBA Communications Corp. Class A(b)                     19,430            652
                                                                 ------------
                                                                        1,479
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $22,356)                                              27,745
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--10.0%

ASSET MANAGEMENT & CUSTODY BANKS--2.1%

Invesco plc Sponsored ADR (United Kingdom)              25,210            652
                                                                 ------------
BROADCASTING & CABLE TV--2.0%
NET Servicos de Comunicacao S.A. (Brazil)               37,510            620
                                                                 ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--2.1%
CNH Global N.V. (Netherlands)                           12,660            647
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.0%
Lazard Ltd. Class A (United States)                     13,150            592
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
Millicom International Cellular S.A.
   (Luxembourg)(b)                                       6,060            555
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,726)                                                3,066
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.5%
(IDENTIFIED COST $25,082)                                              30,811
                                                                 ------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $25,082)                                              30,811(a)
Other assets and liabilities, net--(0.5)%                                (167)
                                                                 ------------
NET ASSETS--100.0%                                               $     30,644
                                                                 ============

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,089 and gross depreciation of $360 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $25,082.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix Growth Opportunities Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                    VALUE
                                                    SHARES          (000)
                                                  ----------     ------------
DOMESTIC COMMON STOCKS--87.4%

AEROSPACE & DEFENSE--1.1%
Precision Castparts Corp.                              2,100     $        255
                                                                 ------------
AIR FREIGHT & LOGISTICS--1.3%
Robinson (C.H.) Worldwide, Inc.                        6,150              323
                                                                 ------------
APPAREL RETAIL--1.3%
Guess?, Inc.                                           6,730              323
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--4.0%
Coach, Inc.(b)                                         7,560              358
Polo Ralph Lauren Corp.                                3,000              295
Under Armour, Inc. Class A(b)                          6,860              313
                                                                 ------------
                                                                          966
                                                                 ------------
APPLICATION SOFTWARE--1.2%
Salesforce.com, Inc.(b)                                6,860              294
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Franklin Resources, Inc.                               2,130              282
                                                                 ------------
BIOTECHNOLOGY--3.7%
Celgene Corp.(b)                                       6,570              377
Gilead Sciences, Inc.(b)                              13,620              528
                                                                 ------------
                                                                          905
                                                                 ------------
CASINOS & GAMING--2.5%
International Game Technology                          6,560              261
Las Vegas Sands Corp.(b)                               4,400              336
                                                                 ------------
                                                                          597
                                                                 ------------
COAL & CONSUMABLE FUELS--1.3%
Consol Energy, Inc.                                    6,710              309
                                                                 ------------
COMMUNICATIONS EQUIPMENT--9.9%
Cisco Systems, Inc.(b)                                36,440            1,015
Corning, Inc.(b)                                      19,820              506
F5 Networks, Inc.(b)                                   3,880              313
QUALCOMM, Inc.                                         7,910              343
Riverbed Technology, Inc.(b)                           4,700              206
                                                                 ------------
                                                                        2,383
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--1.1%
GameStop Corp. Class A(b)                              6,930              271
                                                                 ------------

                                                                    VALUE
                                                    SHARES          (000)
                                                  ----------     ------------

COMPUTER HARDWARE--4.2%
Apple, Inc.(b)                                         4,220     $        515
Dell, Inc.(b)                                         17,610              503
                                                                 ------------
                                                                        1,018
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--1.3%
SanDisk Corp.(b)                                       6,520              319
                                                                 ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
    TRUCKS--2.0%
Deere & Co.                                            3,930              475
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
    SERVICES--0.8%
Corrections Corporation of America(b)                  3,200              202
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
Roper Industries, Inc.                                 6,320              361
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
SunPower Corp. Class A(b)                              5,880              371
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
Monsanto Co.                                           5,040              340
                                                                 ------------
HEALTH CARE EQUIPMENT--3.8%
Baxter International, Inc.                             6,080              343
Intuitive Surgical, Inc.(b)                            2,230              309
St. Jude Medical, Inc.(b)                              6,600              274
                                                                 ------------
                                                                          926
                                                                 ------------
HEALTH CARE SERVICES--2.1%
Express Scripts, Inc.(b)                               4,920              246
Medco Health Solutions, Inc.(b)                        3,220              251
                                                                 ------------
                                                                          497
                                                                 ------------
INDUSTRIAL CONGLOMERATES--4.0%
General Electric Co.                                  25,280              968
                                                                 ------------
INTERNET RETAIL--2.0%
Amazon.com, Inc.(b)                                    4,200              288
Expedia, Inc.(b)                                       6,360              186
                                                                 ------------
                                                                          474
                                                                 ------------
INTERNET SOFTWARE & SERVICES--7.1%
Akamai Technologies, Inc.(b)                           7,340              357
Google, Inc. Class A(b)                                1,975            1,034
VeriSign, Inc.(b)                                     10,500              333
                                                                 ------------
                                                                        1,724
                                                                 ------------

Phoenix Growth Opportunities Fund

                                                                    VALUE
                                                    SHARES          (000)
                                                  ----------     ------------

INVESTMENT BANKING & BROKERAGE--2.3%
Goldman Sachs Group, Inc. (The)                        2,520     $        546
                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES--1.7%
Thermo Fisher Scientific, Inc.(b)                      7,870              407
                                                                 ------------
MOVIES & ENTERTAINMENT--0.4%
News Corp. Class A                                     4,210               89
                                                                 ------------
OIL & GAS DRILLING--1.1%
Diamond Offshore Drilling, Inc.                        2,500              254
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
XTO Energy, Inc.                                       4,400              264
                                                                 ------------
PHARMACEUTICALS--1.9%
Allergan, Inc.                                         4,710              271
Schering-Plough Corp.                                  6,500              198
                                                                 ------------
                                                                          469
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--1.6%
KLA-Tencor Corp.                                       7,010              385
                                                                 ------------
SEMICONDUCTORS--7.5%
Broadcom Corp. Class A(b)                             13,840              405
Intel Corp.                                           25,520              606
NVIDIA Corp.(b)                                        7,900              326
Texas Instruments, Inc.                               12,750              480
                                                                 ------------
                                                                        1,817
                                                                 ------------
SOFT DRINKS--2.4%
Coca-Cola Co. (The)                                    4,600              240
Hansen Natural Corp.(b)                                8,070              347
                                                                 ------------
                                                                          587
                                                                 ------------
SPECIALIZED FINANCE--4.7%
Chicago Mercantile Exchange Holdings, Inc.
    Class A                                              945              505
IntercontinentalExchange, Inc.(b)                      2,440              361
Nymex Holdings, Inc.                                   2,110              265
                                                                 ------------
                                                                        1,131
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
Crown Castle International Corp.(b)                    8,410              305

                                                                    VALUE
                                                    SHARES          (000)
                                                  ----------     ------------

WIRELESS TELECOMMUNICATION SERVICES--
    (CONTINUED)
NII Holdings, Inc.(b)                                  3,280     $        265
                                                                 ------------
                                                                          570
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $18,798)                                              21,102
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--9.5%

ADVERTISING--1.3%
Focus Media Holding Ltd. ADR (China)(b)                6,050              305
                                                                 ------------
COAL & CONSUMABLE FUELS--1.2%
Cameco Corp. (Canada)                                  6,000              304
                                                                 ------------
COMMUNICATIONS EQUIPMENT--1.0%
Nortel Networks Corp (Canada)(b)                       9,800              236
                                                                 ------------
HEAVY ELECTRICAL EQUIPMENT--2.0%
ABB Ltd. Sponsored ADR (Switzerland)                  21,320              482
                                                                 ------------
PHARMACEUTICALS--2.2%
Shire Pharmaceuticals Group plc ADR (United
    Kingdom)                                           7,050              523
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES--1.8%
Millicom International Cellular S.A.
    (Luxembourg)(b)                                    2,530              232
Rogers Communications, Inc. Class B (Canada)           5,100              217
                                                                 ------------
                                                                          449
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,933)                                                2,299
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $20,731)                                              23,401
                                                                 ------------

SHORT-TERM INVESTMENTS--2.4%

MONEY MARKET MUTUAL FUNDS--2.4%
BlackRock Liquidity Funds TempCash Portfolio
    (5.20% seven day effective yield)                588,419              588
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $588)                                                    588
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $21,319)                                              23,989(a)

Other assets and liabilities, net--0.7%                                   159
                                                                 ------------
NET ASSETS--100.0%                                               $     24,148
                                                                 ============

Phoenix Growth Opportunities Fund

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,707 and gross depreciation of $127 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $21,409.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

Phoenix Global Utilities Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)

                                                                    VALUE
                                                    SHARES          (000)
                                                  ----------     ------------
DOMESTIC COMMON STOCKS--63.2%

ELECTRIC UTILITIES--31.4%
Duke Energy Corp.                                    132,150     $      2,418
Entergy Corp.                                         23,910            2,567
Exelon Corp.                                          39,800            2,889
FirstEnergy Corp.                                     35,970            2,328
FPL Group, Inc.                                       40,200            2,281
Northeast Utilities                                   26,150              742
Pepco Holdings, Inc.                                  38,660            1,090
PPL Corp.                                             42,950            2,010
Progress Energy, Inc.                                 30,840            1,406
Southern Co. (The)                                    59,220            2,031
                                                                 ------------
                                                                       19,762
                                                                 ------------
GAS UTILITIES--0.7%
Atmos Energy Corp.                                    14,050              422
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--10.7%
AT&T, Inc.                                            65,500            2,718
Citizens Communications Co.                           44,900              686
Consolidated Communications Holdings, Inc.            35,700              807
Verizon Communications, Inc.                          43,550            1,793
Windstream Corp.                                      51,370              758
                                                                 ------------
                                                                        6,762
                                                                 ------------
MULTI-UTILITIES--19.2%
Alliant Energy Corp.                                  11,990              466
CenterPoint Energy, Inc.                              30,670              534
Dominion Resources, Inc.                              35,650            3,077
NSTAR                                                 18,170              589
PG&E Corp.                                            35,870            1,625
Public Service Enterprise Group, Inc.                 30,370            2,666
Sempra Energy                                         28,360            1,680
TECO Energy, Inc.                                     27,370              470
Xcel Energy, Inc.                                     47,500              972
                                                                 ------------
                                                                       12,079
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--1.2%
Spectra Energy Corp.                                  28,400              737
                                                                 ------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $36,336)                                              39,762
--------------------------------------------------------------------------------

                                                                    VALUE
                                                    SHARES          (000)
                                                  ----------     ------------
FOREIGN COMMON STOCKS(b)--35.0%

ELECTRIC UTILITIES--13.0%
E.ON AG (Germany)                                     13,720     $      2,308
Electricidade de Portugal SA (Portugal)              165,350              915
Enel S.p.A. (Italy)                                   99,030            1,069
Fortum Oyj (Finland)                                  27,990              879
Iberdrola S.A. (Spain)                                22,920            1,288
Red Electrica de Espana (Spain)                       16,580              781
Scottish and Southern Energy plc (United
   Kingdom)                                           32,480              945
                                                                 ------------
                                                                        8,185
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--15.3%
BT Group plc Sponsored ADR (United Kingdom)           18,090            1,204
Chunghwa Telecom Co. Ltd. Sponsored ADR
   (Taiwan)                                           65,680            1,239
Elisa Oyj (Finland)                                   31,940              874
France Telecom SA Sponsored ADR (France)              36,380            1,000
Koninklijke (Royal) KPN N.V. Sponsored ADR
   (Netherlands)                                      57,710              958
Swisscom AG (Switzerland)                             20,000              682
Telecom Corporation of New Zealand Ltd.
   Sponsored ADR (New Zealand)                        27,780              776
Telefonica S.A. Sponsored ADR (Spain)                 27,780            1,854
TeliaSonera AB (Sweden)                              146,770            1,084
                                                                 ------------
                                                                        9,671
                                                                 ------------
MULTI-UTILITIES--2.1%
National Grid plc (United Kingdom)                    38,600              572
United Utilities plc (United Kingdom)                 51,550              735
                                                                 ------------
                                                                        1,307
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--4.6%
Mobistar SA (Belgium)                                  9,180              785

Phoenix Global Utilities Fund

                                                                    VALUE
                                                    SHARES          (000)
                                                  ----------     ------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Vodafone Group plc Sponsored ADR (United Kingdom)     62,500     $      2,102
                                                                 ------------
                                                                        2,887
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $20,174)                                              22,050
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $56,510)                                              61,812
                                                                 ------------

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
SHORT-TERM INVESTMENTS--1.7%

COMMERCIAL PAPER(c)--1.7%
UBS Finance Delaware LLC
   5.350% due 7/2/07                              $    1,100            1,100
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,100)                                                1,100
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $57,610)                                              62,912(a)

Other assets and liabilities, net--0.1%                                    81
                                                                 ------------
NET ASSETS--100.0%                                               $     62,993
                                                                 ============

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,656 and gross depreciation of $359 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $57,615.

(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(c)   The rate shown is the discount rate.

Phoenix Market Neutral Fund

                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
DOMESTIC COMMON STOCKS--93.1%

AEROSPACE & DEFENSE--1.2%
Cubic Corp.                                          13,500     $        407
Teledyne Technologies, Inc.(b)                        8,700              400
                                                                ------------
                                                                         807
                                                                ------------
AIR FREIGHT & LOGISTICS--1.4%
Atlas Air Worldwide Holdings, Inc.(b)                 6,800              401
Dynamex, Inc.(b)                                      8,600              219
Hub Group, Inc. Class A(b)                           11,000              387
                                                                ------------
                                                                       1,007
                                                                ------------
AIRLINES--1.1%
AirTran Holdings, Inc.(b)                            35,100              383
Continental Airlines, Inc. Class B(b)                10,800              366
                                                                ------------
                                                                         749
                                                                ------------
ALUMINUM--0.6%
Alcoa, Inc.                                          10,200              413
                                                                ------------
APPAREL RETAIL--2.3%
Aeropostale, Inc.(b)                                  8,600              359
Jos. A. Bank Clothiers, Inc.(b)                       9,600              398
Men's Wearhouse, Inc. (The)                           8,400              429
Ross Stores, Inc.                                    12,400              382
                                                                ------------
                                                                       1,568
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--2.8%
Carter's, Inc.(b)                                     9,800              254
Maidenform Brands, Inc.(b)                           17,900              356
Movado Group, Inc.                                   12,400              419
Phillips-Van Heusen Corp.                             7,500              454
Warnaco Group, Inc. (The)(b)                         11,900              468
                                                                ------------
                                                                       1,951
                                                                ------------
APPLICATION SOFTWARE--0.8%
Actuate Corp.(b)                                     24,800              169
Cadence Design Systems, Inc.(b)                      16,500              362
                                                               -------------
                                                                         531
                                                               -------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Franklin Resources, Inc.                              3,100              411
                                                                ------------

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------

AUTOMOTIVE RETAIL--1.2%
AutoZone, Inc.(b)                                     3,100     $        424
CSK Auto Corp.(b)                                    21,900              403
                                                                ------------
                                                                         827
                                                                ------------
BROADCASTING & CABLE TV--0.6%
CBS Corp. Class B                                     7,700              257
Salem Communications Holding Corp.
  Class A                                            14,600              162
                                                                ------------
                                                                         419
                                                                ------------
BUILDING PRODUCTS--1.8%
Aaon, Inc.                                           12,800              408
American Standard Cos., Inc.                          7,000              413
Apogee Enterprises, Inc.                             16,400              456
                                                                ------------
                                                                       1,277
                                                                ------------
COAL & CONSUMABLE FUELS--1.2%
Massey Energy Co.                                    14,100              376
USEC, Inc.(b)                                        20,800              457
                                                                ------------
                                                                         833
                                                                ------------
COMMERCIAL PRINTING--0.5%
Consolidated Graphics, Inc.(b)                        5,500              381
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.5%
Arris Group, Inc.(b)                                 26,600              468
CommScope, Inc.(b)                                    7,600              443
Dycom Industries, Inc.(b)                            13,400              402
QUALCOMM, Inc.                                        9,200              399
                                                                ------------
                                                                       1,712
                                                                ------------
COMPUTER HARDWARE--1.2%
Hewlett-Packard Co.                                   9,600              428
International Business Machines Corp.                 4,200              442
                                                                ------------
                                                                         870
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--1.2%
Novatel Wireless, Inc.(b)                            16,000              416
Western Digital Corp.(b)                             22,200              430
                                                                ------------
                                                                         846
                                                                ------------
CONSTRUCTION & ENGINEERING--1.2%
Foster Wheeler Ltd.(b)                                4,000              428

Phoenix Market Neutral Fund

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
CONSTRUCTION & ENGINEERING--(CONTINUED)
Perini Corp.(b)                                       6,800     $        418
                                                                ------------
                                                                         846
                                                                ------------
CONSTRUCTION MATERIALS--0.3%
Headwaters, Inc.(b)                                  12,500              216
                                                                ------------
CONSUMER FINANCE--0.6%
AmeriCredit Corp.(b)                                 15,900              422
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Electronic Data Systems Corp.                        13,700              380
                                                                ------------
DIVERSIFIED BANKS--1.1%
Wachovia Corp.                                        7,600              390
Wells Fargo & Co.                                    11,100              390
                                                                ------------
                                                                         780
                                                                ------------
DIVERSIFIED METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(c)                                      5,100              422
                                                                ------------
DIVERSIFIED REITs--0.6%
Investors Real Estate Trust                          40,000              413
                                                                ------------
ELECTRIC UTILITIES--4.0%
Central Vermont Public Service Corp.                 11,200              422
El Paso Electric Co.(b)                              15,800              388
FirstEnergy Corp.                                     5,900              382
FPL Group, Inc.                                       7,100              403
Portland General Electric Co.                        14,400              395
Sierra Pacific Resources(b)                          21,300              374
Westar Energy, Inc.                                  16,600              403
                                                                ------------
                                                                       2,767
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Smith (A.O.) Corp.                                   10,300              411
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Mettler-Toledo International, Inc.(b)                 2,900              277
                                                                ------------
GAS UTILITIES--1.6%
Energen Corp.                                         6,800              374
UGI Corp.                                            14,500              395
WGL Holdings, Inc.                                   11,400              372
                                                                ------------
                                                                       1,141
                                                                ------------
GENERAL MERCHANDISE STORES--0.6%
Dollar Tree Stores, Inc.(b)                           9,300              405
                                                                ------------

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------

HEALTH CARE EQUIPMENT--1.0%
CONMED Corp.(b)                                      10,400     $        305
Kinetic Concepts, Inc.(b)                             7,300              379
                                                                ------------
                                                                         684
                                                                ------------
HEALTH CARE FACILITIES--0.6%
LifePoint Hospitals, Inc.(b)                         10,300              398
                                                                ------------
HEALTH CARE TECHNOLOGY--0.5%
HLTH Corp.(b)                                        26,000              364
                                                                ------------
HOME FURNISHINGS--0.6%
Mohawk Industries, Inc.(b)                            4,000              403
                                                                ------------
HOME IMPROVEMENT RETAIL--0.6%
Sherwin-Williams Co. (The)                            6,200              412
                                                                ------------
HOMEBUILDING--1.1%
Avatar Holdings, Inc.(b)                              4,600              354
NVR, Inc.(b)                                            600              408
                                                                ------------
                                                                         762
                                                                ------------
HOUSEHOLD APPLIANCES--0.6%
Stanley Works (The)                                   6,600              401
                                                                ------------
HOUSEWARES & SPECIALTIES--0.6%
Jarden Corp.(b)                                       9,300              400
                                                                ------------
HYPERMARKETS & SUPER CENTERS--0.6%
Wal-Mart Stores, Inc.                                 9,000              433
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.2%
Constellation Energy Group, Inc.                      4,700              410
NRG Energy, Inc.(b)                                   9,700              403
                                                                ------------
                                                                         813
                                                                ------------
INDUSTRIAL CONGLOMERATES--0.6%
Tredegar Corp.                                       19,400              413
                                                                ------------
INDUSTRIAL MACHINERY--1.9%
Columbus McKinnon Corp.(b)                           12,800              412
Harsco Corp.                                          7,700              400
Parker Hannifin Corp.                                 4,200              411
RBC Bearings, Inc.(b)                                 2,900              120
                                                                ------------
                                                                       1,343
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Cincinnati Bell, Inc.(b)                             67,700              391
D&E Communications, Inc.                              4,400               81
                                                                ------------
                                                                         472
                                                                ------------

Phoenix Market Neutral Fund

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
INTERNET RETAIL--0.5%
Priceline.com, Inc.(b)                                4,600     $        316
                                                                ------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc.(b)                                        11,800              380
United Online, Inc.                                  25,200              415
VeriSign, Inc.(b)                                    13,400              425
                                                                ------------
                                                                       1,220
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.7%
Goldman Sachs Group, Inc. (The)                       1,800              390
Merrill Lynch & Co., Inc.                             4,400              368
Morgan Stanley                                        4,700              394
                                                                ------------
                                                                       1,152
                                                                ------------
IT CONSULTING & OTHER SERVICES--1.1%
CIBER, Inc.(b)                                       45,800              375
SRA International, Inc. Class A(b)                   15,900              401
                                                                ------------
                                                                         776
                                                                ------------
LEISURE PRODUCTS--0.6%
Polaris Industries, Inc.                              7,400              401
                                                                ------------
LIFE & HEALTH INSURANCE--0.7%
Nationwide Financial Services, Inc. Class A           7,200              455
                                                                ------------
MANAGED HEALTH CARE--0.5%
WellCare Health Plans, Inc.(b)                        4,000              362
                                                                ------------
MORTGAGE REITs--2.5%
Arbor Realty Trust, Inc.                             14,300              369
Gramercy Capital Corp.                               12,900              355
iStar Financial, Inc.                                 8,300              368
Newcastle Investment Corp.                           12,600              316
NorthStar Realty Finance Corp.                       26,900              337
                                                                ------------
                                                                       1,745
                                                                ------------
MULTI-LINE INSURANCE--0.3%
Horace Mann Educators Corp.                           9,200              195
                                                                ------------
MULTI-UTILITIES--1.6%
CenterPoint Energy, Inc.                             22,000              383
Energy East Corp.                                    15,200              396
PG&E Corp.                                            7,900              358
                                                                ------------
                                                                       1,137
                                                                ------------
OFFICE ELECTRONICS--0.6%
Xerox Corp.(b)                                       21,800              403
                                                                ------------

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
Superior Energy Services, Inc.(b)                     9,900     $        395
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--2.9%
Chesapeake Energy Corp.                              12,000              415
Comstock Resources, Inc,(b)                          12,900              387
Helix Energy Solutions Group, Inc.(b)                 9,900              395
Mariner Energy, Inc.(b)                              16,100              390
XTO Energy, Inc.                                      7,000              421
                                                                ------------
                                                                       2,008
                                                                ------------
OIL & GAS REFINING & MARKETING--1.1%
Alon USA Energy, Inc.                                 8,900              392
Holly Corp.                                           5,200              386
                                                                ------------
                                                                         778
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
JPMorgan Chase & Co.                                  8,200              397
                                                                ------------
PACKAGED FOODS & MEATS--1.8%
Cal-Maine Foods, Inc.                                25,900              424
Flowers Foods, Inc.                                  11,800              394
Sanderson Farms, Inc.                                 9,100              410
                                                                ------------
                                                                       1,228
                                                                ------------
PAPER PACKAGING--0.8%
Rock-Tenn Co. Class A                                 5,500              175
Sonoco Products Co.                                   9,300              398
                                                                ------------
                                                                         573
                                                                ------------
PAPER PRODUCTS--1.7%
Buckeye Technologies, Inc.(b)                        25,200              390
International Paper Co.                              11,000              429
Neenah Paper, Inc.                                    9,200              380
                                                                ------------
                                                                       1,199
                                                                ------------
PERSONAL PRODUCTS--1.3%
Mannatech, Inc.                                      26,300              418
USANA Health Sciences, Inc.(b)                       10,200              456
                                                                ------------
                                                                         874
                                                                ------------
PHARMACEUTICALS--1.1%
KV Pharmaceutical Co. Class A(b)                     14,200              387
Sciele Pharma, Inc.(b)                               15,800              372
                                                                ------------
                                                                         759
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.7%
American Physicians Capital, Inc.(b)                  2,700              110

Phoenix Market Neutral Fund

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
CNA Financial Corp.                                   8,100     $        386
                                                                ------------
                                                                         496
                                                                ------------
PUBLISHING--1.7%
Belo Corp. Class A                                   18,500              381
McGraw-Hill Cos., Inc. (The)                          5,900              401
Meredith Corp.                                        6,800              419
                                                                ------------
                                                                       1,201
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
CB Richard Ellis Group, Inc. Class A(b)              11,000              401
Jones Lang LaSalle, Inc.                              3,300              375
                                                                ------------
                                                                         776
                                                                ------------
REGIONAL BANKS--4.1%
Banner Corp.                                          4,500              153
First BanCorp                                        35,500              390
NBT Bancorp, Inc.                                     5,300              120
SVB Financial Group(b)                                7,600              404
Texas Capital Banshares, Inc.(b)                     19,600              438
UCBH Holdings, Inc.                                  21,900              400
Vineyard National Bancorp                            17,010              391
W Holding Co., Inc.                                  62,300              164
Wilshire Bancorp, Inc.                               32,200              392
                                                                ------------
                                                                       2,852
                                                                ------------
RESTAURANTS--1.5%
CBRL Group, Inc.                                      8,700              369
Darden Restaurants, Inc.                              7,500              330
O' Charley's, Inc.                                   18,500              373
                                                                ------------
                                                                       1,072
                                                                ------------
RETAIL REITs--1.1%
General Growth Properties, Inc.                       6,600              349
Ramco-Gershenson Properties Trust                    11,900              428
                                                                ------------
                                                                         777
                                                                ------------
SEMICONDUCTOR EQUIPMENT--1.7%
Applied Materials, Inc.                              20,300              403
KLA-Tencor Corp.                                      7,400              407
MKS Instruments, Inc.(b)                             12,300              341
                                                                ------------
                                                                       1,151
                                                                ------------
SEMICONDUCTORS--1.8%
Amkor Technology, Inc.(b)                            27,900              440
ON Semiconductor Corp.(b)                            36,700              393
Pericom Semiconductor Corp.(b)                       26,600              297

                                                                   VALUE
                                                   SHARES          (000)
                                                 ----------     ------------

SEMICONDUCTORS--(CONTINUED)
Sigma Designs, Inc.(b)                                5,300     $        138
                                                                ------------
                                                                       1,268
                                                                ------------
SPECIALIZED CONSUMER SERVICES--0.6%
Sotheby's Holdings, Inc. Class A                      8,900              410
                                                                ------------
SPECIALIZED FINANCE--0.6%
Encore Capital Group, Inc.(b)                        33,600              419
                                                                ------------
SPECIALIZED REITs--1.1%
Ashford Hospitality Trust, Inc.                      32,400              381
Hospitality Properties Trust                          9,400              390
                                                                ------------
                                                                         771
                                                                ------------
STEEL--1.7%
AK Steel Holding Corp.(b)                            11,000              411
Schnitzer Steel Industries, Inc. Class A              8,300              398
United States Steel Corp.                             3,400              370
                                                                ------------
                                                                       1,179
                                                                ------------
SYSTEMS SOFTWARE--1.2%
McAfee, Inc.(b)                                      11,500              405
Sybase, Inc.(b)                                      17,000              406
                                                                ------------
                                                                         811
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.6%
Anixter International, Inc.(b)                        5,500              414
                                                                ------------
THRIFTS & MORTGAGE FINANCE--2.1%
Corus Bankshares, Inc.                               22,800              394
Delta Financial Corp.                                28,500              350
FirstFed Financial Corp.(b)                           6,000              340
Ocwen Financial Corp.(b)                             28,500              380
                                                                ------------
                                                                       1,464
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--2.3%
Applied Industrial Technologies, Inc.                14,700              434
Kaman Corp.                                          13,500              421
MSC Industrial Direct Co., Inc. Class A               7,800              429
TAL International Group, Inc.                         9,700              288
                                                                ------------
                                                                       1,572
                                                                ------------
WATER UTILITIES--0.5%
Southwest Water Co.                                  27,500              351
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Syniverse Holdings, Inc.(b)                          31,800              409

Phoenix Market Neutral Fund

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------

WIRELESS TELECOMMUNICATION SERVICES--
  (CONTINUED)
USA Mobility, Inc.(b)                                15,700     $        420
                                                                ------------
                                                                         829
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $61,366)                                             64,566
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(b)(e)      1,400                0
Telefonica Moviles S.A. (Argentina)(b)(e)             1,400                0
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $0)                                                       0
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $61,366)                                             64,566
                                                                ------------

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 ----------     ------------
SHORT-TERM INVESTMENTS--9.6%

COMMERCIAL PAPER(d)--9.6%
Abbott Laboratories 5.290% due 7/2/07            $    3,090            3,090
AT&T Capital Corp. 5.390% due 7/2/07                  3,580            3,580
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,670)                                               6,670
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--102.7%
(IDENTIFIED COST $68,036)                                             71,236(a)

SECURITIES SOLD SHORT--(92.4)%
(PROCEEDS $(64,051)                                                  (64,096)

Other assets and liabilities, net--89.7%                              62,255
                                                                ------------
NET ASSETS--100.0%                                              $     69,395
                                                                ============

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
DOMESTIC COMMON STOCKS SOLD SHORT--91.7%

ADVERTISING--0.6%
Harris Interactive, Inc.                             73,400              393
                                                                ------------
AEROSPACE & DEFENSE--1.2%
Argon St, Inc.                                       17,300              402
Hexcel Corp.                                         18,700              394
                                                                ------------
                                                                         796
                                                                ------------

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
AIR FREIGHT & LOGISTICS--1.2%
Expeditors International of Washington, Inc.         10,100     $        417
Forward Air Corp.                                    12,000              409
                                                                ------------
                                                                         826
                                                                ------------
AIRLINES--1.2%
Mesa Air Group, Inc.                                 58,500              386
Southwest Airlines Co.                               29,700              443
                                                                ------------
                                                                         829
                                                                ------------
ALUMINUM--0.6%
Kaiser Aluminum Corp.                                 5,300              386
                                                                ------------
APPAREL RETAIL--1.7%
Cache, Inc.                                          29,300              389
Foot Locker, Inc.                                    16,700              364
Limited Brands, Inc.                                 15,400              423
                                                                ------------
                                                                       1,176
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
Cherokee, Inc.                                        8,900              325
Liz Claiborne, Inc.                                  11,900              444
Quiksilver, Inc.                                     32,700              462
Under Armour, Inc. Class A                            5,600              256
                                                                ------------
                                                                       1,487
                                                                ------------
APPLICATION SOFTWARE--2.0%
MSC.Software Corp.                                   30,700              416
Net 1 UEPS Technologies, Inc.                        15,400              372
Synchronoss Technologies, Inc.                        5,500              161
Transaction Systems Architects, Inc.                 12,700              427
                                                                ------------
                                                                       1,376
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Ares Capital Corp.                                   21,700              366
                                                                ------------
AUTOMOTIVE RETAIL--0.5%
Lithia Motors, Inc. Class A                          14,500              367
                                                                ------------
BROADCASTING & CABLE TV--1.1%
Discovery Holdings Co. Class A                       18,200              418
Entercom Communications Corp. Class A                15,100              376
                                                                ------------
                                                                         794
                                                                ------------
BUILDING PRODUCTS--1.7%
Griffon Corp.                                        16,800              366
Owens Corning, Inc.                                  12,000              403
USG Corp.                                             8,700              427
                                                                ------------
                                                                       1,196
                                                                ------------

Phoenix Market Neutral Fund

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
CASINOS & GAMING--0.6%
Scientific Games Corp. Class A                       11,300     $        395
                                                                ------------
COAL & CONSUMABLE FUELS--0.7%
Uranium Resources, Inc.                              40,900              451
                                                                ------------
COMMUNICATIONS EQUIPMENT--2.3%
Ciena Corp.                                          11,700              423
Extreme Networks, Inc.                              103,400              419
Motorola, Inc.                                       22,600              400
Sonus Networks, Inc.                                 44,400              378
                                                                ------------
                                                                       1,620
                                                                ------------
COMPUTER HARDWARE--0.5%
Palm, Inc.                                           21,800              349
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--1.8%
Hutchinson Technology, Inc.                          21,700              408
Intermec, Inc.                                       16,600              420
SanDisk Corp.                                         8,900              436
                                                                ------------
                                                                       1,264
                                                                ------------
CONSTRUCTION & ENGINEERING--1.3%
Insituform Technologies, Inc. Class A                19,000              414
Shaw Group, Inc. (The)                               10,100              468
                                                                ------------
                                                                         882
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Blount International, Inc.                            8,900              116
                                                                ------------
CONSTRUCTION MATERIALS--0.3%
Vulcan Materials Co.                                  1,800              206
                                                                ------------
CONSUMER FINANCE--0.6%
Student Loan Corp. (The)                              2,100              428
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.2%
Authorize.Net Holdings, Inc.                         25,700              460
eFunds Corp.                                          9,600              339
                                                                ------------
                                                                         799
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.6%
LECG Corp.                                           27,200              411
                                                                ------------
DIVERSIFIED METALS & MINING--0.6%
Compass Minerals International, Inc.                 11,400              395
                                                                ------------
EDUCATION SERVICES--0.7%
Corinthian Colleges, Inc.                            28,600              466
                                                                ------------

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
ELECTRIC UTILITIES--3.9%
Cleco Corp.                                          16,400     $        402
DPL, Inc.                                            14,200              402
Great Plains Energy, Inc.                            13,100              381
Hawaiian Electric Industries, Inc.                   16,400              388
IDACORP, Inc.                                        12,600              404
Pinnacle West Capital Corp.                           9,200              367
Progress Energy, Inc.                                 8,400              383
                                                                ------------
                                                                       2,727
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
First Solar, Inc.                                     5,000              446
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
Daktronics, Inc.                                     17,700              380
DTS, Inc.                                            12,200              266
                                                                ------------
                                                                         646
                                                                ------------
FOOTWEAR--0.5%
Iconix Brand Group, Inc.                             15,400              342
                                                                ------------
FOREST PRODUCTS--0.6%
Weyerhaeuser Co.                                      5,300              418
                                                                ------------
GAS UTILITIES--1.7%
AGL Resources, Inc.                                   9,900              401
Equitable Resources, Inc.                             7,500              372
Laclede Group, Inc. (The)                            12,600              401
                                                                ------------
                                                                       1,174
                                                                ------------
GENERAL MERCHANDISE STORES--0.6%
99 Cents Only Stores                                 31,400              412
                                                                ------------
GOLD--0.6%
Newmont Mining Corp.                                 10,200              398
                                                                ------------
HEALTH CARE EQUIPMENT--1.2%
Advanced Medical Optics, Inc.                        11,900              415
Boston Scientific Corp.                              24,800              380
                                                                ------------
                                                                         795
                                                                ------------
HEALTH CARE FACILITIES--0.6%
Sunrise Senior Living, Inc.                          10,200              408
                                                                ------------
HEALTH CARE SERVICES--0.6%
Omnicare, Inc.                                       11,200              404
                                                                ------------
HEALTH CARE TECHNOLOGY--0.6%
Allscripts Healthcare Solutions, Inc.                17,600              448
                                                                ------------

Phoenix Market Neutral Fund

                                                                   VALUE
                                                   SHARES          (000)
                                                 ----------     ------------
HOME FURNISHINGS--0.5%
Furniture Brands International, Inc.                 26,200     $        372
                                                                ------------
HOMEBUILDING--2.2%
Meritage Homes Corp.                                 13,400              359
Pulte Homes, Inc.                                    17,700              397
Standard-Pacific Corp.                               22,200              389
Toll Brothers, Inc.                                  16,000              400
                                                                ------------
                                                                       1,545
                                                                ------------
HOMEFURNISHING RETAIL--0.6%
Haverty Furniture Cos., Inc.                         32,900              384
                                                                ------------
HOMEFURNISHING RETAIL--0.5%
Restoration Hardware, Inc.                           66,700              372
                                                                ------------
HYPERMARKETS & SUPER CENTERS--0.6%
PriceSmart, Inc.                                     17,100              423
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.1%
Dynegy, Inc.                                         44,100              416
Ormat Technologies, Inc.                              9,900              373
                                                                ------------
                                                                         789
                                                                ------------
INDUSTRIAL CONGLOMERATES--0.6%
Sequa Corp. Class A                                   3,800              426
                                                                ------------
INDUSTRIAL MACHINERY--1.8%
Albany International Corp. Class A                   10,300              417
Flanders Corp.                                       53,300              410
Flow International Corp.                             31,800              401
                                                                ------------
                                                                       1,228
                                                                ------------
INDUSTRIAL REITs--1.0%
EastGroup Properties, Inc.                            8,200              359
First Potomac Realty Trust                           15,300              357
                                                                ------------
                                                                         716
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Fairpoint Communications, Inc.                       21,900              389
General Communication, Inc. Class A                  12,400              159
                                                                ------------
                                                                         548
                                                                ------------
INTERNET RETAIL--0.4%
US Auto Parts Network, Inc.                          31,500              298
                                                                ------------
INTERNET SOFTWARE & SERVICES--1.3%
Akamai Technologies, Inc.                             9,500              462
Internet Capital Group, Inc.                         34,600              429
                                                                ------------
                                                                         891
                                                                ------------

                                                                    VALUE
                                                   SHARES           (000)
                                                 ----------     ------------
INVESTMENT BANKING & BROKERAGE--1.6%
Greenhill & Co., Inc.                                 5,700     $        392
Jefferies Group, Inc.                                13,800              372
Piper Jaffray Cos.                                    6,400              357
                                                                ------------
                                                                       1,121
                                                                ------------
IT CONSULTING & OTHER SERVICES--0.8%
Lionbridge Technologies, Inc.                        28,200              166
Sapient Corp.                                        52,600              407
                                                                ------------
                                                                         573
                                                                ------------
LEISURE FACILITIES--0.6%
Life Time Fitness, Inc.                               8,400              447
                                                                ------------
LIFE & HEALTH INSURANCE--0.6%
Conseco, Inc.                                        18,900              395
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Pra International                                     4,100              104
                                                                ------------
MORTGAGE REITs--0.5%
Redwood Trust, Inc.                                   7,700              373
                                                                ------------
MOVIES & ENTERTAINMENT--0.4%
Lakes Entertainment, Inc.                            21,800              257
                                                                ------------
MULTI-SECTOR HOLDINGS--1.0%
Leucadia National Corp.                              11,400              402
Resource America, Inc.                               14,700              303
                                                                ------------
                                                                         705
                                                                ------------
MULTI-UTILITIES--1.7%
Alliant Energy Corp.                                 10,200              396
Avista Corp.                                         16,900              364
KeySpan Corp.                                         9,600              403
                                                                ------------
                                                                       1,163
                                                                ------------
OFFICE ELECTRONICS--0.5%
Zebra Technologies Corp. Class A                      9,700              376
                                                                ------------
OFFICE REITs--1.6%
Corporate Office Properties Trust                     8,500              349
Kilroy Realty Corp.                                   5,700              404
Maguire Properties, Inc.                             10,700              367
                                                                ------------
                                                                       1,120
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
Universal Compression Holdings, Inc.                  5,900              428
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--3.9%
CNX Gas Corp.                                        13,500              413

Phoenix Market Neutral Fund

                                                                   VALUE
                                                   SHARES          (000)
                                                 ----------     ------------
OIL & GAS EXPLORATION &
PRODUCTION--(CONTINUED)
Harvest Natural Resources, Inc.                      30,800     $        367
Parallel Petroleum Corp.                             17,700              388
Plains Exploration & Production Co.                   7,800              373
Southwestern Energy Co.                               9,100              405
Tyco Resources Inc                                   36,100              371
Whiting Petroleum Corp.                               8,800              356
                                                                ------------
                                                                       2,673
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
Crosstex Energy, Inc.                                13,100              376
                                                                ------------
PACKAGED FOODS & MEATS--1.2%
Tootsie Roll Industries, Inc.                        14,300              396
Tyson Foods, Inc. Class A                            17,400              401
                                                                ------------
                                                                         797
                                                                ------------
PAPER PACKAGING--0.8%
Chesapeake Corp.                                     13,500              170
Smurfit-Stone Container Corp.                        30,700              408
                                                                ------------
                                                                         578
                                                                ------------
PAPER PRODUCTS--1.2%
Bowater, Inc.                                        16,900              421
Glatfelter (P.H.) Co.                                28,900              393
                                                                ------------
                                                                         814
                                                                ------------
PERSONAL PRODUCTS--1.0%
Bare Escentuals, Inc.                                 9,300              318
Physicians Formula Holdings, Inc.                    22,200              349
                                                                ------------
                                                                         667
                                                                ------------
PHARMACEUTICALS--1.2%
Adams Respiratory Therapeutics, Inc.                  9,600              378
Pain Therapeutics, Inc.                              49,100              428
                                                                ------------
                                                                         806
                                                                ------------
PHOTOGRAPHIC PRODUCTS--0.6%
Eastman Kodak Co.                                    15,200              423
                                                                ------------
PROPERTY & CASUALTY INSURANCE--1.0%
Affirmative Insurance Holdings, Inc.                  7,200              110
PMA Capital Corp. Class A                            18,900              202
Stewart Information Services Corp.                    9,900              394
                                                                ------------
                                                                         706
                                                                ------------
PUBLISHING--0.2%
McClatchy Co. (The) Class A                           6,600              167
                                                                ------------

                                                                   VALUE
                                                   SHARES          (000)
                                                 ----------     ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Forest City Enterprises, Inc. Class A                 5,800     $        357
Move, Inc.                                           91,100              408
                                                                ------------
                                                                         765
                                                                ------------
REGIONAL BANKS--5.3%
BankFinancial Corp.                                  21,900              338
Capital Corp. of the West                            14,300              343
Columbia Banking System, Inc.                        13,100              383
Commerce Bancorp, Inc.                               11,700              433
Fifth Third Bancorp                                   2,900              115
First Commonwealth Financial Corp.                   14,300              156
Investors Bancorp, Inc.                              29,300              394
Irwin Financial Corp.                                24,200              362
National City Corp.                                  11,300              377
UnionBanCal Corp.                                     6,500              388
Valley National Bancorp                              16,485              371
                                                                ------------
                                                                       3,660
                                                                ------------
RESIDENTIAL REITs--1.1%
American Campus Communities, Inc.                    14,400              408
Equity Residential                                    8,400              383
                                                                ------------
                                                                         791
                                                                ------------
RESTAURANTS--1.0%
Paera Bread Co. Class A                               7,100              327
Peet's Coffee & Tea, Inc.                            16,000              394
                                                                ------------
                                                                         721
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.7%
FormFactor, Inc.                                      8,800              337
Semitool, Inc.                                       13,800              133
                                                                ------------
                                                                         470
                                                                ------------
SEMICONDUCTORS--2.6%
Integrated Device Technology, Inc.                   26,600              406
Micron Technology, Inc.                              32,100              402
Rambus, Inc.                                         22,500              405
SiRF Technology Holdings, Inc.                       15,900              330
Volterra Semiconductor Corp.                         18,900              268
                                                                ------------
                                                                       1,811
                                                                ------------
SPECIALIZED REITs--1.0%
Healthcare Realty Trust, Inc.                        12,300              342
Public Storage, Inc.                                  4,600              353
                                                                ------------
                                                                         695
                                                                ------------
SPECIALTY STORES--0.8%
West Marine, Inc.                                    10,400              143

Phoenix Market Neutral Fund

                                                                   VALUE
                                                    SHARES         (000)
                                                 ----------     ------------
SPECIALTY STORES--(CONTINUED)
Zale Corp.                                           15,800     $        376
                                                                ------------
                                                                         519
                                                                ------------
STEEL--1.2%
Gibraltar Industries, Inc.                           17,600              390
Worthington Industries, Inc.                         19,700              426
                                                                ------------
                                                                         816
                                                                ------------
THRIFTS & MORTGAGE FINANCE--1.8%
Anchor BanCorp Wisconsin, Inc.                       14,700              385
Berkshire Hills Bancorp, Inc.                         2,800               88
NewAlliance Bancshares, Inc.                         26,500              390
Webster Financial Corp.                               9,300              397
                                                                ------------
                                                                       1,260
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS--2.1%
BlueLinx Holdings, Inc.                              34,300              360
Electro Rent Corp.                                   18,500              269
NuCo2, Inc.                                          15,400              395
TransDigm Group, Inc.                                10,600              429
                                                                ------------
                                                                       1,453
                                                                ------------
WATER UTILITIES--0.5%
American States Water Co.                            10,000              356
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
American Tower Corp. Class A                         10,300              433
Telephone & Data Systems, Inc.                        6,300              394
                                                                ------------
                                                                         827
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(IDENTIFIED COST $(63,677)                                            63,597
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--0.7%

INTERNET SOFTWARE & SERVICES--0.7%
Sohu.Com, Inc. (China)                               15,600              499
                                                                ------------

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $(374)                                                  499
--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $(64,051)                                                   64,096(f)
                                                                ============

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,603 and gross depreciation of $1,756 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $68,389.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2007, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(f) Federal Tax Information (reported in 000's): Net unrealized depreciation of securities sold short is comprised of gross appreciation of $3,277, and gross depreciation of $2,812 for federal income tax purposes. At June 30, 2007, the aggregate proceeds of securities sold short for federal income tax purposes was $64,561.

Phoenix Real Estate Securities Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                     VALUE
                                                    SHARES           (000)
                                                  ----------     ------------
DOMESTIC COMMON STOCKS--98.0%

REAL ESTATE INVESTMENT TRUSTS--98.0%

DIVERSIFIED--4.6%
Vornado Realty Trust                                 582,437     $     63,975
                                                                 ------------

HEALTH CARE--5.4%
Health Care Property Investors, Inc.               1,022,980           29,595
Ventas, Inc.                                       1,264,909           45,853
--------------------------------------------------------------------------------

TOTAL HEALTH CARE                                                      75,448
--------------------------------------------------------------------------------

INDUSTRIAL/OFFICE--29.7%

INDUSTRIAL--7.8%
AMB Property Corp.                                   430,379           22,905
DCT Industrial Trust, Inc.                           524,334            5,642
Prologis                                           1,434,297           81,611
                                                                 ------------
                                                                      110,158
                                                                 ------------
MIXED--2.3%
Duke Realty Corp.                                    744,190           26,545
PS Business Parks, Inc.                               83,263            5,277
                                                                 ------------
                                                                       31,822
                                                                 ------------

OFFICE--16.2%
Alexandria Real Estate Equities, Inc.                572,499           55,429
Boston Properties, Inc.                              492,943           50,344
Corporate Office Properties Trust                  1,207,764           49,531
Douglas Emmett, Inc.                                 154,950            3,834
Kilroy Realty Corp.                                  151,487           10,731
SL Green Realty Corp.                                470,138           58,245
                                                                 ------------
                                                                      228,114
                                                                 ------------
SPECIALTY--3.4%
Digital Realty Trust, Inc.                         1,270,063           47,856
--------------------------------------------------------------------------------

TOTAL INDUSTRIAL/OFFICE                                               417,950
--------------------------------------------------------------------------------

LODGING/RESORTS--9.5%
DiamondRock Hospitality Co.                        1,064,445           20,310
Host Hotels & Resorts, Inc.                        3,151,506           72,863
LaSalle Hotel Properties                             506,566           21,995

                                                                     VALUE
                                                    SHARES           (000)
                                                  ----------     ------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
Sunstone Hotel Investors, Inc.                       671,237     $     19,056
--------------------------------------------------------------------------------

TOTAL LODGING/RESORTS                                                 134,224
--------------------------------------------------------------------------------

RESIDENTIAL--15.3%

APARTMENTS--15.3%
Archstone-Smith Trust                                431,360           25,497
AvalonBay Communities, Inc.                          384,596           45,721
BRE Properties, Inc.                                 269,650           15,987
Equity Residential                                 1,319,389           60,204
Essex Property Trust, Inc.                           369,132           42,930
UDR, Inc.                                            918,549           24,159
                                                                 ------------
                                                                      214,498
                                                                 ------------

TOTAL RESIDENTIAL                                                     214,498
--------------------------------------------------------------------------------

RETAIL--28.5%

REGIONAL MALLS--15.4%
General Growth Properties, Inc.                    1,109,589           58,753
Macerich Co. (The)                                   600,325           49,479
Simon Property Group, Inc.                         1,165,115          108,402
                                                                 ------------
                                                                      216,634
                                                                 ------------
SHOPPING CENTERS--13.1%
Developers Diversified Realty Corp.                  955,550           50,367
Federal Realty Investment Trust                      285,150           22,030
Kimco Realty Corp.                                 1,345,332           51,217
Regency Centers Corp.                                586,211           41,328
Tanger Factory Outlet Centers, Inc.                  517,340           19,374
                                                                 ------------
                                                                      184,316
--------------------------------------------------------------------------------

TOTAL RETAIL                                                          400,950
--------------------------------------------------------------------------------

SELF STORAGE--5.0%
Extra Space Storage, Inc.                          1,578,227           26,041

Phoenix Real Estate Securities Fund

                                                                     VALUE
                                                    SHARES           (000)
                                                  ----------     ------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
Public Storage, Inc.                                 574,973     $     44,169
--------------------------------------------------------------------------------

TOTAL SELF STORAGE                                                     70,210
================================================================================
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,048,142)                                        1,377,255
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $1,048,142)                                        1,377,255

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER(b)--1.9%
3M Co.
  5.290% due 7/6/07                               $    4,465            4,462
Alpine Securitization Corp.
  5.360% due 7/2/07                                      650              650
AT&T, Inc.
  5.280% due 7/10/07                                   3,365            3,360
Clipper Receivables Co. LLC
  5.350% due 7/17/07                                   2,930            2,923
George Street Finance LLC
  5.290% due 7/12/07                                     905              904
Govco, Inc.
  5.230% due 8/2/07                                    1,175            1,170
Honeywell International Co.
  5.320% due 7/3/07                                    3,450            3,449
Lockhart Funding LLC
  5.250% due 7/13/07                                     750              749
Old Line Funding LLC
  5.330% due 7/16/07                                   3,500            3,492
Sysco Corp.
  5.270% due 7/3/07                                    5,440            5,438
UBS Finance Delaware LLC
  5.350% due 7/2/07                                      660              660
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $27,257)                                              27,257
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $1,075,399)                                        1,404,512(a)

Other assets and liabilities, net--0.1%                                   837
                                                                 ------------
NET ASSETS--100.0%                                               $  1,405,349
                                                                 ============

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $337,519 and gross depreciation of $11,035 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,078,028.

(b)   The rate shown is the discount rate.

Phoenix Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
U.S. GOVERNMENT SECURITIES--19.4%

U.S. TREASURY BONDS--0.7%
U.S. Treasury Bond
   6.250% due 8/15/23                             $      540     $        600
                                                                 ------------
U.S. TREASURY NOTES--18.7%
U.S. Treasury Note
   4.875% due 5/15/09                                  6,375            6,372
   4.875% due 6/30/12                                  8,715            8,691
   4.750% due 5/15/14                                  1,115            1,101
                                                                 ------------
                                                                       16,164
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $16,786)                                              16,764
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--34.0%

FHLMC
   7.500% due 7/1/09                                      10               10
   7.500% due 4/1/14                                      51               54
   7.000% due 4/1/16                                      37               38
   7.000% due 1/1/33                                     305              314
   5.523% due 2/1/34(c)                                  218              220
FHLMC 2503 B
   5.500% due 9/15/17                                    324              323
FHLMC 2764 HW
   5.000% due 3/15/19                                    455              435
FNMA
   7.000% due 5/1/14                                      39               40
   8.000% due 1/1/15                                       8                8
   7.153% due 7/1/33(c)                                  188              189
   5.200% due 9/1/33(c)                                  114              115
   5.410% due 11/1/33(c)                                 201              202
   5.489% due 12/1/33(c)                                 113              114
   5.587% due 3/1/34(c)                                  180              183
   5.542% due 4/1/34(c)                                  154              156
   4.500% due 1/1/35                                     480              437
   5.272% due 5/1/35(c)                                3,770            3,715
   5.000% due 2/1/37                                   6,139            5,757
   5.500% due 2/1/37                                   7,684            7,411
   5.000% due 3/1/37                                   5,675            5,317

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
FNMA TBA
   5.500% due 7/1/22(f)                           $    4,490     $      4,423
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,270)                                              29,461
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--30.4%

ADVERTISING--0.3%
Affinion Group, Inc.
   10.125% due 10/15/13                                  150              161
   11.500% due 10/15/15                                  120              130
                                                                 ------------
                                                                          291
                                                                 ------------
AEROSPACE & DEFENSE--0.6%
Armor Holdings, Inc.
   8.250% due 8/15/13                                    105              111
Honeywell International, Inc.
   5.420% due 3/13/09(c)                                  95               95
L-3 Communications Corp.
   5.875% due 1/15/15                                    140              130
United Technologies Corp.
   4.875% due 5/1/15(e)                                  215              204
                                                                 ------------
                                                                          540
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
   5.750% due 3/15/17                                    155              149
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Janus Capital Group, Inc.
   6.250% due 6/15/12                                    120              121
Mellon Capital IV
   6.244% due 12/20/49(c)                                580              585
                                                                 ------------
                                                                          706
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler N.A. Holding Corp.(Germany)
   5.750% due 9/8/11(d) (e)                              225              225
                                                                 ------------
AUTOMOTIVE RETAIL--0.1%
Hertz Corp.
   8.875% due 1/1/14                                      95               99
                                                                 ------------

Phoenix Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
BROADCASTING & CABLE TV--1.5%
Charter Communications Holdings I LLC
   11.750% due 5/15/14(c)                         $      135     $        133
Comcast Corp.
   5.850% due 11/15/15                                   320              315
   6.450% due 3/15/37                                    115              111
EchoStar DBS Corp.
   7.125% due 2/1/16                                     225              221
Time Warner Cable, Inc. 144A
   5.850% due 5/1/17(b)                                  350              340
United Artists Theatre Circuit, Inc. Series
   BD-1
   9.300% due 7/1/15                                      11               11
Univision Communications, Inc. (PIK Interest
   Capitalization) 144A
   9.750% due 3/15/15(b)                                 130              129
                                                                 ------------
                                                                        1,260
                                                                 ------------
CASINOS & GAMING--0.5%
American Real Estate Partners LP/American Real
   Estate Finance Corp.
   7.125% due 2/15/13                                    185              179
MGM MIRAGE
   6.750% due 9/1/12                                     105              101
   6.625% due 7/15/15                                     45               41
   7.625% due 1/15/17                                     35               34
OED Corp./Diamond Jo LLC
   8.750% due 4/15/12                                     65               65
                                                                 ------------
                                                                          420
                                                                 ------------
COAL & CONSUMABLE FUELS--0.2%
Arch Western Finance LLC
   6.750% due 7/1/13                                     150              145
                                                                 ------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.
   5.625% due 1/15/12                                    105              104
   6.125% due 1/15/17                                    105              102
                                                                 ------------
                                                                          206
                                                                 ------------
COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co.
   6.875% due 6/15/17                                     90               87
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.
   5.500% due 2/22/16                                    640              625

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ---------      ------------
COMMUNICATIONS EQUIPMENT--(CONTINUED)
Dycom Industries, Inc.
   8.125% due 10/15/15                            $       90     $         94
                                                                 ------------
                                                                          719
                                                                 ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.1%
Trinity Industries, Inc.
   6.500% due 3/15/14                                     90               88
                                                                 ------------
CONSTRUCTION MATERIALS--0.2%
Momentive Performance Materials, Inc. 144A(b)
   9.750% due 12/1/14                                    130              132
   11.500% due 12/1/16                                    40               41
                                                                 ------------
                                                                          173
                                                                 ------------
CONSUMER FINANCE--2.4%
American General Finance Corp.
   4.000% due 3/15/11                                    450              426
Capital One Financial Corp.(e)
   5.700% due 9/15/11                                    215              214
   6.150% due 9/1/16                                     260              257
Ford Motor Credit Co. LLC
   8.625% due 11/1/10                                    140              142
   7.000% due 10/1/13                                     90               83
   8.000% due 12/15/16                                    90               86
GMAC LLC
   6.750% due 12/1/14                                    445              427
Residential Capital LLC(e)
   6.375% due 6/30/10                                    235              232
   6.500% due 4/17/13                                    235              227
                                                                 ------------
                                                                        2,094
                                                                 ------------
DEPARTMENT STORES--0.1%
Bon-Ton Stores, Inc. (The)
   10.250% due 3/15/14                                    95               97
                                                                 ------------
DIVERSIFIED BANKS--0.3%
Wells Fargo & Co.
   5.125% due 9/15/16(e)                                 275              262
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V
   6.243% due 5/29/49(c) (e)                             260              261
                                                                 ------------
DIVERSIFIED CHEMICALS--0.1%
Huntsman International LLC
   7.875% due 11/15/14                                    40               43

Phoenix Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
DIVERSIFIED CHEMICALS--(CONTINUED)
   7.375% due 1/1/15                              $       45     $         48
                                                                 ------------
                                                                           91
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.4%
FTI Consulting, Inc.
   7.750% due 10/1/16                                    120              123
Harland Clarke Holdings Corp. 144A(b)
   9.500% due 5/15/15                                     40               38
   10.106% due 5/15/15(c)                                 45               44
International Lease Finance Corp.
   5.625% due 9/20/13                                    130              130
                                                                 ------------
                                                                          335
                                                                 ------------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia)
   8.375% due 4/1/17(d)                                  280              300
                                                                 ------------
ELECTRIC UTILITIES--0.7%
Florida Power Corp.
   6.650% due 7/15/11                                    320              332
Nevada Power Co. Series R
   6.750% due 7/1/37                                     245              250
                                                                 ------------
                                                                          582
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Terra Capital, Inc. Series B
   7.000% due 2/1/17                                      50               49
Tronox Worldwide LLC/Tronox Finance Corp.
   9.500% due 12/1/12                                    175              183
                                                                 ------------
                                                                          232
                                                                 ------------
FOOD RETAIL--0.0%
Stater Brothers Holdings, Inc.
   8.125% due 6/15/12                                     25               25
                                                                 ------------
FOREST PRODUCTS--0.2%
Weyerhaeuser Co.
   6.950% due 8/1/17(e)                                  170              174
                                                                 ------------
GAS UTILITIES--0.2%
Atmos Energy Corp.
   6.350% due 6/15/17(e)                                 190              192
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.1%
McKesson Corp.
   5.250% due 3/1/13                                     100               98
                                                                 ------------

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
HEALTH CARE FACILITIES--0.3%
Community Health Systems, Inc. 144A
   8.875% due 7/15/15(b)                          $      130     $        132
HCA, Inc. 144A
   9.250% due 11/15/16(b)                                130              139
                                                                 ------------
                                                                          271
                                                                 ------------
HEALTH CARE SERVICES--0.7%
Fresenius Medical Care Capital Trust II
   7.875% due 2/1/08                                     335              338
Omnicare, Inc.
   6.875% due 12/15/15                                   135              129
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                     150              151
                                                                 ------------
                                                                          618
                                                                 ------------
HOME FURNISHINGS--0.6%
Mohawk Industries, Inc.
   5.750% due 1/15/11                                    150              150
   6.125% due 1/15/16                                    355              351
                                                                 ------------
                                                                          501
                                                                 ------------
HOMEBUILDING--0.3%
Horton (D.R.), Inc.
   7.500% due 12/1/07                                    234              235
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp.
   5.500% due 3/15/17                                    165              161
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--0.4%
Midamerican Energy Co.
   5.650% due 7/15/12                                    145              145
   5.800% due 10/15/36(e)                                245              232
                                                                 ------------
                                                                          377
                                                                 ------------
INTEGRATED OIL & GAS--1.4%
ConocoPhillips Canada Funding Co. 1
   5.625% due 10/15/16(e)                                230              226
ConocoPhillips Funding Co.
   6.350% due 10/15/11                                 1,000            1,031
                                                                 ------------
                                                                        1,257
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.
   5.875% due 2/1/12                                   1,200            1,210
BellSouth Corp.
   5.460% due 8/15/08(c) (e)                             235              235

Phoenix Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
INTEGRATED TELECOMMUNICATION SERVICES--
   (CONTINUED)
Hughes Network Systems LLC/Hughes Network
   Systems Finance Corp.
   9.500% due 4/15/14                             $      215     $        226
Qwest Corp.
   8.875% due 3/15/12                                    185              200
Qwest Corp. 144A
   6.500% due 6/1/17(b)                                   70               67
Telcordia Technologies, Inc. 144A
   10.000% due 3/15/13(b)                                 50               45
                                                                 ------------
                                                                        1,983
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.3%
Lehman Brothers Holdings, Inc.
   5.500% due 4/4/16(e)                                  265              257
                                                                 ------------
LEISURE PRODUCTS--0.1%
K2, Inc.
   7.375% due 7/1/14                                      90               95
                                                                 ------------
LIFE & HEALTH INSURANCE--1.1%
Lincoln National Corp.
   6.050% due 4/20/67(c)                                  50               48
MetLife, Inc.
   6.400% due 12/15/66(e)                                325              301
Protective Life Secured Trust
   4.000% due 4/1/11(e)                                  300              286
Protective Life Secured Trust 05-A
   5.440% due 1/14/08(c) (e)                             180              180
UnumProvident Finance Co. plc 144A
   6.850% due 11/15/15(b)                                135              138
                                                                 ------------
                                                                          953
                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
   6.125% due 7/1/15                                      10               10
                                                                 ------------
METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
   7.875% due 3/15/13                                     25               25
Owens-Brockway Glass Container, Inc.
   8.875% due 2/15/09                                    372              380
                                                                 ------------
                                                                          405
                                                                 ------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   5.875% due 11/15/16                                   110              107

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
MOVIES & ENTERTAINMENT--(CONTINUED)
   6.500% due 11/15/36                            $      110     $        104
                                                                 ------------
                                                                          211
                                                                 ------------
MULTI-LINE INSURANCE--0.5%
Genworth Financial, Inc.
   6.150% due 11/15/66(c)                                135              128
Genworth Global Funding Trust
   5.125% due 3/15/11                                    160              158
Loews Corp.
   5.250% due 3/15/16                                    170              163
                                                                 ------------
                                                                          449
                                                                 ------------
MULTI-UTILITIES--0.2%
Aquila, Inc.
   14.875% due 7/1/12                                    105              134
                                                                 ------------
OFFICE REITs--0.1%
Duke Realty LP
   5.625% due 8/15/11                                     75               75
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.2%
IKON Office Solutions, Inc.
   7.750% due 9/15/15                                    170              174
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Seitel, Inc. 144A
   9.750% due 2/15/14(b)                                  90               90
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
Apache Corp.
   6.000% due 1/15/37(e)                                 185              176
Chesapeake Energy Corp.
   6.625% due 1/15/16                                    220              213
Pioneer Natural Resources Co.
   6.650% due 3/15/17                                    115              109
   6.875% due 5/1/18                                     160              153
Plains Exploration & Production Co.
   7.000% due 3/15/17                                     90               86
Pogo Producing Co.
   6.875% due 10/1/17                                    130              130
                                                                 ------------
                                                                          867
                                                                 ------------
OIL & GAS REFINING & MARKETING--0.4%
Valero Energy Corp.
   6.125% due 6/15/17                                    310              309
                                                                 ------------

Phoenix Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
OIL & GAS STORAGE & TRANSPORTATION--0.7%
Atlas Pipeline Partners LP
   8.125% due 12/15/15                            $      125     $        125
Enbridge Energy Partners LP
   5.875% due 12/15/16                                   120              117
Kinder Morgan Energy Partners LP
   7.300% due 8/15/33                                    150              157
Pacific Energy Partners LP/Pacific Energy
   Finance Corp.
   6.250% due 9/15/15                                     75               74
SemGroup LP 144A
   8.750% due 11/15/15(b)                                165              167
                                                                 ------------
                                                                          640
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
Bank of America Corp.
   5.750% due 8/15/16                                    395              390
Citigroup, Inc.
   5.000% due 9/15/14                                    330              314
General Electric Capital Corp.
   4.875% due 10/21/10(e)                                265              261
                                                                 ------------
                                                                          965
                                                                 ------------
PACKAGED FOODS & MEATS--0.2%
Pilgrim's Pride Corp.
   8.375% due 5/1/17                                     140              139
                                                                 ------------
PAPER PRODUCTS--0.3%
Exopac Holding Corp.
   11.250% due 2/1/14                                    100              106
Mercer International, Inc.
   9.250% due 2/15/13                                    130              128
                                                                 ------------
                                                                          234
                                                                 ------------
PHARMACEUTICALS--0.6%
Wyeth
   5.500% due 3/15/13                                    525              519
                                                                 ------------
PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc. 144A
   10.750% due 9/1/16(b)                                 120              131
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.7%
Chubb Corp.
   6.375% due 3/29/37(c)                                 165              161

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
CNA Financial Corp.
   6.500% due 8/15/16                             $      480     $        484
                                                                 ------------
                                                                          645
                                                                 ------------
PUBLISHING--0.4%
Idearc, Inc.
   8.000% due 11/15/16                                   135              137
Primedia, Inc.
   8.875% due 5/15/11                                     35               36
   8.000% due 5/15/13                                    140              148
                                                                 ------------
                                                                          321
                                                                 ------------
RAILROADS--0.2%
Burlington Northern Santa Fe Corp.
   6.150% due 5/1/37                                     150              146
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Colonial Realty LP
   6.050% due 9/1/16(e)                                  200              199
Realogy Corp. 144A
   7.500% due 10/15/16(b)                                835              835
                                                                 ------------
                                                                        1,034
                                                                 ------------
RESIDENTIAL REITs--0.9%
Archstone-Smith Trust
   5.750% due 3/15/16(e)                                 215              214
AvalonBay Communities, Inc.
   5.750% due 9/15/16                                    145              143
ERP Operating LP
   5.375% due 8/1/16(e)                                  270              259
   5.750% due 6/15/17                                    165              161
                                                                 ------------
                                                                          777
                                                                 ------------
RETAIL REITs--0.3%
Simon Property Group LP
   5.600% due 9/1/11(e)                                  235              235
                                                                 ------------
SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. 144A(b)
   8.875% due 12/15/14                                    85               82
   10.125% due 12/15/16                                   50               47
                                                                 ------------
                                                                          129
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--0.2%
Vertrue, Inc.
   9.250% due 4/1/14                                     155              172
                                                                 ------------

Phoenix Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
SPECIALIZED REITs--0.2%
Felcor Lodging LP
   7.260% due 12/1/11(c)                          $       95     $         95
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 4/1/17                                      45               45
                                                                 ------------
                                                                          140
                                                                 ------------
STEEL--0.2%
Gibraltar Industries, Inc. Series B
   8.000% due 12/1/15                                    140              138
                                                                 ------------
TOBACCO--0.4%
Reynolds American, Inc.
   7.300% due 7/15/15                                     95               99
   7.750% due 6/1/18                                     200              214
                                                                 ------------
                                                                          313
                                                                 ------------
TRUCKING--0.2%
Avis Budget Car Rental LLC/Avis Budget Finance,
   Inc.
   7.750% due 5/15/16                                    190              195
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.
   6.000% due 12/1/16                                    145              138
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $26,582)                                              26,294
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--3.5%

Banc of America Commercial Mortgage, Inc. 00-1,
   A1A
   7.109% due 11/15/31                                   122              123
Citigroup Mortgage Loan Trust, Inc. 04-NCM2,
   2CB3
   8.000% due 8/25/34                                     87               91
Master Asset Securitization Trust Alternative
   Loans Trust 03-7, 5A1
   6.250% due 11/25/33                                   201              200
Master Asset Securitization Trust Alternative
   Loans Trust 04-1, 3A1
   7.000% due 1/25/34                                    133              136
Master Asset Securitization Trust Alternative
   Loans Trust 04-5, 6A1
   7.000% due 6/25/34                                     97               98
Master Asset Securitization Trust Alternative
   Loans Trust 04-6, 6A1
   6.500% due 7/25/34                                    611              613

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
Merrill Lynch Mortgage Trust 05-MCP1, A2
   4.556% due 6/12/43                             $      725     $        706
Morgan Stanley Mortgage Loan Trust 04-3, 3A
   6.000% due 4/25/34                                    688              675
Residential Asset Mortgage Products, Inc. 04-
   SL3, A4
   8.500% due 12/25/31                                   342              355
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,064)                                                2,997
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--6.8%

CANADA--1.6%
Canadian Natural Resources Ltd.
   6.500% due 2/15/37                                    310              304
CHC Helicopter Corp.
   7.375% due 5/1/14                                     130              125
Norampac, Inc.
   6.750% due 6/1/13                                     100               96
Russel Metals, Inc.
   6.375% due 3/1/14                                     180              174
Suncor Energy, Inc.
   6.500% due 6/15/38                                    400              402
Trans-Canada Pipelines Ltd.
   6.350% due 5/15/67(c)                                 105              101
Xstrata Finance (Canada) Ltd. 144A
   5.800% due 11/15/16(b)                                160              155
                                                                 ------------
                                                                        1,357
                                                                 ------------
CHILE--0.3%
Celulosa Arauco y Constitucion S.A.
   5.625% due 4/20/15(e)                                 235              227
                                                                 ------------
CHINA--0.2%
NXP BV/NXP Funding LLC
   7.875% due 10/15/14                                    45               45
   9.500% due 10/15/15                                   115              114
                                                                 ------------
                                                                          159
                                                                 ------------
ITALY--0.2%
Telecom Italia Capital S.A.
   5.250% due 10/1/15                                    155              144
                                                                 ------------
JAPAN--0.7%
MUFG Capital Finance 1 Ltd.
   6.346% due 7/29/49(c) (e)                             290              285

Phoenix Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
JAPAN--(CONTINUED)
Resona Bank Ltd. 144A
   5.850% due 9/29/49(b) (c)                      $      345     $        330
                                                                 ------------
                                                                          615
                                                                 ------------
NETHERLANDS--0.6%
ING Groep N.V.
   5.775% due 12/29/49(c)                                535              516
                                                                 ------------
SINGAPORE--0.1%
Avago Technologies Finance Ltd.
   10.125% due 12/1/13                                   120              128
                                                                 ------------
SPAIN--1.0%
Santander Issuances S.A. 144A
   5.911% due 6/20/16(b)                                 410              412
Telefonica S.A.
   5.984% due 6/20/11                                    435              439
                                                                 ------------
                                                                          851
                                                                 ------------
SWITZERLAND--0.3%
Credit Suisse Group Capital (Guernsey) Ltd.
   5.860% due 5/29/49(c) (e)                             275              265
                                                                 ------------
UNITED KINGDOM--0.7%
HBOS plc 144A
   6.657% due 5/29/49(b) (c)                             400              384
Ineos Group Holdings plc 144A
   8.500% due 2/15/16(b)                                 130              128
Virgin Media Finance plc
   9.125% due 8/15/16                                    140              147
                                                                 ------------
                                                                          659
                                                                 ------------
UNITED STATES--1.1%
Shell International Finance BV
   5.625% due 6/27/11(e)                                 190              191
Stratos Global Corp.
   9.875% due 2/15/13                                    190              203

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
UNITED STATES--(CONTINUED)
Teva Pharmaceutical Finance LLC
   6.150% due 2/1/36(e)                           $      190     $        178
WEA Finance LLC/WCI Finance LLC 144A
   5.700% due 10/1/16(b)                                 375              368
                                                                 ------------
                                                                          940
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,977)                                                5,861
--------------------------------------------------------------------------------
DEBT INDEX SECURITIES--5.2%

Dow Jones CDX HY 6-T2 144A
   7.375% due 6/29/11(b)                               4,500            4,523
--------------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $4,388)                                                4,523
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $87,067)                                              85,900
                                                                 ------------
SHORT-TERM INVESTMENTS--5.4%

FEDERAL AGENCY SECURITIES(g)--5.4%
FHLB
   4.800% due 7/2/07                                     500              500
FNMA
   5.120% due 8/10/07                                  4,200            4,177
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,676)                                                4,677
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--104.7%
(IDENTIFIED COST $91,743)                                              90,577(a)

Other assets and liabilities, net--(4.7)%                              (4,072)
                                                                 ------------
NET ASSETS--100.0%                                               $     86,505
                                                                 ============

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $66 and gross depreciation of $1,473 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $91,984.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $8,897 (reported in 000's) or 10.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e)   All or a portion segregated as collateral for a when-issued security.

(f)   When-issued security.

(g)   The rate shown is the discount rate.

Phoenix CA Tax-Exempt Bond Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
MUNICIPAL TAX-EXEMPT BONDS(d)--98.7%

DEVELOPMENT REVENUE--5.9%
Hercules Redevelopment Agency Tax-Allocation
   (AMBAC Insured)
   5.000% due 8/1/29                              $      500     $        515
Los Angeles Community Redevelopment Agency,
   Series A (AMBAC/FHA Insured)
   6.550% due 1/1/27                                     100              100
Ontario Redevelopment Financing Authority,
   Project No. 1(MBIA Insured)
   6.900% due 8/1/10                                      70               76
   5.250% due 8/1/13                                     500              529
Riverside County Redevelopment Agency, Jurup
   Valley Project Area Tax-Allocation
   Prerefunded
   10/01/11 @ 102 (AMBAC Insured)
   5.250% due 10/1/17                                    250              268
San Diego Redevelopment Agency, Center City
   Series A (AMBAC Insured)
   4.750% due 9/1/30                                     500              504
San Diego Redevelopment Agency, Center City
   Series B (AMBAC Insured)
   5.350% due 9/1/24                                   1,000            1,046
Santa Clara Redevelopment Agency Tax
   Allocation (MBIA Insured)
   5.000% due 6/1/22                                   1,000            1,033
                                                                 ------------
                                                                        4,071
                                                                 ------------

EDUCATION REVENUE--4.5%
Los Angeles Unified School District,
   Certificate of Participation Series B
   (AMBAC Insured)
   5.000% due 10/1/31                                  1,000            1,018
North City West School Facilities Financing
   Authority, Series B (AMBAC Insured)
   5.250% due 9/1/19                                   1,000            1,082
Sweetwater Unified High School District, Public
   Financing Authority, Series A (FSA Insured)
   5.000% due 9/1/29                                   1,000            1,030
                                                                 ------------
                                                                        3,130
                                                                 ------------

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
GENERAL OBLIGATION--17.9%
Antelope Valley Union High School District,
   Series A (MBIA Insured)
   5.000% due 2/1/27                              $    1,000     $      1,030
Brea & Olinda Unified School District,
   Series A (FGIC Insured)
   6.000% due 8/1/15                                     150              170
Butte-Glenn Community College District,
   Series A (MBIA Insured)
   5.500% due 8/1/19                                   1,000            1,075
California State
   6.250% due 4/1/08                                     825              840
   5.250% due 6/1/16                                      65               66
   5.000% due 2/1/20                                     750              773
   4.500% due 8/1/30                                   1,000              945
California State (MBIA Insured)
   5.500% due 4/1/10                                     200              209
California State Veterans Bonds, Series BG
   5.150% due 12/1/14                                    895              912
California State Veterans Bonds, Series CC
   4.500% due 12/1/37                                    330              307
Desert Community College District (MBIA Insured)
   5.000% due 8/1/18                                     990            1,046
Gilroy Unified School District (FGIC Insured)
   5.000% due 8/1/27                                     500              516
Grossmont-Cuyamaca Community College,
   District Election of 2002, Series A (MBIA
   Insured)
   5.000% due 8/1/19                                     250              260
Los Angeles Unified School District (MBIA
   Insured)
   4.500% due 1/1/28                                     500              487
Metropolitan Water District Southern California,
   Series A
   5.250% due 3/1/11                                     180              184
Santa Ana Unified School District (FGIC Insured)
   5.700% due 8/1/22                                     400              422
Santa Clara Unified School District (FGIC
   Insured)
   5.500% due 7/1/20                                   1,000            1,050

Phoenix CA Tax-Exempt Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
GENERAL OBLIGATION--(CONTINUED)
Walnut Valley Unified School District, Series A
   (MBIA Insured)
   0% due 8/1/19                                  $    3,095     $      1,524
Wiseburn School District, Series A (MBIA
   Insured)
   5.000% due 8/1/17                                     580              615
                                                                 ------------
                                                                       12,431
                                                                 ------------
GENERAL REVENUE--15.5%
Anaheim Public Financing Authority, Series C
   (FSA Insured)
   6.000% due 9/1/16                                   1,600            1,811
Beverly Hills Public Financing Authority
   4.500% due 6/1/28                                     500              479
California State Public Works Board, Department
   of Health Services, Richmond Lab Series B
   (XLCA Insured)
   5.000% due 11/1/17                                    460              485
California State Public Works Board, Highway
   Patrol Series C
   5.250% due 11/1/20                                    500              519
Fontana Public Financing Authority Tax
   Allocation (AMBAC Insured)
   5.000% due 10/1/29                                  1,000            1,033
Golden State Tobacco Securitization Corp.
   Series A-1
   5.125% due 6/1/47                                     750              727
Los Angeles County Public Works Financing
   Authority, Series A (FSA Insured)
   5.500% due 10/1/18                                    450              482
Pomona Certificates of Participation (AMBAC
   Insured)
   5.500% due 6/1/28                                   1,365            1,478
San Diego County Certificates of Participation
   (AMBAC Insured)
   5.250% due 11/1/15                                    960            1,007
San Jose Financing Authority, Series F (MBIA
   Insured)
   5.000% due 9/1/15                                   1,000            1,040
South Bay Regional Public Communications
   Authority (ACA Insured)
   4.750% due 1/1/31                                     635              608

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
GENERAL REVENUE--(CONTINUED)
South Coast Air Quality Management Corp.
   (AMBAC Insured)
   6.000% due 8/1/11                              $    1,000     $      1,070
                                                                 ------------
                                                                       10,739
                                                                 ------------
HIGHER EDUCATION REVENUE--3.0%
California Educational Facilities Authority,
   Chapman University (Connie Lee Insured)
   5.375% due 10/1/16                                     60               61
California State Public Works Board, University
   of California Series D
   5.000% due 5/1/30                                   1,000            1,025
University of California Series B
   4.750% due 5/15/38                                    500              498
University of California Series G (FGIC Insured)
   4.750% due 5/15/35                                    525              526
                                                                 ------------
                                                                        2,110
                                                                 ------------
MEDICAL REVENUE--3.5%
California Health Facilities Financing
   Authority,
   Cedars-Sinai Medical Center
   5.000% due 11/15/34                                   500              502
California Health Facilities Financing
   Authority, Stanford Hospital and Clinics
   Series A
   5.000% due 11/15/14                                   250              261
California State Public Works Board, Department
   of Mental Health Series A
   5.500% due 6/1/16                                   1,000            1,078
San Joaquin General Hospital Project,
   Certificates of Participation (MBIA Insured)
   5.250% due 9/1/12                                     100              104
Santa Clara County Financing Authority,
   Series A (AMBAC Insured)
   7.750% due 11/15/11                                   400              459
                                                                 ------------
                                                                        2,404
                                                                 ------------
MUNICIPAL UTILITY DISTRICT REVENUE--2.7%
Sacramento Municipal Utilities District,
   Financing Authority (MBIA Insured)
   4.750% due 7/1/26                                     500              505
Sacramento Municipal Utility District, Series O
   (MBIA Insured)
   5.250% due 8/15/15                                    310              326

Phoenix CA Tax-Exempt Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
MUNICIPAL UTILITY DISTRICT REVENUE--(CONTINUED)
Sacramento Municipal Utility District, Series O
   (MBIA Insured)
   5.250% due 8/15/10                             $      500     $        522
Sacramento Municipal Utility District, Series P
   (FSA Insured)
   5.250% due 8/15/17                                    500              525
                                                                 ------------
                                                                        1,878
                                                                 ------------
NATURAL GAS REVENUE--0.8%
Roseville Natural Gas Financing Authority
   5.000% due 2/15/24                                    500              520
                                                                 ------------
POWER REVENUE--5.2%
Los Angeles Water and Power Series A -A-2,
   (MBIA insured)
   5.000% due 7/1/19                                     760              793
Northern California Power Agency, Hydroelectric
   Project Series A(MBIA Insured)
   5.000% due 7/1/15                                   1,000            1,021
   5.200% due 7/1/32                                   1,120            1,143
Southern California Public Power Authority,
   Series B (FSA Insured)
   5.000% due 7/1/12                                     635              667
                                                                 ------------
                                                                        3,624
                                                                 ------------
PRE-REFUNDED--28.2%
Contra Costa County Home Mortgage (GNMA
   Collateralized)
   7.500% due 5/1/14 (b)                                 500              596
Covina Community Redevelopment Agency
   8.800% due 1/1/08(b)                                   60               61
Cypress Single Family Residential Mortgage
   Series B (Private Mortgage Insurance)
   7.250% due 1/1/12 (b)                                 200              227
Duarte Redevelopment Agency Single Family
   Mortgage, Series A (FNMA Collateralized)
   6.875% due 11/1/11 (b)                                300              336
East Bay Municipal Utility District Water System
   (MBIA Insured)
   5.250% due 6/1/18                                   1,035            1,088
Huntington Park Redevelopment Agency Single
   Family Residential Mortgage, Series A
   (FHA/VA/PRIV MTGS Insured)
   8.000% due 12/1/19 (b)                              2,400            3,277

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
PRE-REFUNDED--(CONTINUED)
Los Angeles Harbor Department
   7.600% due 10/1/18(b)                          $      945     $      1,116
Lucia Mar Unified School District,
   Election of 2004
   Series A, Prerefunded 8/1/14 @ 100
   (FGIC Insured)
   5.000% due 8/1/27                                   1,000            1,064
M-S-R Public Power Agency San Juan Project
   Series D, (MBIA Insured)
   6.750% due 7/1/20 (b)                               1,920            2,205
Modesto Wastewater Treatment Facility (MBIA
   Insured)
   6.000% due 11/1/12 (b)                                735              809
Northern California Power Agency Prerefunded
   7/1/21 @ 100 (AMBAC Insured)
   7.500% due 7/1/23                                     195              254
Pomona Unified School District Series C (MBIA
   Insured)
   5.600% due 8/1/12 (b)                               1,500            1,617
Riverside County Single Family Issue B (GNMA
   Collateralized)
   8.625% due 5/1/16 (b)                               1,000            1,318
Riverside County Single Family Series A (GNMA
   Collateralized)
   7.800% due 5/1/21 (b)                               4,000            5,362
Stockton Housing Facility, O'Connor Woods
   Project Series A, Prerefunded 9/20/17 @ 100
   (GNMA Collateralized)
   5.600% due 3/20/28                                    200              201
                                                                 ------------
                                                                       19,531
                                                                 ------------
TRANSPORTATION REVENUE--3.5%
Alameda Corridor Transportation Authority,
   Series A(MBIA Insured)
   5.125% due 10/1/16                                    150              155
   5.125% due 10/1/17                                    125              130
Los Angeles County Metropolitan Transportation
   Authority, Sales Tax Series A (AMBAC Insured)
   4.500% due 7/1/32                                     500              478
Los Angeles Harbor Department Revenue (MBIA
   Insured)
   4.500% due 8/1/27                                     500              473
Port of Oakland Series I (MBIA Insured)
   5.600% due 11/1/19                                  1,000            1,026

Phoenix CA Tax-Exempt Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
TRANSPORTATION REVENUE--(CONTINUED)
San Francisco Bay Area Rapid Transit District
   5.250% due 7/1/17                              $      180     $        184
                                                                 ------------
                                                                        2,446
                                                                 ------------
WATER & SEWER REVENUE--8.0%
California Community Development Authority
   Anheuser-Bush Project
   4.800% due 9/1/46                                     500              474
Delta Diablo Sanitation District, Certificates
   of Participation (MBIA Insured)
   0% due 12/1/16                                      1,070              715
El Dorado Irrigation District, Certificates of
   Participation Series A (FGIC Insured)
   5.250% due 3/1/16                                     365              387
Metropolitan Water District of Southern
   California Waterworks Series B-3,
   (MBIA Insured)
   5.000% due 10/1/29                                  1,000            1,034
Modesto Wastewater, Series A (FSA Insured)
   5.000% due 11/1/19                                    245              257
Mountain View Shoreline Regional Park
   Community, Series A (MBIA Insured)
   5.500% due 8/1/21                                   1,000            1,011
Redlands Financing Authority, Series A (FSA
   Insured)
   5.000% due 9/1/17                                   1,000            1,040
Sweetwater Water Authority (AMBAC Insured)
   5.250% due 4/1/10                                     125              128
Westlands Water District, Certificates of
   Participation (MBIA Insured)
   5.250% due 9/1/14                                     500              535
                                                                 ------------
                                                                        5,581
--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $66,700)                                              68,465
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $66,700)                                              68,465
                                                                 ------------

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(c)--0.5%
UBS Finance Delaware LLC
   5.350% due 7/2/07                              $      340     $        340
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $340)                                                    340
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $67,040)                                              68,805(a)

Other assets and liabilities, net--0.8%                                   539
                                                                 ------------
NET ASSETS--100.0%                                               $     69,344
                                                                 ============

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,387 and gross depreciation of $623 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $67,041.

(b)   Escrowed to maturity.

(c)   The rate shown is the discount rate.

(d) At June 30, 2007, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
      California 98.7%. At June 30, 2007, 82.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 34.8%, AMBAC 15.1% and GNMA 10.8%.

Phoenix Core Bond Fund

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                  (UNAUDITED)

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
U.S. GOVERNMENT SECURITIES--9.5%

U.S. TREASURY BONDS--3.0%
U.S. Treasury Bond(g)
   4.500% due 2/15/36                             $      425     $        385
   4.750% due 2/15/37                                  1,750            1,650
                                                                 ------------
                                                                        2,035
                                                                 ------------
U.S. TREASURY NOTES--6.5%
U.S. Treasury Note(g)
   4.500% due 9/30/11                                    150              148
   4.750% due 1/31/12                                    445              442
   4.625% due 2/29/12                                  1,220            1,204
   4.875% due 8/15/16                                    150              148
   4.625% due 2/15/17                                  2,435            2,358
                                                                 ------------
                                                                        4,300
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,487)                                                6,335
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--25.7%

FHLMC
   6.000% due 10/1/34                                    675              671
FNMA
   6.000% due 10/1/14                                    504              507
   6.500% due 6/1/16                                     326              333
   6.000% due 7/1/17                                     137              138
   5.500% due 9/1/17                                     359              355
   5.000% due 4/1/20                                     592              573
   4.500% due 5/1/20                                     879              835
   5.000% due 8/1/21                                     345              333
   6.000% due 5/1/29                                     289              288
   6.500% due 7/1/29                                     415              423
   6.500% due 5/1/30                                      10               10
   7.500% due 3/1/31                                     190              198
   7.000% due 7/1/31                                     141              146
   7.000% due 9/1/31                                     224              232
   6.500% due 2/1/32                                     441              449
   6.500% due 3/1/32                                     218              222
   5.500% due 4/1/33                                     271              262
   5.500% due 6/1/33                                   1,566            1,517
   5.500% due 7/1/33                                   3,395            3,290
   5.000% due 9/1/33                                     386              363

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
   5.000% due 7/1/35                              $      316     $        297
   5.000% due 11/1/35                                    370              347
   5.500% due 12/1/35                                    339              326
   6.000% due 6/1/36                                     467              463
   6.500% due 8/1/36                                     635              641
   6.000% due 9/1/36                                     660              654
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                    283              282
GNMA
   8.500% due 11/15/22                                     1                1
   6.500% due 9/15/28                                    242              248
   7.500% due 9/15/29                                    166              174
   5.000% due 7/15/33                                  2,159            2,047
   6.000% due 6/15/34                                    487              485
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,383)                                              17,110
--------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--0.6%

FHLMC
   5.200% due 3/5/19                                     200              192
   5.300% due 5/12/20                                    200              191
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $391)                                                    383
--------------------------------------------------------------------------------
MUNICIPAL BONDS--6.0%

CALIFORNIA--1.6%
Alameda Corridor Transportation Authority
   Taxable Series C (MBIA Insured)
   6.500% due 10/1/19                                  1,000            1,053
                                                                 ------------
CONNECTICUT--0.3%
City of Hartford Taxable Series B (FSA
   Insured)
   4.130% due 8/1/07                                     190              190
                                                                 ------------
FLORIDA--0.2%
Miami-Dade County Educational Authority
   Taxable Series C
   5.480% due 4/1/16                                     110              107
                                                                 ------------

Phoenix Core Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
MICHIGAN--0.1%
Flat Rock Finance & Development Authority
   Taxable Series A
   6.750% due 10/1/16                             $       95     $         98
                                                                 ------------
PENNSYLVANIA--2.3%
City of Pittsburgh Pension Obligation Taxable
   Series C (FGIC Insured)
   6.500% due 3/1/17                                     340              357
City of Reading, PA (FSA Insured)
   5.100% due 11/15/15                                   190              184
Philadelphia Authority for Industrial
   Development Pension Funding Taxable Series A
   (MBIA Insured)
   5.790% due 4/15/09                                  1,000            1,009
                                                                 ------------
                                                                        1,550
                                                                 ------------
RHODE ISLAND--1.5%
Woonsocket Pension Funding Taxable (FSA
   Insured)
   5.660% due 7/15/13                                  1,000            1,005
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,157)                                                4,003
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.2%

AmeriCredit Automobile Receivables
   Trust 05-AX, A4
   3.930% due 10/6/11                                  2,000            1,979
AmeriCredit Automobile Receivables Trust 06-BG,
   A3
   5.210% due 10/6/11                                    180              180
Capital One Auto Finance Trust 07-B, A3A
   5.030% due 4/15/12                                    500              496
Carmax Auto Owner Trust 07-2, A3
   5.230% due 12/15/11                                   442              441
Greenwich Structured ARM Products 05-5A, N2
   144A
   8.820% due 9/27/45(b) (c)                             315              315
Nomura Asset Acceptance Corp. 07-1, 1A2
   5.669% due 3/25/47(c)                                 515              514
Renaissance Home Equity Loan Trust 06-2, AF4
   6.115% due 8/25/36(c)                                 730              722
Residential Funding Mortgage Securities
   II, Inc.
   06-HSA1, A2
   5.190% due 2/25/36(c)                                 400              394

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
Saxon Asset Securities Trust 05-3, A2C
   5.600% due 11/25/35(c)                         $      400     $        401
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,481)                                                5,442
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--14.2%

AIRLINES--1.0%
American Airlines, Inc. 99-1,
   7.024% due 10/15/09                                   365              370
Continental Airlines, Inc. 98-1A
   6.648% due 3/15/19                                    264              266
                                                                 ------------
                                                                          636
                                                                 ------------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17                                     45               43
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Allied Capital Corp.
   6.000% due 4/1/12                                     100               99
Janus Capital Group, Inc.
   6.250% due 6/15/12                                    125              126
Nuveen Investments, Inc.
   5.000% due 9/15/10                                    230              211
                                                                 ------------
                                                                          436
                                                                 ------------
BROADCASTING & CABLE TV--0.1%
Comcast Corp.
   5.300% due 1/15/14                                    105              101
                                                                 ------------
BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850% due 3/15/17                                     45               43
Owens Corning, Inc.
   6.500% due 12/1/16                                     35               35
                                                                 ------------
                                                                           78
                                                                 ------------
CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc.
   5.625% due 6/1/15                                     115               94
                                                                 ------------
CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland)(d)
   6.000% due 9/30/16                                    135              133
                                                                 ------------
CONSUMER FINANCE--2.5%
Capital One Financial Corp.
   5.250% due 2/21/17                                     70               65

Phoenix Core Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ----------     ------------
CONSUMER FINANCE--(CONTINUED)
General Electric Capital Corp.
   6.750% due 3/15/32                             $      500     $        543
GMAC LLC
   6.875% due 8/28/12                                    180              176
HSBC Finance Corp.
   8.000% due 7/15/10                                    300              320
Residential Capital LLC
   6.000% due 2/22/11                                     80               77
SLM Corp.
   4.060% due 2/1/10(c)                                  500              460
                                                                 ------------
                                                                        1,641
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                     110              108
                                                                 ------------
DIVERSIFIED BANKS--0.7%
Bank of America Corp.
   5.490% due 3/15/19                                    300              284
Wachovia Corp.
   4.875% due 2/15/14                                    200              191
                                                                 ------------
                                                                          475
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc.
   5.850% due 8/16/16                                    135              135
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.5%
Equifax, Inc.
   6.300% due 7/1/17                                     130              130
International Lease Finance Corp.
   4.750% due 1/13/12                                    225              217
                                                                 ------------
                                                                          347
                                                                 ------------
ELECTRIC UTILITIES--0.7%
Great River Energy 144A
   5.829% due 7/1/17(b)                                  140              141
PPL Capital Funding Trust I Series A
   4.330% due 3/1/09                                     190              186
Southern Power Co. Series D
   4.875% due 7/15/15                                    165              153
                                                                 ------------
                                                                          480
                                                                 ------------
FOOD RETAIL--0.1%
Kroger Co. (The)
   6.800% due 12/15/18                                    70               71
                                                                 ------------

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc. 144A
   6.000% due 6/15/17(b)                          $      125     $        124
                                                                 ------------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                      65               65
                                                                 ------------
HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
   6.125% due 1/15/16                                    160              158
                                                                 ------------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp.
   5.750% due 11/15/16                                   115              112
                                                                 ------------
HOUSEHOLD PRODUCTS--0.2%
Procter & Gamble Co.
   5.550% due 3/5/37                                     130              122
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc.
   5.875% due 2/1/12                                     130              131
   5.625% due 6/15/16                                    130              127
Verizon Communications, Inc.
   4.900% due 9/15/15                                    130              122
                                                                 ------------
                                                                          380
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The)
   5.125% due 1/15/15                                    350              333
Lehman Brothers Holdings, Inc.
   5.750% due 1/3/17                                     145              141
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                    150              141
Morgan Stanley
   5.375% due 10/15/15                                   250              239
                                                                 ------------
                                                                          854
                                                                 ------------
MANAGED HEALTH CARE--0.2%
WellPoint, Inc.
   5.250% due 1/15/16                                    125              119
                                                                 ------------
MORTGAGE REITs--0.3%
iStar Financial, Inc.
   6.050% due 4/15/15                                    200              196
                                                                 ------------

Phoenix Core Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 ----------      ------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   5.875% due 11/15/16                           $      130      $        126
                                                                 ------------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
   5.625% due 2/15/14                                    70                69
                                                                 ------------
MULTI-UTILITIES--0.1%
Dominion Resources, Inc.
   5.000% due 3/15/13                                    90                87
                                                                 ------------
OFFICE ELECTRONICS--0.3%
Xerox Corp.
   6.750% due 2/1/17                                    170               174
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Anadarko Petroleum Corp.
   5.950% due 9/15/16                                    70                68
                                                                 ------------
OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp.
   4.750% due 6/15/13                                   140               133
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP
   5.125% due 7/1/17                                    200               182
Kinder Morgan Energy Partners LP
   6.000% due 2/1/17                                    135               132
                                                                 ------------
                                                                          314
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
Citigroup, Inc.
   5.500% due 2/15/17                                    95                92
JPMorgan Chase & Co.
   5.125% due 9/15/14                                   155               149
                                                                 ------------
                                                                          241
                                                                 ------------
REGIONAL BANKS--0.3%
Zions Bancorp.
   5.500% due 11/16/15                                  200               192
                                                                 ------------
RESIDENTIAL REITs--0.2%
UDR, Inc.
   5.250% due 1/15/15                                   150               143
                                                                 ------------
RESTAURANTS--0.2%
Yum! Brands, Inc.
   6.250% due 4/15/16                                   140               140
                                                                 ------------

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 ----------      ------------
RETAIL REITs--0.1%
Tanger Factory Outlet Centers
   6.150% due 11/15/15                           $       85      $         84
                                                                 ------------
SPECIALIZED FINANCE--0.3%
CIT Group, Inc.
   5.125% due 9/30/14                                   200               189
                                                                 ------------
SPECIALIZED REITs--0.3%
Health Care REIT, Inc.
   5.875% due 5/15/15                                   225               219
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp.
   6.250% due 5/15/16                                    65                64
Washington Mutual, Inc.
   4.625% due 4/1/14                                    155               142
                                                                 ------------
                                                                          206
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series F
   5.950% due 3/15/14                                    70                67
Sprint Nextel Corp.
   6.000% due 12/1/16                                    65                61
                                                                 ------------
                                                                          128
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $9,639)                                                9,421
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--30.1%

Banc of America Alternative Loan Trust 06-9, A1
   6.000% due 1/25/37                                   641               635
Bear Stearns Adjustable Rate Mortgage Trust 05-
   12, 13A1
   5.456% due 2/25/36(c)                                183               178
Bear Stearns Commercial Mortgage Securities 06-
   PW12, A4
   5.711% due 9/11/38(c)                                370               368
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000% due 8/25/35                                    89                86
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 05-CD1, AM
   5.225% due 7/15/44(c)                                650               626
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 06-CD2, A4
   5.362% due 1/15/46(c)                                655               636

Phoenix Core Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 ----------      ------------
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 07-CD4, A4
   5.322% due 12/11/49                           $      700      $        672
Countrywide Alternative Loan Trust 05-43, 4A2
   5.724% due 10/25/35(c)                               349               344
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                                   197               196
Countrywide Home Loan Mortgage Pass-Through
   Trust 07-1, A2
   6.000% due 3/25/37                                   681               674
Credit Suisse Mortgage Capital Certificates 06-
   C1, A4
   5.555% due 2/15/39(c)                                935               917
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643% due 6/15/35(b)                                450               438
First Horizon Asset Securities, Inc. 03-2, 1A12
   5.750% due 4/25/33                                   445               432
First Union - Lehman Brothers - Bank of America
   98-C2, A2
   6.560% due 11/18/35                                  935               939
GE Capital Commercial Mortgage Corp. 04-C3,
   A4
   5.189% due 7/10/39(c)                              1,000               967
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
   4.850% due 5/25/35(c)                                302               302
Greenwich Capital Commercial Funding Corp. 04-
   GG1, A7
   5.317% due 6/10/36(c)                              1,000               977
GSAMP Net Interest Margin Trust 05-NC1 144A
   5.000% due 2/25/35(b)                                  1                 1
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                   333               326
Lehman Brothers - UBS Commercial Mortgage
   Trust 04-C7, A6
   4.786% due 10/15/29(c)                             1,000               944
Lehman Brothers - UBS Commercial Mortgage
   Trust 06-C6, A4
   5.372% due 9/15/39                                   710               686
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C2, A2
   5.303% due 2/15/40                                   225               220
MASTR Asset Securitization Trust 03-10, 3A1
   5.500% due 11/25/33                                  327               312
MASTR Resecuritzation Trust 05-4CI, N2 144A
   8.320% due 4/26/45(b) (c)                            170               166

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 ----------      ------------
Merrill Lynch Mortgage Trust 04-KEY2, A4
   4.864% due 8/12/39(c)                         $    1,000      $        946
Merrill Lynch Mortgage Trust 06-C1, AM
   5.659% due 5/12/39(c)                                320               317
Merrill Lynch/Countrywide Commercial Mortgage
   Trust 06-3, A4
   5.414% due 7/12/46(c)                                445               431
Morgan Stanley Capital I 06-T23, A4
   5.810% due 8/12/41(c)                                360               361
Morgan Stanley Mortgage Loan Trust 05-5AR,
   4A1
   5.528% due 9/25/35(c)                                318               312
Prudential Securities Secured Financing Corp.
   98-C1 C
   6.742% due 5/15/10                                   750               758
Residential Accredit Loans, Inc. 06-QA1, A21
   5.978% due 1/25/36(c)                                616               618
Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A
   4.865% due 3/25/35(c)                                328               325
SBA CMS Trust 06-1A, B 144A
   5.451% due 11/15/36(b)                               140               138
Structured Asset Securities Corp. 03-32, 1A1
   5.204% due 11/25/33(c)                               483               457
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.421% due 5/20/36(c)                                259               253
Washington Mutual Mortgage Pass-Through-
   Certificates, Inc. 05-AR3, A2
   4.638% due 3/25/35(c)                                627               616
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1
   4.555% due 1/25/35(c)                                271               267
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1
   5.500% due 12/25/35                                  750               718
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1
   5.000% due 5/25/20                                   342               328
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3
   5.000% due 10/25/35(c)                               607               598
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A1
   4.525% due 4/25/35(c)                                285               280

Phoenix Core Bond Fund

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 ----------      ------------
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A2
   4.525% due 4/25/35(c)                         $      239      $        235
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,573)                                              20,000
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--0.5%

RUSSIA--0.5%
Russian Federation RegS
   7.500% due 3/31/30(c) (e)                            303               334
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $313)                                                    334
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--3.3%

ARUBA--0.2%
UFJ Finance AEC
   6.750% due 7/15/13                                   100               106
                                                                 ------------
AUSTRALIA--0.2%
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A
   5.125% due 11/15/14(b)                               150               144
                                                                 ------------
CANADA--0.1%
Xstrata Finance (Canada) Ltd. 144A
   5.800% due 11/15/16(b)                                70                68
                                                                 ------------
CHILE--0.3%
Celulosa Arauco y Constitucion S.A.
   5.625% due 4/20/15                                   105               101
Petropower I Funding Trust 144A
   7.360% due 2/15/14(b)                                132               135
                                                                 ------------
                                                                          236
                                                                 ------------
GERMANY--0.7%
Deutsche Bank AG NY Series GS
   3.900% due 3/22/12(c)                                485               455
                                                                 ------------
MEXICO--0.3%
Pemex Project Funding Master Trust
   5.750% due 12/15/15                                  180               177
                                                                 ------------
QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. RegS
   5.298% due 9/30/20(e)                                250               233
                                                                 ------------

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 ----------      ------------
RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                        $      130      $        127
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A
   5.670% due 3/5/14(b)                                 170               163
TNK-BP Finance SA RegS
   6.125% due 3/20/12(e)                                105               102
                                                                 ------------
                                                                          392
                                                                 ------------
SINGAPORE--0.2%
ICICI Bank Ltd. RegS
   5.750% due 11/16/10(e)                               105               104
                                                                 ------------
SPAIN--0.1%
Telefonica Emisiones SAU
   6.421% due 6/20/16                                    75                76
                                                                 ------------
UNITED KINGDOM--0.3%
Diageo Capital plc
   5.500% due 9/30/16                                    70                68
Vodafone Group plc
   5.000% due 9/15/15                                    80                74
   6.150% due 2/27/37                                    70                65
                                                                 ------------
                                                                          207
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,260)                                                2,198
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $66,684)                                              65,226
                                                                 ------------
SHORT-TERM INVESTMENTS--11.6%

COMMERCIAL PAPER(h)--1.9%
UBS Finance Delaware LLC
   5.350% due 7/2/07                                  1,285             1,285
                                                                 ------------

                                                     SHARES
                                                     ------
MONEY MARKET MUTUAL FUNDS--9.7%
State Street Navigator Prime Plus (5.34% seven-
   day effective yield)(f)                        6,466,055             6,466
                                                                 ------------


--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,751)                                                7,751
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--109.7%
(IDENTIFIED COST $74,435)                                              72,977(a)

Other assets and liabilities, net--(9.7)%                              (6,424)
                                                                 ------------
NET ASSETS--100.0%                                               $     66,553
                                                                 ============

Phoenix Core Bond Fund

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $260 and gross depreciation of $2,299 for federal income tax purposes. At June 30 2007, the aggregate cost of securities for federal income tax purposes was $75,016.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $1,960 (reported in 000's) or 2.9 % of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Represents security purchased with cash collateral received for securities on loan.

(g)   All or a portion of security is on loan.

(h)   The rate shown is the discount rate.

Phoenix Emerging Markets Bond Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                    ----------    -----------

DOMESTIC CORPORATE BONDS--1.7%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
AES Panama S.A. 144A
   6.350% due 12/21/16(b)                           $      250    $       240
                                                                  -----------
SPECIALIZED FINANCE--1.1%
Interoceanica IV Finance Ltd. 144A
   0% due 11/30/18(b)                                      750            467
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $746)                                                    707
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--42.2%

ARGENTINA--2.7%
Republic of Argentina
   1.330% due 12/31/38(d)                                  200             83
Republic of Argentina PIK Interest Capitalization
   5.830% due 12/31/33(d)                                   34(f)          15
   8.280% due 12/31/33                                   1,023            989
Republic of Argentina Series PGDP
   0% due 12/15/35(d)                                       97(f)           4
                                                                  -----------
                                                                        1,091
                                                                  -----------
BRAZIL--3.4%
Federative Republic of Brazil
   7.875% due 3/7/15                                       500            554
   8.875% due 10/14/19                                     700            852
                                                                  -----------
                                                                        1,406
                                                                  -----------

COLOMBIA--3.2%
Republic of Colombia
   8.125% due 5/21/24                                      400            472
   7.375% due 9/18/37                                      750            834
                                                                  -----------
                                                                        1,306
                                                                  -----------

COSTA RICA--0.9%
Republic of Costa Rica RegS
   6.548% due 3/20/14(e)                                   350            357
                                                                  -----------

DOMINICAN REPUBLIC--1.8%
Dominican Republic 144A
   8.625% due 4/20/27(b)                                   100            117


                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                    ----------    -----------

DOMINICAN REPUBLIC--(CONTINUED)
Dominican Republic RegS(e)
   9.500% due 9/27/11                               $      109    $       116
   9.040% due 1/23/18                                      437            498
                                                                  -----------
                                                                          731
                                                                  -----------

ECUADOR--1.9%
Republic of Ecuador 144A
   9.375% due 12/15/15(b)                                  100             89
Republic of Ecuador RegS(e)
   12.000% due 11/15/12                                    163            154
   10.000% due 8/15/30(d)                                  650            537
                                                                  -----------
                                                                          780
                                                                  -----------

EL SALVADOR--1.4%
Republic of El Salvador 144A
   7.625% due 9/21/34(b)                                   250            286
Republic of El Salvador RegS
   7.650% due 6/15/35(e)                                   250            287
                                                                  -----------
                                                                          573
                                                                  -----------

FIJI--0.5%
Republic of Fiji Islands (The)
   6.875% due 9/13/11                                      200            189
                                                                  -----------

GUATEMALA--1.0%
Republic of Guatemala RegS
   9.250% due 8/1/13(e)                                    350            403
                                                                  -----------

INDONESIA--2.1%
Majapahit Holding BV 144A
   7.750% due 10/17/16(b)                                  850            865
                                                                  -----------

JAMAICA--0.2%
Republic of Jamaica
   8.000% due 3/15/39                                      100             98
                                                                  -----------

MEXICO--3.2%
Mexican Fixed Rate Bonds Series M
   9.000% due 6/20/13                                    2,500(j)         246
United Mexican States Series B
   6.750% due 9/27/34                                    1,000          1,066
                                                                  -----------
                                                                        1,312
                                                                  -----------

Phoenix Emerging Markets Bond Fund

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                    ----------    -----------

PANAMA--1.3%
Republic of Panama
   6.700% due 1/26/36                               $      500    $       513
                                                                  -----------

PERU--1.9%
Peru Enhanced Pass-Through Finance Ltd. 144A
   0% due 5/31/18(b)                                     1,150            763
                                                                  -----------

PHILIPPINES--4.7%
Republic of Philippines
   8.250% due 1/15/14                                      500            549
   9.500% due 2/2/30                                       300            392
   6.375% due 1/15/32                                    1,000            965
                                                                  -----------
                                                                        1,906
                                                                  -----------

SERBIA--0.6%
Republic of Serbia RegS
   3.750% due 11/1/24(d)(e)                                250            237
                                                                  -----------

TURKEY--4.0%
Republic of Turkey
   11.000% due 1/14/13                                   1,000          1,204
   8.000% due 2/14/34                                      400            433
                                                                  -----------
                                                                        1,637
                                                                  -----------

UKRAINE--1.8%
Republic of Ukraine RegS
   8.775% due 8/5/09(d)(e)                                 300            319
Republic of Ukraine, Ministry of Finance 144A
   6.580% due 11/21/16(b)                                  400            397
                                                                  -----------
                                                                          716
                                                                  -----------

URUGUAY--0.3%
Republic of Uruguay
   4.250% due 4/5/27                                     2,427(m)         108
                                                                  -----------

VENEZUELA--3.1%
Republic of Venezuela
   10.750% due 9/19/13                                     500            556
   5.750% due 2/26/16                                      350            301
   9.250% due 9/15/27                                      400            418
                                                                  -----------
                                                                        1,275
                                                                  -----------

VIETNAM--2.2%
Socialist Republic of Vietnam
   6.125% due 3/12/16(d)                                   892            891
                                                                  -----------

                                                     PAR VALUE       VALUE
                                                       (000)         (000)

--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $16,965)                                              17,157
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(c)--49.2%

BAHAMAS--1.3%
Ultrapetrol Ltd.
   9.000% due 11/24/14 (Marine)                         $  500    $       510
                                                                  -----------

BARBADOS--0.7%
Sagicor Financial Ltd. RegS
   7.500% due 5/12/16 (Multi-line Insurance)(e)            300            299
                                                                  -----------
BRAZIL--10.4%
CSN Islands VIII Corp. 144A
   9.750% due 12/16/13 (Steel)(b)                          500            564
CSN Islands VIII Corp. RegS
   9.750% due 12/16/13 (Steel)(e)                          500            562
ISA Capital do Brasil S.A. 144A
   8.800% due 1/30/17 (Specialized Finance)(b)             600            643
Marfrig Overseas Ltd. 144A
   9.625% due 9/16/16 (Food Distributors)(b)               200            210
Marfrig Overseas Ltd. RegS
   9.625% due 11/16/16 (Food Distributors)(e)              800            836
Sul America Participacoes S.A. RegS
   8.625% due 2/15/12 (Multi-line Insurance)(e)            500            518
Vale Overseas Ltd.
   6.875% due 11/21/36 (Steel)                             900            905
                                                                  -----------
                                                                        4,238
                                                                  -----------

BULGARIA--1.3%
Bulgaria Steel Finance BV
   12.000% due 5/4/13 (Steel)                              600(h)         536
                                                                  -----------

COLOMBIA--1.2%
BanColombia S.A.
   6.875% due 5/25/17 (Regional Banks)                     500            484
                                                                  -----------

DOMINICAN REPUBLIC--1.3%
Cerveceria Nacional Dominican Republic 144A
   8.000% due 3/27/14 (Brewers)(b)                         500            516
                                                                  -----------

Phoenix Emerging Markets Bond Fund

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                    ----------    -----------

GERMANY--1.5%
KFW
   17.000% due 2/5/10 (Investment Banking &
   Brokerage)                                              800(l) $       613
                                                                  -----------

HONG KONG--0.5%
Titan Petrochemicals Group Ltd. RegS
   8.500% due 3/18/12 (Oil & Gas Refining &
   Marketing)(e)                                    $      200            192
                                                                  -----------

KAZAKHSTAN--2.2%
Kazkommerts International BV RegS
   8.500% due 4/16/13 (Diversified Banks)(e)               400            410
Kazkommerts International BV 144A
   7.500% due 11/29/16 (Diversified Banks)(b)              500            471
                                                                  -----------
                                                                          881
                                                                  -----------

MEXICO--6.6%
America Movil S.A. de C.V. 144A
   8.460% due 12/18/36 (Wireless
   Telecommunication Services)(b)                        3,000(j)         282
Banco Mercantil del Norte S.A. 144A
   5.875% due 2/17/14 (Regional Banks)(b)(d)               500            500
Corp Durango S.A. de C.V. Series B
   9.500% due 12/31/12 (Paper Packaging)(d)                250            256
Pemex Project Funding Master Trust 144A
   8.625% due 12/1/23 (Oil & Gas Exploration &
   Production)(b)                                        1,000          1,216
Vitro S.A. de C.V. 144A
   9.125% due 2/1/17 (Housewares &
   Specialties)(b)                                         400            412
                                                                  -----------
                                                                        2,666
                                                                  -----------

MONGOLIA--0.9%
Trade & Development Bank of Mongolia LLC
   8.625% due 1/22/10 (Regional Banks)                     350            351
                                                                  -----------
NETHERLANDS--1.9%
ING Bank N.V.
   7.500% due 3/7/08 (Other Diversified Financial
   Services)                                               200            199
Intergas Finance BV 144A
   6.375% due 5/14/17 (Oil & Gas Storage &
   Transportation)(b)                                      350            335
Majapahit Holding BV 144A
   7.875% due 6/29/37 (Electric Utilities)(b)              250            247
                                                                  -----------
                                                                          781
                                                                  -----------

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                    ----------    -----------

RUSSIA--10.7%
Gazprom OAO (Gazstream SA) RegS
   5.625% due 7/22/13 (Integrated Oil & Gas)(e)     $        7    $         7
JSC SEVERSTAL (Citigroup) RegS
   9.250% due 4/19/14 (Steel)(e)                           500            550
Mobile Telesystems Finance SA RegS
   8.375% due 10/14/10 (Wireless
   Telecommunication Services)(e)                          500            522
OJSC Russian Agricultural Bank (RSHB Capital
   SA) 144A
   7.175% due 5/16/13 (Regional Banks)(b)                  200            208
Sinek Capital SA (Edel Capital SA)
   7.700% due 8/3/15 (Oil & Gas Storage &
   Transportation)                                       1,000          1,026
TNK-BP Finance SA 144A(Integrated Oil & Gas)(b)
   6.875% due 7/18/11                                      200            203
   7.500% due 7/18/16                                      400            413
   6.625% due 3/20/17                                      250            242
TNK-BP Finance SA RegS
   7.500% due 7/18/16 (Integrated Oil & Gas)(e)            400            412
Vimpelcom (UBS Luxembourg SA)
   RegS (Wireless Telecommunication Services)(e)
   8.000% due 2/11/10                                      250            258
   8.250% due 5/23/16                                      500            523
                                                                  -----------
                                                                        4,364
                                                                  -----------

SRI LANKA--0.6%
Sri Lanka Telecom Ltd.
   6.875% due 11/30/09 (Integrated
   Telecommunication Services)                             250            242
                                                                  -----------

TURKEY--1.4%
Bosphorus Financial Services Ltd. RegS
   7.160% due 2/15/12 (Other Diversified
   Financial Services)(d)(e)                               550            553
                                                                  -----------

UKRAINE--1.0%
Kyivstar GSM (Dresdner Bank AG) 144A
   7.750% due 4/27/12 (Integrated
   Telecommunication Services)(b)                          250            254
The Export-Import Bank of Ukraine (Dresdner
   Bank AG)
   7.750% due 9/23/09 (Diversified Banks)                  150            154
                                                                  -----------
                                                                          408
                                                                  -----------

Phoenix Emerging Markets Bond Fund

UNITED STATES--4.2%
General Electric Capital Corp.
   9.500% due 8/4/10 (Consumer Finance)                  4,000(j)         381

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                    ----------    -----------

UNITED STATES--(CONTINUED)
JP Morgan Chase & Co. 144A
   8.000% due 7/9/12 (Other Diversified
   Financial Services)(b)                               12,000(i) $       293

Morgan Stanley 144A
   10.090% due 5/3/17 (Investment Banking &
   Brokerage)(b)                                         2,000(g)       1,050
                                                                  -----------
                                                                        1,724
                                                                  -----------

VENEZUELA--1.5%
FertiNitro Finance, Inc. 144A
   8.290% due 4/1/20 (Fertilizers &
   Agricultural Chemicals)(b)                       $      500            438
FertiNitro Finance, Inc. RegS
   8.290% due 4/1/20 (Fertilizers &
   Agricultural Chemicals)(e)                              200            175
                                                                  -----------
                                                                          613
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $19,780)                                              19,971
--------------------------------------------------------------------------------
FOREIGN CREDIT LINKED NOTES(c)--0.7%

RUSSIA--0.7%
ING Bank N.V. (Russian Standard Bank) 144A
   8.040% due 8/23/07(b)                                 6,768(k)         262
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $240)                                                    262
-----------------------------------------------------------------------------

                                                                     VALUE
                                                      SHARES         (000)
                                                    ----------    -----------
DOMESTIC COMMON STOCKS--0.6%

MARINE--0.6%
Diana Shipping, Inc.                                     9,810    $       220
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $160)                                                    220
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--1.3%

RUSSIA--0.8%
VTB Bank OJSC RegS (Diversified Banks)(e)               30,000            330
                                                                  -----------

VIETNAM--0.5%
Indochina Capital Holdings Ltd. (Other
   Diversified Financial Services)                      22,000            203
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $537)                                                    533
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $38,428)                                              38,850
                                                                  -----------
TOTAL INVESTMENTS--95.7%
(IDENTIFIED COST $38,428)                                              38,850(a)

Other assets and liabilities, net--4.3%                                 1,768
                                                                  -----------
NET ASSETS--100.0%                                                $    40,618
                                                                  ===========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,076 and gross depreciation of $904 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $38,678.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $11,983 (reported in 000's) or 29.5% of net assets.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedule of Investments.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Argentina Peso.

(g)   Par value represents Brazilian Real.

(h)   Par value represents Euro.

(i)   Par value represents Indian Rupee.

(j)   Par value represents Mexican Peso.

(k)   Par value represents Russian Ruble.

(l)   Par value represents Turkish Lira.

(m)   Par value represents Uruguay Peso.

Phoenix High Yield Fund

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
U.S. GOVERNMENT SECURITIES--0.4%

U.S. TREASURY BONDS--0.4%
U.S. Treasury Bond
   5.250% due 7/2/07                                 $      469   $       469
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $469)                                                    469
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--83.8%

ADVERTISING--1.7%
Affinion Group, Inc.
   10.125% due 10/15/13                                     410           440
   11.500% due 10/15/15                                   1,655         1,795
                                                                  -----------
                                                                        2,235
                                                                  -----------
AEROSPACE & DEFENSE--1.3%
Armor Holdings, Inc.
   8.250% due 8/15/13                                     1,100         1,163
L-3 Communications Corp.
   5.875% due 1/15/15                                       550           513
                                                                  -----------
                                                                        1,676
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust
   Interests
   0% due 12/24/07(e)(f)(j)                               5,164             1
                                                                  -----------
AUTOMOTIVE RETAIL--0.8%
Hertz Corp.
   8.875% due 1/1/14                                      1,025         1,074
                                                                  -----------
BROADCASTING & CABLE TV--5.3%
Charter Communications Holdings I LLC(c)
   13.500% due 1/15/14                                      805           830
   11.750% due 5/15/14(h)                                 1,345         1,328
EchoStar DBS Corp.
   7.000% due 10/1/13                                       135           134
   7.125% due 2/1/16                                      2,405         2,363
United Artists Theatre Circuit, Inc. Series 95-A
   9.300% due 7/1/15(k)                                     379           381
United Artists Theatre Circuit, Inc.
   Series BD-1 9.300% due 7/1/15                             66            66

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
BROADCASTING & CABLE TV--(CONTINUED)
Univision Communications, Inc. (PIK Interest
   Capitalization) 144A
   9.750% due 3/15/15(b) (h)                         $    1,915   $     1,901
                                                                  -----------
                                                                        7,003
                                                                  -----------
BUILDING PRODUCTS--0.7%
Goodman Global Holdings, Inc. Series B
   8.360% due 6/15/12(c)                                    980           987
                                                                  -----------
CASINOS & GAMING--4.8%
American Casino & Entertainment Properties LLC
   7.850% due 2/1/12                                        175           181
American Real Estate Partners LP/American Real
   Estate Finance Corp.
   8.125% due 6/1/12                                        665           671
   7.125% due 2/15/13                                       705           684
Caesars Entertainment, Inc.
   8.125% due 5/15/11                                       650           682
MGM MIRAGE
   7.625% due 1/15/17                                     2,120         2,027
MGM Mirage, Inc.
   7.500% due 6/1/16                                        615           586
OED Corp./Diamond Jo LLC
   8.750% due 4/15/12(h)                                  1,050         1,055
Penn National Gaming, Inc.
   6.875% due 12/1/11                                       505           516
                                                                  -----------
                                                                        6,402
                                                                  -----------
CATALOG RETAIL--1.7%
Harry & David Holdings, Inc.
   10.360% due 3/1/12(c)                                  1,145         1,162
   9.000% due 3/1/13                                      1,055         1,076
                                                                  -----------
                                                                        2,238
                                                                  -----------
COMMODITY CHEMICALS--1.5%
Lyondell Chemical Co.
   8.000% due 9/15/14                                       160           165
   8.250% due 9/15/16                                     1,385         1,454
   6.875% due 6/15/17(h)                                    420           408
                                                                  -----------
                                                                        2,027
                                                                  -----------

Phoenix High Yield Fund

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
COMMUNICATIONS EQUIPMENT--1.3%
Dycom Industries, Inc.
   8.125% due 10/15/15                               $    1,590   $     1,662
                                                                  -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.2%
Trinity Industries, Inc.
   6.500% due 3/15/14                                       250           246
                                                                  -----------
CONSTRUCTION MATERIALS--1.8%
Momentive Performance Materials, Inc. 144A(b)
   9.750% due 12/1/14                                     1,510         1,533
   11.500% due 12/1/16(h)                                   825           837
                                                                  -----------
                                                                        2,370
                                                                  -----------
CONSUMER FINANCE--5.6%
Ford Motor Credit Co. LLC
   7.375% due 2/1/11                                        765           748
   9.875% due 8/10/11                                       360           378
   7.000% due 10/1/13(h)                                  1,200         1,113
   8.000% due 12/15/16(h)                                 1,565         1,501
GMAC LLC
   7.250% due 3/2/11                                      1,000           998
   6.750% due 12/1/14(h)                                  1,130         1,084
   8.000% due 11/1/31(h)                                  1,495         1,529
                                                                  -----------
                                                                        7,351
                                                                  -----------
DEPARTMENT STORES--1.7%
Bon-Ton Stores, Inc. (The)
   10.250% due 3/15/14(h)                                 2,255         2,294
                                                                  -----------
DIVERSIFIED CHEMICALS--1.0%
Huntsman International LLC
   7.875% due 11/15/14                                      590           635
   7.375% due 1/1/15                                        590           622
                                                                  -----------
                                                                        1,257
                                                                  -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--1.8%
FTI Consulting, Inc.
   7.750% due 10/1/16                                       565           579
Harland Clarke Holdings Corp. 144A(b)(h)
   9.500% due 5/15/15                                     1,050         1,011
   10.106% due 5/15/15(c)                                   875           846
                                                                  -----------
                                                                        2,436
                                                                  -----------
DIVERSIFIED METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
   8.375% due 4/1/17(d)                                   2,525         2,702
                                                                  -----------

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
ELECTRIC UTILITIES--0.6%
Reliant Energy, Inc.
   6.750% due 12/15/14                               $      615   $       631
   7.875% due 6/15/17(h)                                    210           205
                                                                  -----------
                                                                          836
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--2.1%
Tronox Worldwide LLC/Tronox Finance Corp.
   9.500% due 12/1/12(h)                                  2,585         2,708
                                                                  -----------
FOOD RETAIL--0.5%
Stater Brothers Holdings, Inc.
   8.125% due 6/15/12(h)                                    640           648
                                                                  -----------
HEALTH CARE FACILITIES--4.0%
Community Health Systems, Inc. 144A
   8.875% due 7/15/15(b)                                  2,560         2,608
HCA, Inc. 144A
   9.250% due 11/15/16(b)                                 1,265         1,351
US Oncology Holdings, Inc. (PIK Interest
   Capitalization) 144A
   9.796% due 3/15/12(b) (h)                              1,340         1,323
                                                                  -----------
                                                                        5,282
                                                                  -----------
HEALTH CARE SERVICES--0.8%
Omnicare, Inc.
   6.875% due 12/15/15                                    1,049         1,002
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.5%
Hughes Network Systems LLC/Hughes Network
   Systems Finance Corp.
   9.500% due 4/15/14                                     1,960         2,058
Qwest Corp.
   7.875% due 9/1/11                                        500           524
   8.875% due 3/15/12                                     1,000         1,083
Qwest Corp. 144A
   6.500% due 6/1/17(b)                                     760           728
Telcordia Technologies, Inc. 144A(b)
   9.110% due 7/15/12(c)                                    455           450
   10.000% due 3/15/13                                    1,125         1,007
Windstream Corp.
   7.000% due 3/15/19                                       165           158
                                                                  -----------
                                                                        6,008
                                                                  -----------
METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
   7.875% due 3/15/13(h)                                    590           593
                                                                  -----------

Phoenix High Yield Fund

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
MOVIES & ENTERTAINMENT--1.3%
WMG Holdings Corp.
   0% due 12/15/14(c)                                $    2,300   $     1,759
                                                                  -----------
MULTI-UTILITIES--1.0%
Aquila, Inc.
   14.875% due 7/1/12                                     1,040         1,331
                                                                  -----------
OFFICE SERVICES & SUPPLIES--1.3%
IKON Office Solutions, Inc.
   7.750% due 9/15/15                                     1,730         1,769
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.4%
Complete Production Services, Inc. 144A
   8.000% due 12/15/16(b)                                   345           350
Seitel, Inc. 144A
   9.750% due 2/15/14(b)                                  1,540         1,532
                                                                  -----------
                                                                        1,882
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--5.0%
Chesapeake Energy Corp.
   6.625% due 1/15/16                                     2,015         1,950
Pioneer Natural Resources Co.
   6.650% due 3/15/17                                       415           395
   6.875% due 5/1/18                                      2,230         2,125
Plains Exploration & Production Co.
   7.000% due 3/15/17                                       815           776
Pogo Producing Co.
   6.875% due 10/1/17                                     1,325         1,322
                                                                  -----------
                                                                        6,568
                                                                  -----------
OIL & GAS REFINING & MARKETING--2.3%
Giant Industries, Inc.
   8.000% due 5/15/14                                     2,820         3,052
                                                                  -----------
OIL & GAS STORAGE & TRANSPORTATION--2.1%
Atlas Pipeline Partners LP
   8.125% due 12/15/15                                      605           607
SemGroup LP 144A
   8.750% due 11/15/15(b)                                 2,205         2,227
                                                                  -----------
                                                                        2,834
                                                                  -----------
PACKAGED FOODS & MEATS--2.2%
Pilgrim's Pride Corp.
   9.625% due 9/15/11                                     1,395         1,451
   7.625% due 5/1/15                                        445           446
   8.375% due 5/1/17(h)                                   1,015         1,010
                                                                  -----------
                                                                        2,907
                                                                  -----------

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
PAPER PRODUCTS--3.6%
Exopac Holding Corp.
   11.250% due 2/1/14                                $    2,170   $     2,300
Mercer International, Inc.
   9.250% due 2/15/13(h)                                  1,635         1,604
Verso Paper Holdings LLC & Verso Paper, Inc. 144A
   11.375% due 8/1/16(b)                                    740           794
                                                                  -----------
                                                                        4,698
                                                                  -----------
PRECIOUS METALS & MINERALS--1.3%
PNA Group, Inc. 144A
   10.750% due 9/1/16(b)(c)                               1,525         1,670
                                                                  -----------
PUBLISHING--2.8%
Idearc, Inc.
   8.000% due 11/15/16                                    2,120         2,152
Primedia, Inc.
   8.875% due 5/15/11                                       420           433
   8.000% due 5/15/13                                     1,055         1,116
                                                                  -----------
                                                                        3,701
                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.8%
Realogy Corp. 144A
   7.500% due 10/15/16(b)                                 3,760         3,760
                                                                  -----------
SEMICONDUCTORS--1.7%
Freescale Semiconductor, Inc. 144A(b)
   8.875% due 12/15/14                                    1,335         1,282
   10.125% due 12/15/16(h)                                1,050           992
                                                                  -----------
                                                                        2,274
                                                                  -----------
SPECIALIZED CONSUMER SERVICES--2.1%
Vertrue, Inc.
   9.250% due 4/1/14                                      2,465         2,735
                                                                  -----------
SPECIALIZED FINANCE--0.3%
PNA Intermediate Holding Corp. 144A
   12.360% due 2/15/13(b) (c)                               405           411
                                                                  -----------
SPECIALIZED REITs--1.1%
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 4/1/17                                      1,400         1,389
                                                                  -----------
STEEL--1.5%
Gibraltar Industries, Inc. Series B
   8.000% due 12/1/15                                     2,045         2,014
                                                                  -----------

Phoenix High Yield Fund

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
TOBACCO--2.3%
Reynolds American, Inc.
   7.300% due 7/15/15                                $      455   $       473
   7.625% due 6/1/16                                        985         1,048
   6.750% due 6/15/17                                       950           968
   7.750% due 6/1/18                                        485           520
                                                                  -----------
                                                                        3,009
                                                                  -----------
TRUCKING--1.5%
Avis Budget Car Rental LLC/Avis Budget Finance,
   Inc.
   7.750% due 5/15/16                                     1,905         1,953
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $110,654)                                            110,754
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--9.0%

CANADA--3.4%
Cascades, Inc.
   7.250% due 2/15/13                                     1,900         1,857
CHC Helicopter Corp.
   7.375% due 5/1/14                                      1,350         1,293
Russel Metals, Inc.
   6.375% due 3/1/14                                      1,365         1,317
                                                                  -----------
                                                                        4,467
                                                                  -----------
CHINA--1.0%
NXP BV/NXP Funding LLC
   7.875% due 10/15/14                                      730           723
   9.500% due 10/15/15(h)                                   650           643
                                                                  -----------
                                                                        1,366
                                                                  -----------
POLAND--0.0%
Poland Telecom Finance BV Series B
   14.000% due 12/1/07(e)(f)(j)                           4,942            62
                                                                  -----------
SINGAPORE--0.8%
Avago Technologies Finance Ltd.
   10.125% due 12/1/13                                    1,005         1,075
                                                                  -----------
SOUTH KOREA--0.1%
Hynix Semiconductor, Inc. 144A
   7.875% due 6/27/17(b)                                    115           114
                                                                  -----------
UNITED KINGDOM--2.1%
Ineos Group Holdings plc 144A
   8.500% due 2/15/16(b) (h)                              1,575         1,548

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
UNITED KINGDOM--(CONTINUED)
Virgin Media Finance plc
   9.125% due 8/15/16                                $    1,213   $     1,276
                                                                  -----------
                                                                        2,824
                                                                  -----------
UNITED STATES--1.6%
Stratos Global Corp.
   9.875% due 2/15/13(h)                                  1,921         2,051
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $16,761)                                              11,959
--------------------------------------------------------------------------------
DOMESTIC LOAN AGREEMENTS(c)--0.9%

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.9%
Rental Services Corp.
   8.850% due 1/2/17                                      1,194         1,206
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,194)                                                1,206
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES        (000)
                                                     ----------   -----------
DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(f)(j)                                     76             0
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $358)                                                      0
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.1%
(IDENTIFIED COST $129,436)                                            124,388
                                                                  -----------
SHORT-TERM INVESTMENTS--18.3%

MONEY MARKET MUTUAL FUNDS--16.3%
State Street Navigator Prime Plus (5.34% seven-
   day effective yield)(g)                           21,484,383        21,484
                                                                  -----------

                                                     PAR VALUE       VALUE
                                                        (000)        (000)
                                                     ----------   -----------
FEDERAL AGENCY SECURITIES(i)--2.0%
FHLB
   4.800% due 7/2/07                                 $    1,300         1,300

Phoenix High Yield Fund

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
FEDERAL AGENCY SECURITIES--(CONTINUED)
FNMA
   5.120% due 8/10/07                                $    1,400   $     1,392
                                                                  -----------
                                                                        2,692
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $24,176)                                              24,176
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--112.4%
(IDENTIFIED COST $153,612)                                            148,564(a)

Other assets and liabilities, net--(12.4)%                            (16,417)
                                                                  -----------
NET ASSETS--100.0%                                                $   132,147
                                                                  ===========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,468 and gross depreciation of $6,836 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $153,932.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $28,275 (reported in 000's) or 21.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e)   Security in default.

(f)   Non-income producing.

(g) Represents security purchased with cash collateral received for securities on loan.

(h)   All or a portion of security is on loan.

(i)   The rate shown is the discount rate.

(j) Illiquid and restricted securities. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2007, these securities amounted to a value of $63 (reported in 000's) or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(k) Illiquid security. At June 30, 2007, this security amounted to a value of $381 (reported in 000's) or 0.3% of net assets.

Phoenix Money Market Fund

                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 2007
                                 (UNAUDITED)

                                                     FACE VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------

FEDERAL AGENCY SECURITIES(d)--8.2%

FFCB
   3.650% due 8/10/07                                $      350   $       349
FHLB
   4.800% due 7/30/07(c)                                  1,500         1,500
   5.250% due 10/3/07                                     2,000         2,000
   5.270% due 11/21/07                                    2,000         2,000
   5.375% due 5/5/08                                      2,000         2,000
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $7,849)                                                7,849
-----------------------------------------------------------------------------
FEDERAL AGENCY SECURITIES--VARIABLE(c)--1.9%

SBA (Final Maturity 2/25/23)
   5.750% due 7/1/07                                        258           258
SBA (Final Maturity 1/25/21)
   5.750% due 7/1/07                                         28            28
SBA (Final Maturity 10/25/22)
   5.750% due 7/1/07                                        433           433
SBA (Final Maturity 11/25/21)
   5.875% due 7/1/07                                        300           300
SBA (Final Maturity 2/25/23)
   5.750% due 7/1/07                                        200           200
SBA (Final Maturity 3/25/24)
   5.625% due 7/1/07                                        293           291
SBA (Final Maturity 5/25/21)
   5.750% due 7/1/07                                        117           117
SBA (Final Maturity 9/25/23)
   5.625% due 7/1/07                                        232           232
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $1,859)                                                1,859
--------------------------------------------------------------------------------
COMMERCIAL PAPER(f)--67.5%

ABN-AMRO N.A. Finance, Inc.
   5.230% due 8/6/07                                      1,500         1,492
Alpine Securitization Corp.
   5.300% due 7/6/07                                      3,000         2,998
AT&T, Inc.
   5.280% due 7/10/07                                     2,500         2,497
Bank of America Corp.
   5.250% due 7/20/07                                     1,200         1,197
   5.270% due 8/28/07                                     1,355         1,344

                                                     FACE VALUE      VALUE
                                                       (000)         (000)
                                                     ----------   -----------
CAFCO LLC
   5.260% due 7/17/07                                $    1,375   $     1,372
   5.280% due 8/23/07                                     1,625         1,612
Chariot Funding LLC
   5.300% due 7/16/07                                     2,590         2,584
   5.260% due 7/26/07                                     1,765         1,759
Ciesco LLC
   5.270% due 7/24/07                                     1,795         1,789
CIT Group, Inc.
   5.190% due 7/16/07                                     1,500         1,497
   5.220% due 9/28/07                                       740           730
   5.200% due 11/16/07                                    2,200         2,156
Clipper Receivables Co. LLC
   5.350% due 7/17/07                                     1,000           998
   5.330% due 8/1/07                                      1,276         1,270
   5.280% due 8/3/07                                      2,500         2,488
Corporate Asset Funding Co.
   5.250% due 8/1/07                                      1,200         1,195
Danaher Corp.
   5.400% due 7/2/07                                      1,700         1,700
Danske Corp.
   5.190% due 8/13/07                                     1,100         1,093
   5.165% due 10/30/07                                    1,500         1,474
Gemini Securitization LLC
   5.300% due 7/24/07                                     2,090         2,083
   5.240% due 9/5/07                                      1,675         1,659
George Street Finance LLC
   5.280% due 7/5/07                                      1,005         1,004
   5.290% due 7/12/07                                     2,280         2,276
   5.320% due 7/20/07                                     1,300         1,296
Govco, Inc.
   5.260% due 7/9/07                                      1,300         1,298
   5.230% due 8/2/07                                      2,250         2,240
Honeywell International Co.
   5.320% due 7/3/07                                      2,500         2,499
Lockhart Funding LLC
   5.250% due 7/13/07                                     1,700         1,697
   5.250% due 8/13/07                                     1,450         1,441
   5.270% due 9/13/07                                     1,450         1,434
Old Line Funding LLC
   5.280% due 7/23/07                                     2,500         2,492
   5.270% due 8/15/07                                     1,610         1,599

Phoenix Money Market Fund

                                                     FACE VALUE      VALUE
                                                       (000)         (000)
                                                     ----------   -----------
Ranger Funding Co. LLC
   5.250% due 7/9/07                                 $      760   $       759
   5.280% due 8/23/07                                     2,200         2,183
   5.250% due 9/10/07                                     1,930         1,910
UBS Finance Delaware LLC
   5.210% due 7/2/07                                      1,200         1,200
   5.225% due 7/5/07                                        500           500
   5.260% due 7/19/07                                     2,200         2,194
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $65,009)                                              65,009
--------------------------------------------------------------------------------
MEDIUM TERM NOTES--22.3%

Citigroup Global Market
   6.500% due 2/15/08                                     1,500         1,511
Danske Bank A/S 144A (Denmark)
   5.290% due 7/18/08(b)(c)(e)                            2,000         2,000
FleetBoston Financial Corp./BAC
   3.850% due 2/15/08                                     1,500         1,487
General Electric Capital Corp., Series A
   3.500% due 8/15/07                                     2,500         2,494
   6.500% due 12/10/07                                      680           683
HSBC Finance Corp.
   5.836% due 2/15/08                                     2,325         2,333
HSH Nordbank AG 144A (Germany)
   5.350% due 7/22/08 (b)(c)(e)                           5,000         5,000
National Australia Bank Ltd. 144A (Australia)
   5.310% due 7/6/08 (b)(c)(e)                            2,000         2,000
Nordea Bank AB 144A (Sweden)
   5.310% due 7/8/08 (b)(c)(e)                            2,000         2,000

                                                     FACE VALUE      VALUE
                                                        (000)        (000)
                                                     ----------   -----------
Wells Fargo & Co.
   5.280% due 7/17/08(c)                             $    2,000   $     2,000
--------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $21,508)                                              21,508
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $96,225)                                              96,225

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $96,225)                                              96,225(a)

Other assets and liabilities, net--0.1%                                    49
                                                                  -----------
NET ASSETS--100.0%                                                $    96,274
                                                                  ===========

(a) Federal Income Tax Information: At June 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $11,000 (reported in 000"s) or 11.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   The interest rate shown is the coupon rate.

(e) A security is considered foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(f)   The rate shown is the discount rate.

Phoenix Multi-Sector Fixed Income Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

U.S. GOVERNMENT SECURITIES--2.7%

U.S. TREASURY BONDS--2.1%
U.S. Treasury Bond
   4.750% due 2/15/37                             $    3,300     $      3,112
                                                                 ------------
U.S. TREASURY NOTES--0.6%
U.S. Treasury Note
   4.625% due 11/15/16                                    65               63
   4.625% due 2/15/17                                    955              925
                                                                 ------------
                                                                          988
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,125)                                                4,100
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--8.3%

FNMA
   5.500% due 4/1/34                                     156              151
   5.500% due 6/1/34                                   1,202            1,164
   6.000% due 8/1/34                                   1,129            1,123
   5.500% due 1/1/35                                   2,621            2,538
   5.500% due 2/1/35                                   1,034            1,002
   6.000% due 3/1/36                                     763              755
   6.500% due 8/1/36                                   1,269            1,282
   6.000% due 10/1/36                                  1,907            1,887
   6.000% due 1/1/37                                     467              462
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                  1,095            1,091
FNMA 05-57, CK
   5.000% due 7/25/35                                    610              601
FNMA 05-74, AG
   5.000% due 9/25/35                                    455              450
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,747)                                              12,506
--------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.9%

FHLMC
   5.375% due 1/9/14                                   1,140            1,126
   5.200% due 3/5/19                                   1,900            1,830


   5.300% due 5/12/20                             $    1,500     $      1,436
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,462)                                                4,392
--------------------------------------------------------------------------------
MUNICIPAL BONDS--0.2%

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
   Funding Corp. Taxable Series A
   6.720% due 6/1/25                                     287              287
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $288)                                                    287
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%

Bear Stearns Structured Products, Inc. 05-20N B
   144A
   8.820% due 10/25/45(b) (c)                            750              704
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3
   5.980% due 1/15/18                                    987              909
Dunkin Securitization 06-1, M1 144A
   8.285% due 6/20/31(b)                                 690              698
Green Tree Financial Corp. 99-2 M2
   7.210% due 12/1/30                                    749              121
IndyMac Manufactured Housing Contract 98-1, A3
   6.370% due 9/25/28                                    804              787
Lehman XS Net Interest Margin 06-GPM7, A1 144A
   6.250% due 12/28/46(b)                                334              333
MASTR Alternative Net Interest Margin 06-6, N1
   144A
   6.320% due 9/26/46(b) (c)                             137              131
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,788)                                                3,683
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--25.0%

AEROSPACE & DEFENSE--0.8%
DRS Technologies, Inc.
   6.625% due 2/1/16                                     500              485
L-3 Communications Corp.
   6.375% due 10/15/15                                   250              238

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

AEROSPACE & DEFENSE--(CONTINUED)
L-3 Communications Corp. Series B
   6.125% due 1/15/14                             $      550     $        521
                                                                 ------------
                                                                        1,244
                                                                 ------------
AIRLINES--2.4%
American Airlines, Inc. 01-1
   6.977% due 11/23/22                                 1,681            1,623
Continental Airlines, Inc. 98-1A
   6.648% due 3/15/19                                    531              535
United Airlines, Inc. 00-2
   7.032% due 4/1/12                                     911              920
United Airlines, Inc. 01-1
   6.071% due 9/1/14                                     589              593
                                                                 ------------
                                                                        3,671
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
   5.750% due 3/15/17(q)                                 265              256
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
   6.250% due 6/15/12                                    375              378
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
   7.450% due 7/16/31                                    375              301
                                                                 ------------
AUTOMOTIVE RETAIL--0.3%
Hertz Corp.
   8.875% due 1/1/14                                     350              367
   10.500% due 1/1/16                                    100              111
                                                                 ------------
                                                                          478
                                                                 ------------
BROADCASTING & CABLE TV--2.1%
CCH I Holdings LLC/CCH I Holdings Capital Corp.
   11.000% due 10/1/15                                   375              392
Charter Communications Holdings I LLC
   11.750% due 5/15/14(c)                                175              173
Comcast Cable Holdings LLC
   7.875% due 8/1/13                                     500              549
COX Communications, Inc.
   5.450% due 12/15/14                                   375              363
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc.
   6.375% due 6/15/15                                  1,000              942

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

BROADCASTING & CABLE TV--(CONTINUED)
EchoStar DBS Corp.
   6.625% due 10/1/14                             $      600     $        575
PanAmSat Corp.
   9.000% due 6/15/16                                    200              211
                                                                 ------------
                                                                        3,205
                                                                 ------------
BUILDING PRODUCTS--1.3%
Building Materials Corporation of America
   7.750% due 8/1/14                                     390              380
Esco Corp. 144A
   8.625% due 12/15/13(b)                                600              633
Masco Corp.
   5.850% due 3/15/17                                    540              520
Owens Corning, Inc.
   6.500% due 12/1/16                                    495              497
                                                                 ------------
                                                                        2,030
                                                                 ------------
CASINOS & GAMING--1.1%
Harrah's Operating Co., Inc.
   5.625% due 6/1/15                                     225              184
MGM Mirage, Inc.
   8.500% due 9/15/10                                    250              263
Pokagon Gaming Authority 144A
   10.375% due 6/15/14(b)                                125              138
River Rock Entertainment Authority
   9.750% due 11/1/11                                    250              264
Seminole Hard Rock Entertainment, Inc./Seminole
   Hard Rock International LLC 144A
   7.860% due 3/15/14(b) (c)                              75               76
Station Casinos, Inc.
   6.875% due 3/1/16                                     750              665
                                                                 ------------
                                                                        1,590
                                                                 ------------
CONSUMER FINANCE--2.9%
Ford Motor Credit Co. LLC
   8.355% due 11/2/07(c)                                 150              151
   7.875% due 6/15/10                                    385              385
   8.625% due 11/1/10                                    395              401
   9.875% due 8/10/11                                    220              231
   9.806% due 4/15/12(c)                                  55               59
   7.800% due 6/1/12                                     340              332
GMAC LLC
   7.250% due 3/2/11                                   1,000              998
   6.875% due 9/15/11                                    275              271
   6.000% due 12/15/11                                 1,000              952

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

CONSUMER FINANCE--(CONTINUED)
Residential Capital LLC
   6.875% due 6/30/15                             $      305     $        296
SLM Corp.
   5.450% due 4/25/11                                    300              278
                                                                 ------------
                                                                        4,354
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                     525              515
Western Union Co. (The)
   5.930% due 10/1/16                                    560              547
                                                                 ------------
                                                                        1,062
                                                                 ------------
DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
   7.250% due 9/1/16                                     220              215
Constellation Brands, Inc. 144A
   7.250% due 5/15/17(b)                                 120              118
                                                                 ------------
                                                                          333
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
Equifax, Inc.
   6.300% due 7/1/17                                   1,000            1,003
Mobile Mini, Inc. 144A
   6.875% due 5/1/15(b)                                  250              244
                                                                 ------------
                                                                        1,247
                                                                 ------------
DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia)
   6.875% due 2/1/14(d)                                  320              325
Glencore Funding LLC 144A
   6.000% due 4/15/14(b)                               1,000              983
Neenah Foundary Co. 144A
   9.500% due 1/1/17(b)                                  500              482
                                                                 ------------
                                                                        1,790
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
General Cable Corp. 144A
   7.125% due 4/1/17(b)                                  500              497
                                                                 ------------
GAS UTILITIES--0.3%
AmeriGas Partners LP
   7.250% due 5/20/15                                    500              498
                                                                 ------------

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

HEALTH CARE FACILITIES--0.3%
Psychiatric Solutions, Inc.
   7.750% due 7/15/15                             $      375     $        373
                                                                 ------------
HEALTH CARE SERVICES--0.3%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                     450              454
                                                                 ------------
HEALTH CARE SUPPLIES--0.2%
Viant Holdings, Inc. 144A
   10.125% due 7/15/17(b)                                295              298
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.8%
Royal Caribbean Cruises Ltd.
   6.875% due 12/1/13                                  1,250            1,256
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Embarq Corp.
   7.082% due 6/1/16                                     325              327
Qwest Corp. 144A
   6.500% due 6/1/17(b)                                  215              206
Windstream Corp.
   8.625% due 8/1/16                                     500              531
   7.000% due 3/15/19                                    250              240
                                                                 ------------
                                                                        1,304
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.3%
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                    500              471
                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                    600              603
                                                                 ------------
METAL & GLASS CONTAINERS--0.3%
Plastipak Holdings, Inc. 144A
   8.500% due 12/15/15(b)                                500              520
                                                                 ------------
MORTGAGE REITs--0.7%
iStar Financial, Inc. Series B
   5.950% due 10/15/13                                 1,000              986
                                                                 ------------
MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc.
   6.875% due 5/1/12                                     370              386
Viacom, Inc.
   6.250% due 4/30/16                                    375              370
                                                                 ------------
                                                                          756
                                                                 ------------

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.
   6.750% due 2/1/17                              $      350     $        360
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
Denbury Resources, Inc.
   7.500% due 4/1/13                                     600              603
Forest Oil Corp. 144A
   7.250% due 6/15/19(b)                                 700              682
Swift Energy Co.
   7.625% due 7/15/11                                    500              509
                                                                 ------------
                                                                        1,794
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.2%
Kinder Morgan Finance Co. ULC
   5.700% due 1/5/16                                     400              369
                                                                 ------------
PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc.
   6.850% due 4/1/16                                     400              413
                                                                 ------------
PAPER PRODUCTS--0.2%
Abitibi-Consolidated Finance LP
   7.875% due 8/1/09                                     375              364
                                                                 ------------
PUBLISHING--0.7%
Idearc, Inc.
   8.000% due 11/15/16                                   500              507
Reader's Digest Association, Inc. (The) 144A
   9.000% due 2/15/17(b)                                 500              470
                                                                 ------------
                                                                          977
                                                                 ------------
RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
   10.000% due 6/15/15(b)                                 50               48
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--0.6%
Stewart Enterprises, Inc.
   6.250% due 2/15/13                                  1,000              967
                                                                 ------------
SPECIALIZED FINANCE--0.1%
Yankee Acquisition Corp. Series B
   9.750% due 2/15/17                                    125              122
                                                                 ------------
SPECIALIZED REITs--0.7%
Health Care REIT, Inc.
   5.875% due 5/15/15                                  1,000              975
                                                                 ------------

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

TOBACCO--0.6%
Reynolds American, Inc.
   7.300% due 7/15/15                             $      500     $        520
   7.625% due 6/1/16                                     375              399
                                                                 ------------
                                                                          919
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series F
   5.950% due 3/15/14                                    650              620
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $38,244)                                              37,883
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--9.0%

Adjustable Rate Mortgage Trust 05-3, 2A1
   4.689% due 7/25/35(c)                                 952              937
American Tower Trust L 07-1A C 144A
   5.615% due 4/15/37(b)                                 750              729
Bear Stearns Structured Products, Inc. 04-15,
   A2 P.O. 144A
   0% due 11/27/34(b)                                    343              332
Bear Stearns Structured Products, Inc. 05-10
   144A
   7.820% due 4/26/35(b) (c)                             466              463
Chase Mortgage Finance Corp. 06-A1, 4A1
   6.054% due 9/25/36(c)                               1,278            1,268
Citicorp Mortgage Securities, Inc. 06-7, 1A1
   6.000% due 12/25/36                                 1,008              998
First Horizon Assets Securities, Inc. 05-AR1,
   2A1
   5.012% due 4/25/35(c)                                 694              688
Franchise Mortgage Acceptance Co. Loan
   Receivables Trust 98-CA, A2 144A
   6.660% due 1/15/12(b)                                 311              304
Harborview Net Interest Margin Corp. 06-12, N1
   144A
   6.409% due 12/19/36(b)                                157              157
IndyMac Index Mortgage Loan Trust 06-AR25,
   3A1
   6.381% due 9/25/36(c)                               1,087            1,102
Lehman Brothers-UBS Commercial Mortgage
   Trust 07-C2 H 144A
   5.980% due 2/15/40(b) (c)                             850              797
Lehman XS Net Interest Margin 06-GPM5, A1
   144A
   6.250% due 10/28/46(b)                                650              648

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
MASTR Resecuritization Trust 05-1 144A
   5.000% due 10/28/34(b)                         $      392     $        368
Residential Accredit Loans, Inc. 02-QS12, B1
   6.250% due 9/25/32                                    407              397
Residential Accredit Loans, Inc. 05-QA4, A5
   5.464% due 4/25/35(c)                                 956              945
Structured Asset Securities Corp. 03-32, 1A1
   5.204% due 11/25/33(c)                                566              536
Structured Asset Securities Corp. 05-1, 6A1
   6.000% due 2/25/35                                    960              942
Timberstar Trust 06-1 C 144A
   5.884% due 10/15/36(b)                              1,000              970
Washington Mutual Mortgage Pass Through
   Certificates 05-AR13, B13 144A
   6.520% due 10/25/45(b) (c)                            514              401
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1
   5.000% due 5/25/20                                    600              576
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,792)                                              13,558
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--20.9%

ARGENTINA--3.0%
Republic of Argentina PIK Interest
   Capitalization
   8.280% due 12/31/33                                 1,887            1,825
Republic of Argentina Series GDP
   0% due 12/15/35(c)                                 18,118            2,655
                                                                 ------------
                                                                        4,480
                                                                 ------------
AUSTRALIA--0.6%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                  1,020(g)           883
                                                                 ------------
BRAZIL--2.0%
Federative Republic of Brazil
   12.500% due 1/5/16                                  2,309(h)         1,460
   12.500% due 1/5/22                                    500(h)           334
   10.250% due 1/10/28                                   550(h)           321
   11.000% due 8/17/40                                   715              939
                                                                 ------------
                                                                        3,054
                                                                 ------------
CANADA--1.2%
Commonwealth of Canada
   4.250% due 9/1/09                                   2,010(j)         1,873
                                                                 ------------
COLOMBIA--0.6%
Republic of Colombia

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

COLOMBIA--(CONTINUED)
   11.750% due 3/1/10                                750,000(k)  $        402
   10.000% due 1/23/12                            $      500              579
                                                                 ------------
                                                                          981
                                                                 ------------
EL SALVADOR--0.3%
Republic of El Salvador 144A
   7.625% due 9/21/34(b)                                 350              403
                                                                 ------------
GERMANY--1.6%
Federal Republic of Germany 144A
   3.250% due 4/17/09(b)                               1,777(l)         2,355
                                                                 ------------
GUATEMALA--0.5%
Republic of Guatemala 144A
   8.125% due 10/6/34(b)                                 675              791
                                                                 ------------
MEXICO--0.8%
United Mexican States Series MI10
   9.500% due 12/18/14                                12,365(n)         1,262
                                                                 ------------
NORWAY--0.7%
Kingdom of Norway
   5.500% due 5/15/09                                  6,575(o)         1,118
                                                                 ------------
PHILIPPINES--0.8%
Republic of Philippines
   7.750% due 1/14/31                                    500              554
   6.375% due 1/15/32                                    750              723
                                                                 ------------
                                                                        1,277
                                                                 ------------
RUSSIA--0.5%
Russian Federation RegS
   7.500% due 3/31/30(c) (e)                             647              712
                                                                 ------------
SWEDEN--1.0%
Kingdom of Sweden Series 1043
   5.000% due 1/28/09                                 10,200(p)         1,509
                                                                 ------------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                                 135              149
                                                                 ------------
TURKEY--0.9%
Republic of Turkey
   9.000% due 6/30/11                                    500              551
   11.500% due 1/23/12                                   450              543
   7.250% due 3/15/15                                    250              259
                                                                 ------------
                                                                        1,353
                                                                 ------------

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
UKRAINE--0.7%
Republic of Ukraine, Ministry of Finance 144A
   6.580% due 11/21/16(b)                         $    1,000     $        994
                                                                 ------------
UNITED KINGDOM--0.5%
United Kingdom Treasury Bond
   4.250% due 3/7/11                                     405(i)           772
                                                                 ------------
URUGUAY--1.2%
Republic of Uruguay
   8.000% due 11/18/22                                 1,650            1,840
                                                                 ------------
VENEZUELA--3.9%
Republic of Venezuela
   5.750% due 2/26/16                                    800              688
   9.250% due 9/15/27                                  2,425            2,534
   9.375% due 1/13/34                                    490              512
Republic of Venezuela RegS
   5.375% due 8/7/10(e)                                2,260            2,136
                                                                 ------------
                                                                        5,870
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $29,692)                                              31,676
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--13.2%

BRAZIL--0.4%
Vale Overseas Ltd.
   6.250% due 1/11/16                                    500              498
   6.250% due 1/23/17                                    140              140
                                                                 ------------
                                                                          638
                                                                 ------------
CANADA--1.5%
Catalyst Paper Corp.
   7.375% due 3/1/14                                     375              339
European Investment Bank 144A
   4.600% due 1/30/37(b)                                 375(j)           331
Rogers Cable, Inc.
   7.875% due 5/1/12                                   1,000            1,083
Rogers Wireless Communications, Inc.
   6.375% due 3/1/14                                     575              582
                                                                 ------------
                                                                        2,335
                                                                 ------------
CHILE--0.8%
Empresa Nacional de Electricidad SA
   8.350% due 8/1/13                                     350              391

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
CHILE--(CONTINUED)
Petropower I Funding Trust 144A
   7.360% due 2/15/14(b)                          $      766     $        782
                                                                  -----------
                                                                        1,173
                                                                  -----------
CYPRUS--0.1%
ABH Financial Ltd. (Alfa MTN Markets Ltd.) 144A
   8.200% due 6/25/12(b)                                 150              150
                                                                 ------------
EGYPT--0.2%
Orascom Telecom Finance SCA 144A
   7.875% due 2/8/14(b)                                  300              292
                                                                 ------------
GERMANY--0.3%
Aries Vermoegensverwaltung GmbH 144A
   7.750% due 10/25/09(b)                                250(l)           367
                                                                 ------------
HONG KONG--0.3%
China Properties Group Ltd. 144A
   9.125% due 5/4/14(b)                                  500              474
                                                                 ------------
INDIA--0.2%
ICICI Bank Ltd. 144A
   6.375% due 4/30/22(b) (c)                             375              357
                                                                 ------------
JAPAN--0.5%
Resona Bank Ltd. 144A
   5.850% due 9/29/49(b) (c)                             750              718
                                                                 ------------
KAZAKHSTAN--1.5%
Kazkommerts International BV RegS
   8.000% due 11/3/15(e)                                 250              245
Tengizchevroil Finance Co. SARL 144A
   6.124% due 11/15/14(b)                              1,000              986
TuranAlem Finance BV 144A
   7.875% due 6/2/10(b)                                1,000            1,012
                                                                 ------------
                                                                        2,243
                                                                 ------------
MALAYSIA--0.5%
Malaysia International Shipping Corp. Capital
Ltd. 144A
   6.125% due 7/1/14(b)                                  750              760
                                                                 ------------
MEXICO--0.3%
Vitro S.A. de C.V. 144A
   8.625% due 2/1/12(b)                                  370              377
                                                                 ------------

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
NETHERLANDS--0.5%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)                          $      825     $        810
                                                                 ------------
RUSSIA--2.5%
Gazprom International SA 144A
   7.201% due 2/1/20(b)                                  954              990
Gazprom OAO (Gaz Capital SA) 144A(b)
   6.212% due 11/22/16                                 1,260            1,230
   6.510% due 3/7/22                                     315              311
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A
   5.670% due 3/5/14(b)                                  390              378
OJSC Russian Agricultural Bank (RSHB Capital SA)
   144A
   6.299% due 5/15/17(b)                                 380              373
OJSC Vimpel Communications (UBS Luxembourg SA)
   144A
   8.375% due 10/22/11(b)                                500              525
                                                                 ------------
                                                                        3,807
                                                                 ------------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A
   5.796% due 12/29/49(b) (c)                            500              487
                                                                 ------------
SOUTH KOREA--0.8%
Hynix Semiconductor, Inc. 144A
   7.875% due 6/27/17(b)                                 200              199
Woori Bank 144A
   6.125% due 5/3/16(b) (c)                            1,000            1,006
                                                                 ------------
                                                                        1,205
                                                                 ------------
UNITED ARAB EMIRATES--0.5%
Abu Dhabi National Energy Co. 144A
   5.875% due 10/27/16(b)                                825              808
                                                                 ------------
UNITED KINGDOM--0.6%
Ineos Group Holdings plc 144A
   8.500% due 2/15/16(b)                                 500              491
Vodafone Group plc
   6.150% due 2/27/37                                    375              350
                                                                 ------------
                                                                          841
                                                                 ------------
UNITED STATES--0.9%
General Electric Capital Corp.
   6.625% due 4/17/09                                    570(m)           428

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

UNITED STATES--(CONTINUED)
Nova Chemicals Corp.
   8.484% due 11/15/13(c)                         $      975     $        980
                                                                 ------------
                                                                        1,408
                                                                 ------------
VENEZUELA--0.5%
Petroleos de Venezuela RegS
   5.250% due 4/12/17(e)                                 950              724
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,052)                                              19,974
--------------------------------------------------------------------------------
DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                    300              281
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $259)                                                    281
--------------------------------------------------------------------------------
DOMESTIC LOAN AGREEMENTS--11.1%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   6.860% due 3/31/14(c)                                 125              126
                                                                 ------------
ALTERNATIVE CARRIERS--0.1%
Level 3 Communications, Inc. Tranche B
   7.605% due 3/13/14(c)                                  90               90
                                                                 ------------
APPAREL RETAIL--0.6%
Hanesbrands, Inc. Tranche B
   7.205% due 9/5/13(c)                                  167              167
HBI Branded Apparel Ltd., Inc. Tranche
   9.110% due 3/5/14(c)                                  200              204
Totes Isotoner Corp. Tranche
   11.360% due 1/16/14(c)                                500              504
                                                                 ------------
                                                                          875
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche FL
   7.880% due 10/24/12(c)                                323              324
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.5%
Mark IV Tranche 1
   7.870% due 6/21/11(c)                                 645              644
Mark IV Tranche 2
   11.120% due 12/19/11(c)                               175              174
                                                                 ------------
                                                                          818
                                                                 ------------

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
AUTOMOBILE MANUFACTURERS--0.3%
General Motors Corp. Tranche B
   7.745% due 11/29/13(c)                         $      474     $        476
                                                                 ------------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. (Letter of Credit)
   6.605% due 12/21/12(c)                                 50               50
Hertz Corp. Tranche B
   6.605% due 12/21/12(c)                                238              238
                                                                 ------------
                                                                          288
                                                                 ------------
BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche
   7.360% due 3/6/14(c)                                  744              738
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Solar Capital Corp. Tranche
   7.937% due 2/11/13(c)                               1,429            1,434
                                                                 ------------
DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc. (The) Tranche
   7.346% due 4/6/13(c)                                1,269            1,267
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.1%
ARAMARK Corp. Tranche (Letter of Credit)
   7.445% due 1/26/14(c)                                  13               13
ARAMARK Corp. Tranche B
   7.470% due 1/26/14(c)                                 175              175
                                                                 ------------
                                                                          188
                                                                 ------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Tranche
   B (Indonesia)
   7.070% due 3/19/14(c) (d)                             323              323
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
   7.063% due 1/31/14(c)                                 274              275
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Metrologic Instruments, Inc. Tranche B
   8.070% due 12/21/13(c)                                249              251
                                                                 ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Tranche A
   7.071% due 1/15/12(c)                                 124              124
Allied Waste North America, Inc. Tranche B
   7.170% due 3/28/14(c)                                 264              265
                                                                 ------------
                                                                          389
                                                                 ------------

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
GENERAL REVENUE--0.1%
Wimar Opco LLC/Wimar Opco Finance Corp.
   Tranche B
   7.860% due 1/3/12(c)                           $       87     $         88
                                                                 ------------
HEALTH CARE FACILITIES--0.5%
HCA, Inc. Tranche B
   8.086% due 11/16/13(c)                                264              265
Health Management Associates, Inc. Tranche B
   7.110% due 2/28/14(c)                                 200              200
LifePoint Hospitals, Inc. Tranche B
   6.975% due 4/15/12(c)                                 241              240
                                                                 ------------
                                                                          705
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
   7.360% due 12/1/12(c)                                 365              364
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--0.6%
NRG Energy, Inc. (Letter of Credit)
   7.110% due 2/2/11(c)                                  669              672
NRG Energy, Inc. Tranche B1
   7.110% due 2/1/13(c)                                  276              276
                                                                 ------------
                                                                          948
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
   7.860% due 8/24/11(c)                                 461              463
                                                                 ------------
LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc. Tranche B
   7.820% due 6/22/14                                    525              526
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Helix Energy Solutions Group, Inc. Tranche
   7.453% due 7/1/13(c)                                  387              388
                                                                 ------------
PAPER PRODUCTS--1.5%
Domtar, Inc. Tranche B
   6.723% due 3/7/14(c)                                  300              299
Georgia-Pacific Corp. Tranche A
   7.376% due 12/20/10(c)                                416              416
Georgia-Pacific Corp. Tranche B1
   7.378% due 12/20/12(c)                                667              666
NewPage Corp. Tranche B
   8.859% due 5/2/11(c)                                  836              837
                                                                 ------------
                                                                        2,218
                                                                 ------------

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
PUBLISHING--0.8%
Idearc, Inc. Tranche B
   7.350% due 11/17/14(c)                         $      998     $      1,002
Tribune Co. Tranche B
   8.375% due 5/17/14(c)                                 215              210
                                                                 ------------
                                                                        1,212
                                                                 ------------
RESTAURANTS--0.2%
Outback Steakhouse Tranche B
   7.610% due 6/14/14(c)                                 300              300
                                                                 ------------
SEMICONDUCTORS--0.4%
Advanced Micro Devices, Inc. Tranche B
   7.340% due 12/31/13(c)                                557              556
                                                                 ------------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
   7.870% due 12/16/11(c)                                125              125
                                                                 ------------
TOBACCO--0.1%
Reynolds American, Inc. Tranche
   7.139% due 5/31/12(c)                                 139              139
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. (Letter of Credit)
   7.572% due 2/14/11                                     76               76
United Rentals, Inc. Tranche B
   7.320% due 2/14/11(c)                                 167              168
                                                                 ------------
                                                                          244
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B1
   8.117% due 6/16/13(c)                                 620              622
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $16,721)                                              16,760
--------------------------------------------------------------------------------
FOREIGN LOAN AGREEMENTS(d)--0.5%

GERMANY--0.5%
Fresenius Medical Care AG & Co. KgaA
   Tranche B
   6.745% due 3/31/13(c)                                 743              741
                                                                 ------------

--------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $742)                                                    741
--------------------------------------------------------------------------------

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
   11.867% due 6/15/09                            $      380     $        360
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $353)                                                    360
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                                     (000)
                                                  ----------     ------------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.3%

DIVERSIFIED METALS & MINING--0.3%
Vale Capital Ltd.                                      8,000              391
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $401)                                                    391
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--0.1%

DIVERSIFIED METALS & MINING--0.1%
Southern Copper Corp.                                  1,600              151
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(r)                  137,550                2
                                                                 ------------
PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f) (r)                            3,650                6
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $908)                                                    159
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--1.8%

DIAMONDS(R) Trust Series I                             5,740              770
iShares MSCI EAFE(R) Index Fund                        4,750              384
iShares S&P 500(R) Index Fund                          5,000              752
iShares S&P Midcap 400(R)                              8,500              759
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,692)                                                2,665
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $149,266)                                            149,416
                                                                 ------------

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
SHORT-TERM INVESTMENTS--1.1%

COMMERCIAL PAPER(s)--1.1%
Alpine Securitization Corp.
   5.360% due 7/2/07                              $    1,745     $      1,745
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,745)                                                1,745
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $151,011)                                            151,161(a)

Other assets and liabilities, net--0.1%                                   213
                                                                 ------------
NET ASSETS--100.0%                                               $    151,374
                                                                 ============

At June 30, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                           Unrealized
      Contract to   In Exchange   Settlement              Appreciation
        Receive         For          Date       Value    (Depreciation)
------------------------------------------------------------------------

      JPY 87,158     USD 725        9/4/07      $714          $(11)

      JPY Japanese Yen          USD United States Dollar

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,840 and gross depreciation of $2,102 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $151,423.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $31,187 (reported in 000's) or 20.6% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2007, this security amounted to a value of $6 (reported in 000's) or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g)   Par value represents Australian Dollar.

(h)   Par value represents Brazilian Real.

(i)   Par value represents British Pound.

(j)   Par value represents Canadian Dollar.

(k)   Par value represents Colombian Peso.

(l)   Par value represents Euro.

(m)   Par value represents New Zealand Dollar.

(n)   Par value represents Mexican Peso.

(o)   Par value represents Norwegian Krone.

(p)   Par value represents Swedish Krona.

(q)   All or a portion segregated as collateral for forward currency contracts.

(r)   Non-income producing.

(s)   The rate shown is the discount rate.

Phoenix Multi-Sector Short Term Bond Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
U.S. GOVERNMENT SECURITIES--5.6%

U.S. TREASURY NOTES--5.6%
U.S. Treasury Note
   4.750% due 1/31/12                             $    8,500     $      8,436
   4.625% due 2/29/12                                 18,025           17,794
   4.500% due 3/31/12                                  9,000            8,836
   4.500% due 4/30/12                                 17,000           16,684
   4.750% due 5/31/12                                 23,000           22,820
   4.875% due 6/30/12                                  8,000            7,978
   4.500% due 5/15/17                                 14,750           14,142
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $97,196)                                              96,690
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--8.1%

FHLMC
   4.650% due 10/10/13                                 4,785            4,569
   6.000% due 8/1/34                                   2,671            2,655
FNMA
   5.500% due 1/1/17                                     978              968
   6.000% due 5/1/17                                     291              293
   5.500% due 8/1/17                                     164              162
   4.500% due 4/1/18                                   1,972            1,879
   5.000% due 4/1/18                                   1,900            1,843
   5.000% due 10/1/19                                  3,372            3,267
   5.500% due 2/1/20                                   1,105            1,089
   5.500% due 3/1/20                                   5,815            5,734
   5.500% due 4/1/20                                   2,034            2,005
   5.000% due 6/1/20                                   5,583            5,399
   5.000% due 8/1/20                                   6,715            6,494
   6.000% due 12/1/32                                    362              361
   5.500% due 2/1/33                                     866              839
   5.500% due 5/1/34                                   2,975            2,880
   6.000% due 8/1/34                                   4,434            4,409
   5.500% due 10/1/34                                  2,899            2,807
   6.000% due 10/1/34                                  4,144            4,113
   5.500% due 11/1/34                                  5,970            5,780
   6.000% due 11/1/34                                  3,323            3,298
   5.500% due 12/1/34                                  1,837            1,772
   5.500% due 1/1/35                                   7,183            6,955
   5.500% due 2/1/35                                   3,448            3,338

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
   5.500% due 3/1/35                              $    3,505     $      3,389
   5.500% due 4/1/35                                   3,967            3,841
   6.500% due 8/1/36                                  11,938           12,054
   6.000% due 10/1/36                                  6,864            6,794
   6.000% due 1/1/37                                   7,597            7,520
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                 11,073           11,018
FNMA 05-57, CK
   5.000% due 7/25/35                                  4,624            4,557
FNMA 05-65, DK
   5.000% due 8/25/35                                  3,389            3,348
FNMA 05-65, PJ
   5.000% due 8/25/35                                  5,921            5,821
FNMA 05-74, AG
   5.000% due 9/25/35                                  3,323            3,280
FNMA 05-80, AD
   5.500% due 9/25/35                                  5,120            5,050
GNMA
   6.500% due 7/15/31                                     63               64
   6.500% due 8/15/31                                    151              154
   6.500% due 11/15/31                                   114              116
   6.500% due 2/15/32                                     87               88
   6.500% due 4/15/32                                    376              384
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $143,174)                                            140,387
--------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.7%

FHLMC

   5.375% due 1/9/14                                  12,495           12,332
   5.200% due 3/5/19                                  20,010           19,230
   5.300% due 5/12/20                                 16,000           15,279
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $47,679)                                              46,841
--------------------------------------------------------------------------------
MUNICIPAL BONDS--1.4%

CALIFORNIA--0.1%
Fresno County Pension Obligation Taxable
   (FGIC Insured)
   6.060% due 8/15/09                                  1,915            1,946
                                                                 ------------

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------

CONNECTICUT--0.2%
Mashantucket Western Pequot Tribe Taxable
   Series A 144A (MBIA Insured)
   6.910% due 9/1/12 (b)                          $    3,500     $      3,619
                                                                 ------------
FLORIDA--0.1%
Collier County Water-Sewer District Taxable
   Series A (FSA Insured)
   2.625% due 7/1/07                                   1,325            1,325
                                                                 ------------
NEW YORK--0.4%
New York State Dormitory Authority Taxable
   Series B
   3.350% due 12/15/09                                 2,500            2,393
Sales Tax Asset Receivable Taxable
   Series B (FGIC Insured)
   3.830% due 10/15/09                                 5,000            4,862
                                                                 ------------
                                                                        7,255
                                                                 ------------
PENNSYLVANIA--0.5%
Philadelphia School District Taxable Series
   C(FSA Insured)
   4.110% due 7/1/08                                   2,470            2,443
   4.200% due 7/1/09                                   2,570            2,518
   4.290% due 7/1/10                                   2,255            2,190
   4.430% due 7/1/11                                   1,015              979
                                                                 ------------
                                                                        8,130
                                                                 ------------
SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
   Funding Corp. Taxable Series A
   6.720% due 6/1/25                                     151              151
                                                                 ------------
WASHINGTON--0.1%
Washington State Housing Trust Fund Taxable
   Series T
   5.000% due 7/1/08                                   1,000              998
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $24,016)                                              23,424
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--9.7%

AmeriCredit Automobile Receivables Trust 06-1
   E1 144A
   6.620% due 5/6/13 (b)                               4,888            4,888
Amerifirst Home Improvement Finance Trust 06-1
   9.320% due 7/17/17 (c)                              4,640            4,672

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
Bayview Financial Acquisition Trust 06-B, 1A2
   5.800% due 4/28/36 (c)                         $    4,000     $      3,991
Bear Stearns Structured Products, Inc. 05-20N B
   144A
   8.820% due 10/25/45 (b) (c)                         5,000            4,695
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3
   5.980% due 1/15/18                                  3,340            3,077
Capital Auto Receivables Asset Trust 06-1 D
   144A
   7.160% due 1/15/13 (b)                              2,000            2,026
Carmax Auto Owner Trust 05-1 C
   4.820% due 10/15/11                                 4,135            4,087
Carssx Finance Ltd. 04-AA, B3 144A
   8.670% due 1/15/11(b) (c)                             911              920
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1, 1A4
   4.110% due 8/25/30                                  5,226            5,126
Citicorp Residential Mortgage Securities,
   Inc. 07-2 A4
   6.538% due 6/25/37 (c)                              5,000            5,000
Conseco Finance Securitizations
   Corp. 01-3, A4
   6.910% due 5/1/33 (c)                               8,131            8,323
Conseco Finance Securitizations
   Corp. 02-2, A2
   6.030% due 3/1/33                                   2,568            2,549
Credit Based Asset Servicing and
   Securitization LLC 07-CB1, AF2
   5.721% due 1/25/37 (c)                              5,000            4,988
Dunkin Securitization 06-1, M1 144A
   8.285% due 6/20/31 (b)                              6,345            6,414
Great America Leasing Receivables 05-1, A4
   144A
   4.970% due 8/20/10 (b)                              6,700            6,636
Green Tree Financial Corp. 99-2 M2
   7.210% due 12/1/30                                  3,657              593
GSAMP Trust 05-S1 B3
   6.750% due 12/25/34 (c)                               986              197
GSAMP Trust 06-S4, M6
   6.520% due 5/25/36 (c)                             10,026            7,554
Home Equity Asset Trust 06-7N A 144A
   6.000% due 2/25/37 (b)                              2,478            1,858
Hyundai Auto Receivables Trust 06-A D
   5.520% due 11/15/12                                 3,900            3,893
IndyMac Manufactured Housing Contract 98-1, A3
   6.370% due 9/25/28                                  2,776            2,717

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
Lehman XS Net Interest Margin 06-GPM7, A1 144A
   6.250% due 12/28/46 (b)                        $    3,708     $      3,698
Long Beach Auto Receivables Trust 04-A, A2
   2.841% due 7/15/10 (c)                              1,638            1,609
Long Grove Collateral Loan Obligation Ltd.
   04-1A C 144A
   7.760% due 5/25/16(b) (c)                           1,600            1,604
Long Grove Collateral Loan Obligation Ltd.
   04-1A D 144A
   12.110% due 5/25/16 (b) (c)                           500              515
MASTR Alternative Net Interest Margin 06-6, N1
   144A
   6.320% due 9/26/46 (b) (c)                          1,867            1,773
Merrill Auto Trust Securitization 07-1 B
   5.790% due 12/15/13                                 7,000            7,010
Nomura Asset Acceptance Corp. 07-1, 1A2
   5.669% due 3/25/47 (c)                              9,100            9,074
Renaissance Home Equity Loan Trust 05-3, AF4
   5.140% due 11/25/35 (c)                             5,380            5,282
Renaissance Home Equity Loan Trust 06-1, M1
   6.063% due 5/25/36 (c)                              4,000            3,970
Renaissance Home Equity Loan Trust 06-2, AF4
   6.115% due 8/25/36 (c)                              5,640            5,579
Renaissance Net Interest Margin Trust 07-2, N
   144A
   5.353% due 6/25/37 (b)                              4,000            4,000
Residential Funding Mortgage Securities II, Inc.
   05-HI2, A3
   4.460% due 5/25/35                                  5,445            5,396
Residential Funding Mortgage Securities II, Inc.
   07-HI1, A2
   5.640% due 3/25/37                                 10,000            9,943
Residential Funding Mortgage Securities II, Inc.
   07-HSA3, AI2
   5.890% due 5/25/37 (c)                              7,340            7,326
Soundview Home Equity Loan Trust 05-CTX1, A3
   5.322% due 11/25/35 (c)                             3,900            3,812
Structured Asset Securities Corp. 05-7XS, 1A2B
   5.270% due 4/25/35 (c)                              7,161            7,128
Taganka Car Loan Finance plc 06-1A A 144A
   5.320% due 11/14/13 (b) (c)                         1,105            1,105
Vanderbuilt Acquisition Loan Trust 02-1, A3
   5.700% due 9/7/23                                     214              214

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------
Wachovia Auto Loan Owner Trust 06-2A E 144A
   7.050% due 5/20/14 (b)                         $    5,000     $      4,960
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $172,978)                                            168,202
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--15.6%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp.
   6.375% due 10/15/15                                 1,500            1,425
                                                                 ------------
AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc.
   8.250% due 7/15/07(q)                                 500              500
                                                                 ------------
AIRLINES--2.9%
American Airlines, Inc. 01-1
   6.977% due 11/23/22                                16,657           16,084
Continental Airlines, Inc. 98-1A
   6.648% due 3/15/19                                  2,283            2,300
Delta Air Lines, Inc. 00-1
   7.379% due 11/18/11                                 7,259            7,364
JetBlue Airways Corp. 04-1
   9.610% due 3/15/08(c)                               4,464            4,520
JetBlue Airways Corp. 04-2
   8.460% due 5/15/10(c)                               2,736            2,763
PBG Aircraft Trust 144A
   6.765% due 10/1/12(b)                               5,140            5,089
United Airlines, Inc. 00-2
   7.032% due 4/1/12                                   4,793            4,841
United Airlines, Inc. 01-1
   6.071% due 9/1/14                                   7,666            7,705
                                                                 ------------
                                                                       50,666
                                                                 ------------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17                                  1,393            1,341
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
   6.250% due 6/15/12                                  2,663            2,681

Nuveen Investments, Inc.
   5.000% due 9/15/10                                  2,370            2,177
                                                                 ------------
                                                                        4,858
                                                                 ------------
AUTOMOTIVE RETAIL--0.1%
Hertz Corp.
   8.875% due 1/1/14                                   2,595            2,718
                                                                 ------------

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------

BROADCASTING & CABLE TV--0.6%
Comcast Cable Holdings LLC
   7.875% due 8/1/13                              $    3,800     $      4,164
COX Communications, Inc.
   3.875% due 10/1/08                                  1,000              979
   4.625% due 6/1/13                                   5,620            5,264
                                                                 ------------
                                                                       10,407
                                                                 ------------

BUILDING PRODUCTS--0.2%
Esco Corp. 144A
   8.625% due 12/15/13(b)                              1,725            1,820
Masco Corp.
   4.625% due 8/15/07                                  1,125            1,123
                                                                 ------------
                                                                        2,943
                                                                 ------------
CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc.
   5.500% due 7/1/10                                   1,500            1,454
MGM MIRAGE
   6.750% due 8/1/07                                     300              300
MGM Mirage, Inc.
   8.500% due 9/15/10                                  2,250            2,365
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock
   International LLC 144A
   7.860% due 3/15/14(b) (c)                             767              777
                                                                 ------------
                                                                        4,896
                                                                 ------------
CONSUMER FINANCE--2.8%
Ford Motor Credit Co. LLC
   8.355% due 11/2/07(c)                               1,560            1,570
   6.625% due 6/16/08                                  1,100            1,099
   5.625% due 10/1/08                                 12,490           12,332
   9.875% due 8/10/11                                  2,080            2,185
   8.110% due 1/13/12(c)                               2,000            1,997
   9.810% due 4/15/12(c)                               3,389            3,635
GMAC LLC
   6.510% due 9/23/08(c)                               2,000            2,001
   6.610% due 5/15/09(c)                               4,815            4,817
   6.875% due 9/15/11                                  2,805            2,762
   6.750% due 12/1/14                                    900              863
HSBC Finance Corp.
   4.125% due 11/16/09                                 2,000            1,942
MBNA Corp.
   4.625% due 9/15/08                                  2,300            2,278
Residential Capital LLC
   6.000% due 2/22/11                                  4,555            4,408

                                                   PAR VALUE        VALUE
                                                      (000)         (000)
                                                  ----------     -------------

CONSUMER FINANCE--(CONTINUED)
SLM Corp.
   3.700% due 2/1/10(c)                           $    8,000     $      7,353
                                                                 ------------
                                                                       49,242
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp.
   4.875% due 12/15/09                                 3,000            2,931
                                                                 ------------

DIVERSIFIED BANKS--0.1%
Wells Fargo & Co.
   3.125% due 4/1/09                                   1,500            1,446
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
   4.750% due 1/13/12                                  1,120            1,078
                                                                 ------------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold,
   Inc. (Indonesia)
   6.875% due 2/1/14(d)                                2,170            2,205
                                                                 ------------
ELECTRIC UTILITIES--0.5%
Consumers Energy Co. Series H
   4.800% due 2/17/09                                  2,000            1,976
Entergy Gulf States, Inc.
   3.600% due 6/1/08                                   3,500            3,438
PPL Capital Funding Trust I Series A
   4.330% due 3/1/09                                   4,250            4,165
                                                                 ------------
                                                                        9,579
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp. 144A
   7.725% due 4/1/15(b) (c)                            3,375            3,392
                                                                 ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
   Series B
   5.750% due 2/15/11                                  2,200            2,104
                                                                 ------------

FOOD RETAIL--0.2%
Kroger Co. (The)
   8.050% due 2/1/10                                   1,000            1,054
Safeway, Inc.
   4.125% due 11/1/08                                  2,000            1,969
   6.500% due 11/15/08                                 1,000            1,013
                                                                 ------------
                                                                        4,036
                                                                 ------------

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.
   7.250% due 8/15/13                             $   1,000      $      1,052
                                                                 ------------
HOMEBUILDING--0.1%
Horton (D.R.), Inc.
   4.875% due 1/15/10                                 2,500             2,417
                                                                 ------------
INTEGRATED OIL & GAS--0.1%
Texaco Capital, Inc.
   5.500% due 1/15/09                                 1,035             1,038
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
AT&T Corp.
   7.300% due 11/15/11                                2,200             2,342
Qwest Capital Funding, Inc.
   7.250% due 2/15/11                                 4,000             3,980
                                                                 ------------
                                                                        6,322
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.4%
Goldman Sachs Group, Inc. (The)
   4.750% due 7/15/13                                 3,958             3,747
Piper Jaffray Equipment Trust Securities 144A
   6.000% due 9/10/11(b)                              3,060             2,983
                                                                 ------------
                                                                        6,730
                                                                 ------------
LIFE & HEALTH INSURANCE--0.1%
Principal Life Global Funding I 144A
   4.400% due 10/1/10(b)                              1,500             1,449
                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                   985               988
   6.125% due 7/1/15                                  2,125             2,087
                                                                 ------------
                                                                        3,075
                                                                 ------------
METAL & GLASS CONTAINERS--0.2%
Owens-Brockway Glass Container, Inc.
   7.750% due 5/15/11                                 4,000             4,125
                                                                 ------------

MORTGAGE REITs--0.3%
iStar Financial, Inc. Series B
   5.950% due 10/15/13                                5,725             5,640
                                                                 ------------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   6.875% due 5/1/12                                  1,500             1,565

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------
MOVIES & ENTERTAINMENT--(CONTINUED)
Viacom, Inc.
   5.750% due 4/30/11                             $   1,800      $      1,797
                                                                 ------------
                                                                        3,362
                                                                 ------------
MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A
   3.900% due 10/22/08(b)                             2,000             1,963
                                                                 ------------
MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co.
   3.600% due 3/1/09                                  2,000             1,941
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
   6.500% due 8/15/11                                 2,825             2,857
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co.
   5.500% due 10/15/10                                1,225             1,224
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Denbury Resources, Inc.
   7.500% due 4/1/13                                  1,000             1,005
Swift Energy Co.
   7.625% due 7/15/11                                 4,875             4,960
                                                                 ------------
                                                                        5,965
                                                                 ------------
OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp.
   4.750% due 6/15/13                                 4,200             3,983
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
ONEOK Partners LP
   5.900% due 4/1/12                                  1,915             1,924
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                  2,500             2,575
                                                                 ------------
                                                                        4,499
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp.
   7.400% due 1/15/11                                 3,000             3,176
ERAC USA Finance Co. 144A
   5.300% due 11/15/08(b)                             2,385             2,367
General Electric Capital Corp.
   6.125% due 2/22/11                                 3,000             3,058

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------

OTHER DIVERSIFIED FINANCIAL
   SERVICES--(CONTINUED)
MassMutual Global Funding II 144A
   3.500% due 3/15/10(b)                          $   1,750      $      1,672
                                                                 ------------
                                                                       10,273
                                                                 ------------
PAPER PACKAGING--0.2%
Packaging Corporation of America
   4.375% due 8/1/08                                  3,000             2,956
                                                                 ------------
PAPER PRODUCTS--0.7%
Abitibi-Consolidated Finance LP
   7.875% due 8/1/09                                  1,913             1,856
Bowater, Inc.
   8.360% due 3/15/10(c)                              4,850             4,826
Georgia Pacific Corp.
   7.700% due 6/15/15                                 2,820             2,806
Verso Paper Holdings LLC and Verso Paper, Inc.
   144A
   9.106% due 8/1/14(b) (c)                           2,570             2,634
                                                                 ------------
                                                                       12,122
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp.
   5.125% due 9/30/10                                 2,000             1,973
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP
   4.800% due 4/1/11                                  5,000             4,820
                                                                 ------------
RETAIL REITs--0.4%
Kimco Realty Corp.
   4.820% due 8/15/11                                 1,100             1,064
Simon Property Group LP
   4.600% due 6/15/10                                 3,825             3,725
   5.600% due 9/1/11                                  1,925             1,924
                                                                 ------------
                                                                        6,713
                                                                 ------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc.
   4.750% due 12/15/10                                3,500             3,394
Yankee Acquisition Corp. Series B
   8.500% due 2/15/15                                   250               244
                                                                 ------------
                                                                        3,638
                                                                 ------------
SPECIALIZED REITs--0.0%
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 6/1/10                                    250               254
                                                                 ------------

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp.
   4.625% due 10/1/09                             $   1,750      $      1,716
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.4%
Countrywide Financial Corp.
   5.800% due 6/7/12                                  1,770             1,757
Countrywide Home Loans, Inc.
   5.625% due 7/15/09                                 4,000             4,002
Golden West Financial Corp.
   4.125% due 8/15/07                                 1,000               999
                                                                 ------------
                                                                        6,758
                                                                 ------------
TOBACCO--0.2%
Philip Morris Capital Corp.
   7.500% due 7/16/09                                 3,500             3,619
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series F
   5.950% due 3/15/14                                 2,140             2,038
                                                                 ------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $272,730)                                            270,289
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--22.0%

Adjustable Rate Mortgage Trust 05-3, 2A1
   4.691% due 7/25/35 (c)                             3,497             3,439
American General Mortgage Loan Trust 06-1,
   A2 144A
   5.750% due 12/25/35 (b)(c)                         8,392             8,344
American Tower Trust L 07-1A C 144A
   5.615% due 4/15/37(b)                              3,685             3,580
Asset Securitization Corp. 96-D3, A1C
   7.400% due 10/13/26                                  241               247
Banc of America Alternative Loan Trust 06-9,
   A1
   6.000% due 1/25/37                                13,328            13,217
Banc of America Large Loan 06-LAQ H 144A
   6.000% due 2/9/21(b) (c)                           4,000             4,014
Bear Stearns Commercial Mortgage Securities
   04-ESA J 144A
   5.817% due 5/14/16(b)                              8,510             8,580
Bear Stearns Structured Products, Inc. 04-15,
   A2 P.O. 144A
   0% due 11/27/34(b)                                 4,871             4,717
Bear Stearns Structured Products, Inc. 04-5 A
   144A
   0% due 2/25/34(b)                                    486               476

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------
Bear Stearns Structured Products, Inc. 05-10
   144A
   7.820% due 4/26/35(b) (c)                      $   4,351      $      4,322
Bear Stearns Structured Products, Inc. 05-20N
   A 144A
   8.820% due 10/25/45(b) (c)                         3,788             3,801
Bear Stearns Structured Products, Inc.
   06-2, 2A1
   144A
   8.320% due 3/27/46(b) (c)                          2,505             2,508
Centex Home Equity 05-A, AF4
   4.720% due 10/25/31(c)                             2,312             2,304
Chase Mortgage Finance Corp. 04-S1 M
   5.098% due 2/25/19(c)                              2,046             1,974
Chase Mortgage Finance Corp. 04-S3, 3A1
   6.000% due 3/25/34                                 4,149             4,076
Chase Mortgage Finance Corp. 06-A1, 4A1
   6.054% due 9/25/36(c)                             12,397            12,292
Citicorp Mortgage Securities, Inc. 06-7,
   1A1
   6.000% due 12/25/36                               10,969            10,855
Citigroup Mortgage Loan Trust, Inc.
   06-FX1, A4
   6.081% due 10/25/36(c)                             7,000             6,897
Citigroup Mortgage Loan Trust, Inc.
   06-WF1, A2B
   5.536% due 3/25/36(c)                              2,000             1,991
Countrywide Home Loan Mortgage Pass-Through
   Trust 02-34, B2
   5.750% due 1/25/33                                 1,676             1,644
Countrywide Home Loan Mortgage Pass-Through
   Trust 02-36, B2
   6.000% due 1/25/33                                 1,676             1,657
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                                 5,998             5,964
Countrywide Home Loan Mortgage Pass-Through
   Trust 07-1, A2
   6.000% due 3/25/37                                15,065            14,909
Credit Suisse First Boston Mortgage Securities
   Corp. 01-CK1, A2
   6.250% due 12/18/35                                  322               322
Credit Suisse First Boston Mortgage Securities
   Corp. 04-1, 1A1
   5.750% due 2/25/34                                 1,682             1,673
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1
   6.000% due 1/25/36                                 5,320             5,223

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------
Credit Suisse First Boston Mortgage Securities
   Corp. 97-C2, B
   6.720% due 1/17/35                             $   1,000      $      1,003
Credit Suisse First Boston Mortgage Securities
   Corp. 98-C1, B
   6.590% due 5/17/40                                 1,200             1,211
Credit-Based Asset Servicing and
   Securitization LLC 05-CB6, A3
   5.120% due 7/25/35(c)                              6,000             5,755
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643% due 6/15/35(b)                              6,000             5,841
Crown Castle Towers LLC 06-1A C 144A
   5.470% due 11/15/36(b)                             5,000             4,919
DLJ Commercial Mortgage Corp. 98-CF2, A1B
   6.240% due 11/12/31                                  140               141
First Horizon Asset Securities, Inc.
   03-2, 1A12
   5.750% due 4/25/33                                 3,920             3,807
First Horizon Assets Securities, Inc.
   05-AR1, 2A1
   5.012% due 4/25/35(c)                              3,751             3,717
First Plus Home Loan Trust 97-3, M2
   7.520% due 11/10/23                                   49                49
Franchise Mortgage Acceptance Co. Loan
   Receivables Trust 98-CA, A2 144A
   6.660% due 1/15/12(b)                              8,618             8,405
Global Signal Trust 06-1, A2 144A
   5.450% due 2/15/36(b)                              6,000             5,938
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622% due 11/25/35(c)                             2,900             2,871
GMAC Mortgage Corp. Loan Trust 06-HE2, A3
   6.320% due 5/25/36                                11,335            11,375
Greenwich Structured ARM Products 05-4A, N1
   144A
   8.320% due 7/27/45(b) (c)                          1,447             1,445
GS Mortgage Securities Corp. II 07-EOP
   H 144A
   5.970% due 3/6/20(b) (c)                           1,850             1,850
GS Mortgage Securities Corp. II 99-C1, A2
   6.110% due 11/18/30(c)                               151               152
GSAMP Net Interest Margin Trust 05-NC1
   144A
   5.000% due 2/25/35(b) (c)                             10                10
GSR Mortgage Loan Trust 05-AR6, 3A1
   4.560% due 9/25/35(c)                              6,402             6,283
Harborview Mortgage Loan Trust 05-15, B8
   7.070% due 10/20/45(c)                             4,635             4,319
Harborview Mortgage Loan Trust 05-9, B10
   7.070% due 6/20/35(c)                              5,437             5,186

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------
Harborview Net Interest Margin Corp. 06-12, N1
   144A
   6.409% due 12/19/36(b)                        $    3,461      $      3,461
Harborview Net Interest Margin Corp. 06-7A, N1
   144A
   6.409% due 9/19/36(b)                                806               803
IndyMac Index Mortgage Loan Trust 06-AR25,
   3A1
   6.381% due 9/25/36(c)                              5,274             5,344
Indymac Index Mortgage Loan Trust 07-AR2, B1
   5.884% due 6/25/37(c)                              4,752             4,664
JPMorgan Chase Commercial Mortgage
   Securities Corp. 01-CIBC, A3
   6.260% due 3/15/33                                   490               499
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                 1,291             1,263
JPMorgan Mortgage Trust 06-A1, B1
   5.397% due 2/25/36(c)                              7,707             7,576
Lehman XS Net Interest Margin 06-GPM4, A1
   144A
   6.250% due 9/28/46(b)                              2,657             2,649
Lehman XS Net Interest Margin 06-GPM5, A1
   144A
   6.250% due 10/28/46(b)                             6,570             6,550
MASTR Alternative Net Interest Margin
   Trust 05-CW1A, N1 144A
   6.750% due 12/26/35(b)                             1,284             1,168
MASTR Resecuritization Trust 04-2 144A
   5.250% due 3/28/34(b)                              3,840             3,455
MASTR Resecuritization Trust 04-3 144A
   5.000% due 3/28/34(b)                              2,160             1,947
MASTR Resecuritization Trust 05-1 144A
   5.000% due 10/28/34(b)                             2,350             2,210
MASTR Resecuritization Trust 05-2 144A
   4.750% due 3/28/34(b)                              2,093             1,911
MASTR Resecuritzation Trust 05-4CI, N2
   144A
   8.320% due 4/26/45(b) (c)                          3,250             3,182
MLCC Mortgage Investors, Inc. 06-3, 2A1
   6.117% due 10/25/36(c)                             7,164             7,218
Morgan Stanley Mortgage Loan Trust 05-5AR,
   4A1
   5.539% due 9/25/35(c)                              2,485             2,439
PNC Mortgage Acceptance Corp. 00-C2, A2
   7.300% due 10/12/33                                  242               251

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------
Residential Accredit Loans, Inc.
   05-QA4, A5
   5.464% due 4/25/35(c)                          $   8,794      $      8,694
Residential Funding Mortgage Securities
   I, Inc. 05-SA1, 2A
   4.865% due 3/25/35(c)                              3,341             3,306
Residential Funding Mortgage Securities
   I, Inc. 06-S4, A2
   6.000% due 4/25/36                                 8,896             8,901
SBA CMS Trust 06-1A, B 144A
   5.451% due 11/15/36(b)                             2,875             2,837
Structured Asset Securities Corp.
   03-32, 1A1
   5.204% due 11/25/33(c)                             4,771             4,511
Structured Asset Securities Corp. 05-1, 6A1
   6.000% due 2/25/35                                 4,801             4,709
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.421% due 5/20/36(c)                              3,448             3,373
Washington Mutual Mortgage Pass Through
   Certificates 00-1, M3
   6.154% due 1/25/40(c)                                256               257
Washington Mutual Mortgage Pass Through
   Certificates 05-AR13, B13 144A
   6.520% due 10/25/45(b) (c)                         4,757             3,712
Washington Mutual Mortgage Pass Through
   Certificates 06-AR16, 1A1
   5.614% due 12/25/36(c)                             7,645             7,590
Wells Fargo Mortgage Backed Securities Trust
   04-R, 2A1
   4.360% due 9/25/34(c)                              5,755             5,651
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1
   5.500% due 12/25/35                               11,304            10,811
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1
   5.000% due 5/25/20                                 7,563             7,256
Wells Fargo Mortgage Backed Securities Trust
   05-AR10, 2A16
   4.110% due 6/25/35(c)                              5,000             4,850
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3
   5.000% due 10/25/35(c)                             8,430             8,302
Wells Fargo Mortgage Backed Securities Trust
   06-11, A8
   6.000% due 9/25/36                                 5,986             5,990

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE          VALUE
                                                    (000)            (000)
                                                  ---------      ------------
Wells Fargo Mortgage Backed Securities Trust
   06-AR2, B1
   5.104% due 3/25/36(c)                          $  13,966      $     13,508
Wells Fargo Mortgage Backed Securities Trust
   07-AR3, A4
   6.072% due 4/25/37(c)                             16,361            16,335

--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $385,805)                                            380,486
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--16.7%

ARGENTINA--0.3%
Republic of Argentina
   5.475% due 8/3/12(c)                               5,108             4,870
Republic of Argentina PIK Interest
   Capitalization
   8.280% due 12/31/33                                  438               423
                                                                 ------------
                                                                        5,293
                                                                 ------------
AUSTRALIA--0.5%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                10,825(f)          9,371
                                                                 ------------
BRAZIL--3.0%
Federative Republic of Brazil
   9.250% due 10/22/10                                6,913             7,656
   10.500% due 7/14/14                                9,695            12,230
   7.875% due 3/7/15                                  2,925             3,243
   12.500% due 1/5/16                                27,416(g)         17,339
   12.500% due 1/5/22                                15,700(g)         10,499
                                                                 ------------
                                                                       50,967
                                                                 ------------
CANADA--1.0%
Commonwealth of Canada
   3.750% due 6/1/08                                 19,095(i)         17,786
                                                                 ------------
CHILE--0.5%
Republic of Chile
   5.625% due 7/23/07                                 1,250             1,250
   5.755% due 1/28/08(c)                              4,000             4,004
   7.125% due 1/11/12                                 3,000             3,173
                                                                 ------------
                                                                        8,427
                                                                 ------------
COLOMBIA--0.8%
Republic of Colombia
   9.750% due 4/23/09                                 3,500             3,759
   11.750% due 3/1/10                             7,733,000(j)          4,150
   10.000% due 1/23/12                                3,000             3,472

                                                   PAR VALUE         VALUE
                                                    (000)            (000)
                                                  ---------      ------------
COLOMBIA--(CONTINUED)
   7.160% due 11/16/15(c)                         $   2,900      $      3,183
                                                                 ------------
                                                                       14,564
                                                                 ------------
COSTA RICA--0.3%
Republic of Costa Rica 144A
   9.000% due 3/1/11(b)                               4,000             4,390
                                                                 ------------
GERMANY--1.4%
Federal Republic of Germany 144A
   3.250% due 4/17/09(b)                             18,331(k)         24,294
                                                                 ------------
MEXICO--1.8%
United Mexican States
   8.375% due 1/14/11                                 5,050             5,479
   7.500% due 1/14/12                                 6,000             6,429
   6.625% due 3/3/15                                  5,815             6,112
United Mexican States Series MI10
   9.500% due 12/18/14                              132,152(l)         13,470
                                                                 ------------
                                                                       31,490
                                                                 ------------
NORWAY--0.7%
Kingdom of Norway
   5.500% due 5/15/09                                66,035(n)         11,229
                                                                 ------------
PHILIPPINES--0.9%
Republic of Philippines
   8.375% due 3/12/09                                 8,610             8,954
   8.375% due 2/15/11                                 6,135             6,580
                                                                 ------------
                                                                       15,534
                                                                 ------------
RUSSIA--0.6%
Russian Federation RegS
   8.250% due 3/31/10(e)                              9,890            10,263
                                                                 ------------
SWEDEN--0.4%
Kingdom of Sweden Series 1043
   5.000% due 1/28/09                                49,625(o)          7,340
                                                                 ------------
TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                              3,000             3,293
                                                                 ------------
TURKEY--1.5%
Republic of Turkey
   10.500% due 1/13/08                                8,600             8,858
   11.750% due 6/15/10                                7,570             8,795
   11.500% due 1/23/12                                5,680             6,848

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE        VALUE
                                                    (000)           (000)
                                                  ----------     ------------

TURKEY--(CONTINUED)
Republic of Turkey RegS
   10.000% due 9/19/07(e)                         $    2,000     $      2,025
                                                                 ------------
                                                                       26,526
                                                                 ------------
UNITED KINGDOM--0.5%
United Kingdom Treasury Bond
   4.250% due 3/7/11                                   4,275(h)         8,152
                                                                 ------------
VENEZUELA--2.3%
Republic of Venezuela
   5.750% due 2/26/16                                 11,275            9,695
   9.250% due 9/15/27                                  2,000            2,090
Republic of Venezuela RegS
   5.375% due 8/7/10(e)                               28,572           27,000
                                                                 ------------
                                                                       38,785
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $282,509)                                            287,704
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d) --8.3%

BERMUDA--0.0%
Intelsat Bermuda Ltd.
   8.860% due 1/15/15(c)                                 250              257
                                                                 ------------
CANADA--0.5%
Catalyst Paper Corp. Series D
   8.625% due 6/15/11                                  4,000            3,870
European Investment Bank 144A(b)
   4.600% due 1/30/37                                  3,645(i)         3,218
Rogers Wireless Communications, Inc.
   8.000% due 12/15/12                                   700              746
Thomson Corp. (The)
   4.250% due 8/15/09                                  1,000              974
                                                                 ------------
                                                                        8,808
                                                                 ------------
CHILE--0.5%
Celulosa Arauco y Constitucion SA
   7.750% due 9/13/11                                  4,780            5,116
Empresa Nacional de Electricidad SA
   7.750% due 7/15/08                                  3,449            3,518
                                                                 ------------
                                                                        8,634
                                                                 ------------
EGYPT--0.1%
Orascom Telecom Finance SCA 144A
   7.875% due 2/8/14(b)                                1,400            1,361
                                                                 ------------

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

GERMANY--0.9%
Aries Vermoegensverwaltung GmbH 144A(b)
   7.362% due 10/25/07(c)                              1,250(k)  $      1,721
   7.750% due 10/25/09                                 1,500(k)         2,203
Aries Vermoegensverwaltung GmbH RegS
   9.600% due 10/25/14(e)                         $    5,000            6,169
Deutsche Bank AG NY Series GS
   4.000% due 3/22/12(c)                               5,000            4,694
Deutsche Telekom International Finance BV
   8.000% due 6/15/10                                  1,000            1,066
                                                                 ------------
                                                                       15,853
                                                                 ------------
HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
   5.450% due 11/24/10(b)                              2,000            1,987
                                                                 ------------
INDIA--0.3%
ICICI Bank Ltd. 144A
   5.750% due 11/16/10(b)                              4,775            4,747
                                                                 ------------
KAZAKHSTAN--0.1%
Kazkommerts International BV RegS
   8.000% due 11/3/15(e)                               1,000              979
TuranAlem Finance BV 144A
   7.875% due 6/2/10(b)                                1,500            1,511
                                                                 ------------
                                                                        2,490
                                                                 ------------
LUXEMBOURG--0.2%
Evraz Securities SA
   10.875% due 8/3/09                                  4,000            4,327
                                                                 ------------
MALAYSIA--0.1%
Malaysia International Shipping Corporation
   Capital Ltd. 144A
   5.000% due 7/1/09(b)                                2,800            2,776
                                                                 ------------
MEXICO--0.6%
Fideicomiso Petacalco Trust 144A
   10.160% due 12/23/09(b)                             3,620            3,738
Pemex Project Funding Master Trust
   6.125% due 8/15/08                                  1,000            1,006
Pemex Project Funding Master Trust 144A
   6.660% due 6/15/10(b)(c)                            1,500            1,539
Vitro S.A. de C.V. 144A
   8.625% due 2/1/12(b)                                3,925            4,003
                                                                 ------------
                                                                       10,286
                                                                 ------------

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE         VALUE
                                                    (000)            (000)
                                                  ----------     ------------

NETHERLANDS--0.4%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)                          $    2,250     $      2,208
NXP BV/NXP Funding LLC
   8.110% due 10/15/13(c)                              5,040            5,071
                                                                 ------------
                                                                        7,279
                                                                 ------------
POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A
   7.750% due 12/10/08(b)                              2,700            2,780
                                                                 ------------
QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A
   3.437% due 9/15/09(b)                               2,386            2,328
                                                                 ------------
RUSSIA--1.7%
Gazprom International SA 144A
   7.201% due 2/1/20(b)                                2,861            2,963
Gazprom OAO (Gaz Capital SA) 144A(b)
   6.212% due 11/22/16                                10,405           10,134
   6.510% due 3/7/22                                   3,235            3,193
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A
   5.670% due 3/5/14(b)                                5,715            5,494
OJSC Russian Agricultural Bank (RSHB Capital
   SA) 144A
   6.299% due 5/15/17(b)                               2,905            2,843
TNK-BP Finance SA RegS
   6.125% due 3/20/12(e)                               4,210            4,103
                                                                 ------------
                                                                       28,730
                                                                 ------------
SOUTH AFRICA--0.3%
Sappi Pappier Holding AG 144A
   6.750% due 6/15/12(b)                               5,000            4,946
                                                                 ------------
SOUTH KOREA--0.4%
Export-Import Bank of Korea
   4.500% due 8/12/09                                  1,355            1,327
Hynix Semiconductor, Inc. 144A
   7.875% due 6/27/17(b)                                 400              398
Korea Development Bank
   4.250% due 11/13/07                                 1,000              994
   3.875% due 3/2/09                                   3,000            2,924
Korea Electric Power Corp.144A
   4.250% due 9/12/07(b)                               1,500            1,495
                                                                 ------------
                                                                        7,138
                                                                 ------------

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                  ----------     ------------

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                           $      925     $        895
                                                                 ------------
TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
   7.160% due 2/15/12(b)(c)                            2,000            2,020
                                                                 ------------
UKRAINE--0.2%
NAK Naftogaz Ukrainy (Standard Bank London
   Holdings plc)
   8.125% due 9/30/09                                  2,900            2,906
                                                                 ------------
UNITED KINGDOM--0.1%
British Telecommunications plc
   8.625% due 12/15/10                                 1,500            1,639
                                                                 ------------
UNITED STATES--1.2%
Amvescap plc
   4.500% due 12/15/09                                 2,750            2,684
General Electric Capital Corp.
   6.625% due 4/17/09                                  5,765(m)         4,324
Merrill Lynch & Co., Inc.
   10.710% due 3/8/17                                  8,200(g)         4,506
Morgan Stanley 144A
   10.090% due 5/3/17(b)                               6,525(g)         3,425
Nova Chemicals Corp.
   8.484% due 11/15/13(c)                              5,409            5,436
                                                                 ------------
                                                                       20,375
                                                                 ------------
VENEZUELA--0.1%
Corporacion Andina de Fomento
   5.200% due 5/21/13                                  1,000              972
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $144,388)                                            143,534
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                  1,195            1,117
                                                                 ------------

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,030)                                                1,117
--------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
   11.867% due 6/15/09                            $    4,025     $      3,812
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $3,741)                                                3,812
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--7.2%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   6.860% due 3/31/14(c)                                 925              929
                                                                 ------------
ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
   7.605% due 3/13/14(c)                                 667              670
                                                                 ------------
APPAREL RETAIL--0.2%
Hanesbrands, Inc. Tranche B
   7.320% due 9/5/13(c)                                1,569            1,577
HBI Branded Apparel Ltd., Inc. Tranche
   5.400% due 3/15/14(c)                               1,885            1,920
Totes Isotoner Corp. Tranche B
   7.860% due 1/16/13(c)                                 477              480
                                                                 ------------
                                                                        3,977
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche FL
   7.880% due 10/24/12(c)                              2,986            2,994
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. Tranche B
   7.745% due 11/29/13(c)                              2,793            2,807
                                                                 ------------
AUTOMOTIVE RETAIL--0.1%
Hertz Corp. (Letter of Credit)
   5.350% due 12/21/12(c)                                262              262
Hertz Corp. Tranche B
   7.070% due 2/15/12(c)                               1,248            1,248
                                                                 ------------
                                                                        1,510
                                                                 ------------
BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC
Tranche
   7.360% due 3/6/14(c)                                4,941            4,897

                                                   PAR VALUE         VALUE
                                                    (000)            (000)
                                                  ----------     ------------

BROADCASTING & CABLE TV--(CONTINUED)
DIRECTV Holdings LLC Tranche B
   6.820% due 4/13/13 (c)                         $      561     $        562
Mediacom LLC Tranche C
   7.070% due 1/31/15 (c)                              4,425            4,431
PanAmSat Corp. Tranche B
   7.360% due 1/3/14(c)                                2,940            2,944
                                                                 ------------
                                                                       12,834
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Solar Capital Corp. Tranche
   7.685% due 2/11/13(c)                               3,134            3,144
                                                                 ------------
DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche
   7.346% due 4/6/13(c)                                5,721            5,713
                                                                 ------------
DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche B
   7.876% due 11/10/13(c)                              3,980            3,900
                                                                 ------------
DIVERSIFIED CHEMICALS--0.2%
Huntsman Corp. Tranche B
   7.070% due 8/16/12(c)                               2,651            2,664
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.1%
ARAMARK Corp. Tranche (Letter of Credit)
   7.445% due 1/26/14(c)                                  94               95
ARAMARK Corp. Tranche B
   7.470% due 1/26/14(c)                               1,316            1,317
                                                                 ------------
                                                                        1,412
                                                                 ------------
DIVERSIFIED METALS & MINING--0.2%
Compass Minerals Group, Inc. Tranche B
   6.860% due 12/22/12(c)                                509              510
Freeport-McMoRan Copper & Gold, Inc. Tranche
   B (Indonesia)(d)
   7.100% due 3/19/14(c)                               2,065            2,065
                                                                 ------------
                                                                        2,575
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
   7.063% due 1/31/14(c)                               1,143            1,148
                                                                 ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Tranche A
   7.070% due 1/15/12(c)                               1,373            1,378

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

ENVIRONMENTAL & FACILITIES
   SERVICES--(CONTINUED)
Allied Waste North America, Inc. Tranche B
   7.170% due 3/28/14(c)                          $    3,097     $      3,109
Duratek, Inc. Tranche B
   7.630% due 6/30/16                                    431              432
EnergySolutions LLC Tranche B
   7.630% due 6/7/13(c)                                  948              949
EnviroCare Tranche C
   7.570% due 6/30/16                                     45               45
                                                                 ------------
                                                                        5,913
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Mosaic Co. (The) Tranche B
   7.112% due 12/1/13(c)                               2,509            2,523
                                                                 ------------
GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco Finance Corp.
   Tranche B
   7.860% due 1/3/12(c)                                  470              474
                                                                 ------------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. Tranche B
   8.125% due 11/17/13(c)                              1,332            1,335
Health Management Associates, Inc. Tranche B
   7.110% due 2/28/14(c)                               1,253            1,253
LifePoint Hospitals, Inc. Tranche B
   6.945% due 4/15/12(c)                               5,139            5,126
                                                                 ------------
                                                                        7,714
                                                                 ------------
HEALTH CARE SERVICES--0.2%
DaVita, Inc. Tranche B
   6.860% due 10/5/12                                  3,557            3,557
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Hilton Hotels Corp. Tranche B
   6.374% due 2/22/13(c)                               1,127            1,128
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
   6.860% due 12/1/12(c)                               3,219            3,211
Yankee Candle Co., Inc. Tranche B
   7.360% due 2/6/14(c)                                  315              316
                                                                 ------------
                                                                        3,527
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--0.4%
Mirant North America LLC Tranche B
   7.070% due 1/3/13(c)                                1,020            1,022

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                  ----------     ------------

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--(CONTINUED)
NRG Energy, Inc. (Letter of Credit)
   7.110% due 2/2/11(c)                           $    1,234     $      1,239
NRG Energy, Inc. Tranche B1
   7.110% due 2/1/13(c)                                5,293            5,293
                                                                 ------------
                                                                        7,554
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
   7.488% due 8/24/11(c)                               5,257            5,283
                                                                 ------------
LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
   7.820% due 6/22/14                                  2,019            2,024
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Helix Energy Solutions Group, Inc. Tranche
   7.453% due 7/1/13(c)                                4,465            4,466
                                                                 ------------
PAPER PRODUCTS--0.7%
Domtar, Inc. Tranche B
   6.723% due 3/7/14(c)                                1,893            1,884
Georgia-Pacific Corp. Tranche A
   6.880% due 12/20/10 (c)                             1,665            1,665
Georgia-Pacific Corp. Tranche B1
   7.354% due 12/20/12(c)                              4,715            4,709
NewPage Corp. Tranche B
   7.625% due 5/2/11(c)                                4,087            4,092
                                                                 ------------
                                                                       12,350
                                                                 ------------
PUBLISHING--0.3%
Idearc, Inc. Tranche B
   7.320% due 11/17/14(c)                              3,392            3,409
Tribune Co. Tranche B
   8.375% due 5/30/14(c)                               2,360            2,301
                                                                 ------------
                                                                        5,710
                                                                 ------------
RESTAURANTS--0.0%
Burger King Corp. Tranche B1
   6.460% due 6/30/12(c)                                 363              364
                                                                 ------------
SEMICONDUCTORS--0.3%
Advanced Micro Devices, Inc. Tranche B
   7.570% due 12/31/13(c)                              2,179            2,175
Freescale Semiconductor, Inc. Tranche
   7.244% due 12/1/13(c)                               2,828            2,772
                                                                 ------------
                                                                        4,947
                                                                 ------------

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE         VALUE
                                                    (000)            (000)
                                                  ----------     ------------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
   7.041% due 12/16/11(c)                         $    1,083     $      1,086
                                                                 ------------
TOBACCO--0.1%
Reynolds American, Inc. Tranche
   7.113% due 5/31/12(c)                                 978              979
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. (Letter of Credit)
   7.130% due 2/14/11                                    303              304
United Rentals, Inc. Tranche B
   7.320% due 2/14/11(c)                                 674              676
                                                                 ------------
                                                                          980
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B1
   7.970% due 6/16/13(c)                               3,573            3,580
MetroPCs Wireless, Inc. Tranche B
   7.750% due 11/3/13(c)                               3,826            3,830
                                                                 ------------
                                                                        7,410
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $123,959)                                            124,266
--------------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(d)--0.5%

GERMANY--0.2%
Fresenius Medical Care AG & Co. KGaA
   Tranche B
   6.745% due 3/31/13(c)                               4,010            3,999
                                                                 ------------
UNITED KINGDOM--0.3%
Yell Group plc Tranche B1
   7.320% due 2/10/13(c)                               1,925            1,925
INEOS Group Holdings plc Tranche B
   7.190% due 2/1/14(c)                                1,485            1,495
INEOS Group Holdings plc Tranche C
   7.690% due 2/1/15(c)                                1,485            1,494
                                                                 ------------
                                                                        4,914
--------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $8,914)                                                8,913
--------------------------------------------------------------------------------

                                                                     VALUE
                                                    SHARES           (000)
                                                  ----------     ------------

DOMESTIC COMMON STOCKS--0.0%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.0%
Dynegy, Inc.(p)                                          131                1
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1)                                                        1
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $1,708,120)                                        1,695,666
                                                                 ------------

                                                   PAR VALUE         VALUE
                                                    (000)            (000)
                                                  ----------     ------------

SHORT-TERM INVESTMENTS--1.8%

COMMERCIAL PAPER(r)--1.8%
Lockhart Funding LLC
   5.400% due 7/2/07                              $   19,995     $     19,992
Target Corp.
   5.300% due 7/9/07                                   8,695            8,685
George Street Finance LLC
   5.300% due 7/12/07                                  2,009            2,005
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $30,682)                                              30,682
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $1,738,802)                                        1,726,348(a)

Other assets and liabilities, net--0.1%                                 1,709
                                                                 ------------
NET ASSETS--100.0%                                               $  1,728,057
                                                                 ============

Phoenix Multi-Sector Short Term Bond Fund

At June 30, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                           Unrealized
      Contract to   In Exchange   Settlement              Appreciation
        Receive         For          Date       Value    (Depreciation)
------------------------------------------------------------------------

      JPY 446,827     USD 3,721     9/4/07     $ 3,662       $  (59)

JPY Japanese Yen                USD United States Dollar

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,646 and gross depreciation of $21,767 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,740,469.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $278,101 (reported in 000's) or 16.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   Par value represents Brazilian Real.

(h)   Par value represents British Pound.

(i)   Par value represents Canadian Dollar.

(j)   Par value represents Colombian Peso.

(k)   Par value represents Euro.

(l)   Par value represents Mexican Peso.

(m)   Par value represents New Zealand Dollar.

(n)   Par value represents Norwegian Krone.

(o)   Par value represents Swedish Krona.

(p)   Non-income producing.

(q)   All or a portion segregated as collateral for forward currency contracts.

(r)   The rate shown is the discount rate.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies consistently followed by the Phoenix Opportunities Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At June 30, 2007, the total value of these securities represented approximately 5.1% and 3.5%, respectively, of the net assets of the Multi-Sector Fixed Income Fund and the Multi-Sector Short Term Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

G. REPURCHASE AGREEMENTS:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

H. DEBT INDEX SECURITIES:

      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive it's pro rata interest of the defaulted security or equivalent cash amount.

I. LOAN AGREEMENTS

      Certain Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

J. CREDIT LINKED NOTES

      Certain Funds may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

K. REIT INVESTMENTS

      With respect to the Real Estate Securities Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

L. SHORT SALES

      A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

      At June 30, 2007, the Market Neutral Fund held securities sold short with the market value which amounted to $64,096 (as reported in 000's) against which collateral of $127,123 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

M. SECURITY LENDING

      Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Co. (the "Custodian"). Under the terns of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities (as determined under the terms of agreement with the Custodian). Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION:

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At June 30, 2007, the Funds held securities issued by various companies in specific sectors as detailed below:

                                                               PERCENTAGE OF
FUND                            SECTOR                         TOTAL NET ASSETS
-------------------------       ----------------------------   -----------------
Global Utilities Fund           Electric Utilities             44%
                                Integrated Telecommunication
                                Services                       26
Growth Opportunities Fund       Information Technology         35

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

PHOENIX OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2007, the Funds held the following restricted security (reported in 000's):

                                                                        Market     % of
                                            Acquisition   Acquisition   Value at   Net Assets
                                            Date          Cost          6/30/07    at 6/30/07
                                            --------------------------------------------------
Market Neutral Fund

   Telefonica Moviles S.A.                  12/20/01      $        --   $     --   0.0%
   Telefonica Data
            Argentina S.A.                  12/20/01      $        --   $     --   0.0%

High Yield Fund

   CB Cambridge
       Industries Liquidating Trust
       Interests 0%, 12/24/05               12/24/01      $   369,206   $      1   0.0%
   Poland Telecom
       Finance BV Series B
       14%, 12/1/07                         11/24/97      $ 5,000,000   $     61   0.0%
   ACG Holdings, Inc.                        12/4/93      $   357,881   $     --   0.0%

Multi-Sector Fixed Income Fund

   Northampton Pulp LLC                     12/30/99      $       349   $     --   0.0%

      The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 4--MERGER

      The Board of Trustees of the Phoenix Opportunities Trust (the "Board"), on behalf of the Phoenix Earnings Driven Growth Fund, has unanimously approved the merger of the Phoenix Earnings Driven Growth Fund with and into the Phoenix Mid-Cap Growth Fund, a series of the Phoenix Series Fund. The merger will be conducted without a shareholder vote pursuant to each fund's Declaration of Trust and rules adopted by the Securities and Exchange Commission. The merger will be effective on or about September 21, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

       (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule
              30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

       (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Opportunities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  August 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date  August 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date  August 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.